                      ELITEPLUS(R) BONUS VARIABLE ANNUITY

                                        PROSPECTUS
                                        May 1, 2005

                                        AIG ANNUITY
                                     INSURANCE COMPANY

                                  A.G. SEPARATE ACCOUNT A

                                         ElitePlus(R) Bonus variable annuity
                                         contracts are not insured by the
                                         FDIC, The Federal Reserve Board or
                                         any similar agency. They are not a
                                         deposit or other obligation of, nor
                                         are they guaranteed or endorsed by,
                                         any bank or depository institution.
                                         An investment in a variable annuity
                                         contract is subject to investment
                                         risks, including possible loss of
                                         principal invested.

AIG ANNUITY INSURANCE COMPANY
UNITS OF INTEREST UNDER FLEXIBLE PREMIUM INDIVIDUAL FIXED AND
VARIABLE DEFERRED ANNUITY CONTRACTS
A.G. SEPARATE ACCOUNT A
                                                                     May 1, 2005

PROSPECTUS

AIG Annuity Insurance Company (the "Company") offers the flexible premium individual fixed and variable deferred annuity contracts (the "Contract" or "Contracts") to provide for the accumulation of Account Value on a fixed or variable basis and payment of annuity payments on a fixed and/or variable basis. The Contracts are designed for use by individuals in retirement plans on a qualified or nonqualified basis; however, no new contracts are being issued since this product is no longer offered for sale.

The Contract permits you to invest in and receive retirement benefits in up to 4 Fixed Account Options and/or an array of Variable Account Options described in this prospectus.

                            VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund -- Series I                VALIC Company I (VC I)
AIM V.I. Diversified Income Fund -- Series I
Janus Aspen Large Cap Growth Portfolio -- Service Shares      Government Securities
                                                              Fund
Janus Aspen International Growth Portfolio -- Service Shares  Growth & Income Fund
MFS VIT Capital Opportunities Series                          International Equities
                                                              Fund
PIMCO Advisors VIT OpCap Managed Portfolio                    Money Market I Fund
Oppenheimer Capital Appreciation Fund/VA                      Science & Technology
                                                              Fund
Oppenheimer High Income Fund/VA                               Stock Index Fund
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA                     VALIC Company II (VC II)
Putnam VT Global Equity Fund -- Class IB Shares
Putnam VT Discovery Growth Fund -- Class IB Shares            High Yield Bond Fund
Templeton Developing Markets Securities Fund -- Class 2       Mid Cap Value Fund
Templeton Foreign Securities Fund -- Class 2                  Strategic Bond Fund
Van Kampen LIT Emerging Growth Portfolio -- Class I Shares

The Contract provides for a 1% Bonus to be applied to eligible Purchase Payments. Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in the Contract. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

A Statement of Additional Information, dated May 1, 2005, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). This Statement of Additional Information contains additional information about the Contract and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-424-4990.

THE CONTRACTS ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     3

FEE TABLES.........................................     4

EXAMPLES...........................................     5

SELECTED PURCHASE UNIT DATA........................     5

SUMMARY............................................     8
    Fixed and Variable Options.....................     8
    Death Benefit Options..........................     8
    Transfers......................................     8
    Fees and Charges...............................     8
    Payout Options.................................     9
    Communications to the Company..................     9
    Federal Tax Information........................     9
    Purchase Requirements..........................     9

GENERAL INFORMATION................................    10
    About the Contract.............................    10
    About the Company..............................    10
    About A.G. Separate Account A..................    11
    About the Fixed Account........................    11
    Units of Interest..............................    11
    Distribution of the Contracts..................    12

FIXED AND VARIABLE ACCOUNT OPTIONS.................    12
    Fixed Account Options..........................    12
    Variable Account Options.......................    13

PURCHASE PERIOD....................................    15
    Purchase Payments..............................    15
    Right to Return................................    16
    1% Bonus.......................................    16
    Purchase Units.................................    17
    Stopping Purchase Payments.....................    17

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    17
    During the Purchase Period.....................    17
    Policy Against Market Timing and Frequent
      Transfers....................................    18
    Communicating Transfer or Reallocation
      Instructions.................................    19
    Sweep Account Program..........................    19
    Effective Date of Transfer.....................    19
    Reservation of Rights..........................    19
    Dollar Cost Averaging Program..................    19
    Portfolio Rebalancing Program..................    20
    During the Payout Period.......................    20

FEES AND CHARGES...................................    21
    Account Maintenance Fee........................    21
    Surrender Charge...............................    21
         Amount of Surrender Charge................    21
         10% Free Withdrawal.......................    21
         Exceptions to Surrender Charge............    21
    Market Value Adjustment........................    22
    Premium Tax Charge.............................    22
    Separate Account Charges.......................    22
    Optional Separate Account Charges..............    23
      Optional Death Benefit Charge................    23
    Other Tax Charges..............................    23



                                                     PAGE
                                                     ----

PAYOUT PERIOD......................................    23
    Fixed Payout...................................    23
    Variable Payout................................    23
    Combination Fixed and Variable Payout..........    24
    Payout Date....................................    24
    Payout Options.................................    24
    Payout Information.............................    24

SURRENDER OF ACCOUNT VALUE.........................    25
    When Surrenders are Allowed....................    25
    Amount That May Be Surrendered.................    25
    Surrender Restrictions.........................    25
    Partial Surrender..............................    25
    Systematic Withdrawal Program..................    25
    Distributions Required By Federal Tax Law......    26

DEATH BENEFITS.....................................    26
    Beneficiary Information........................    26
    Proof of Death.................................    26
    Special Information for Nonqualified
      Contracts....................................    26
    Important Information for Beneficiaries who
      Elect to Defer Payment.......................    27
    Joint Owner Spousal Election Information.......    27
    During the Purchase Period.....................    27
      Standard Death Benefit.......................    27
      Enhanced Death Benefit.......................    27
      Annual Step-Up Death Benefit.................    28
    During the Payout Period.......................    28

OTHER CONTRACT FEATURES............................    28
    Change of Beneficiary..........................    28
    Cancellation -- The 10 Day "Free Look".........    28
    We Reserve Certain Rights......................    28
    Deferring Payments.............................    29

VOTING RIGHTS......................................    29
    Who May Give Voting Instructions...............    29
    Determination of Fund Shares Attributable to
      Your Account.................................    29
         During Purchase Period....................    29
         During Payout Period or After a Death
           Benefit Has Been Paid...................    29
    How Fund Shares Are Voted......................    29

FEDERAL TAX MATTERS................................    30
    Types of Plans.................................    30
    Tax Consequences in General....................    30
    Effect of Tax-Deferred Accumulations...........    31

LEGAL PROCEEDINGS..................................    32

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....    33

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, us, our, and Company mean AIG Annuity Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. The specific terms that we define for you in this prospectus are:

DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value..............        17
A.G. Separate Account A....        28
Annuitant..................        26
Annuity Service Center.....        17
Assumed Investment Rate....        23
Beneficiary................        26
Bonus......................      10, 16
Contract Anniversary.......      8, 21
Contract Owner.............        28
Mutual Fund or Fund........        11
MVA Band...................      10, 18
MVA Term...................      8, 18
Payout Payments............        23
Payout Period..............        20
Payout Unit................        24
Purchase Payments..........        8
Purchase Period............        17
Purchase Unit..............        17
Variable Payout............        23

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about the Company, the Contract, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in A.G. Separate Account A are offered. The Contract will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of the Contract except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given. You should keep these prospectuses to help answer any questions you may have in the future.

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES, RANGING FROM ZERO TO 3 1/2%, MAY ALSO BE DEDUCTED IF APPLICABLE.

MAXIMUM OWNER TRANSACTION EXPENSES

Maximum Surrender Charge
(As a percentage of the Purchase Payment withdrawn).........  5.00%

Surrender Charge Schedule (As a percentage of the Purchase Payment withdrawn and based on the length of time from when each Purchase Payment was received)

Years        1         2         3         4         5         6         7        8+
-------------------------------------------------------------------------------------
            5%        5%        5%        4%        3%        2%        1%        0%


Transfer Fee(1).............................................  $25



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.



ACCOUNT MAINTENANCE FEE(2)..................................  $30



SEPARATE ACCOUNT ANNUAL CHARGES(3)

(deducted daily as a percentage of your average Account Value)

     Mortality and Expense Risk Fee.........................  1.25%
     Administration Fee.....................................  0.15%
     Optional Enhanced Death Benefit Charge.................  0.05%
     Optional Annual Step-Up Death Benefit Charge...........  0.10%
                                                              ----
          TOTAL SEPARATE ACCOUNT ANNUAL CHARGES.............  1.55%
                                                              ====


THE NEXT TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



----------------------------------------------------------------------------------------------------
TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                        MINIMUM             MAXIMUM
----------------------------------------------------------------------------------------------------
 (Expenses that are deducted from the assets of a Mutual
 Fund, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                          0.38%               1.79%
----------------------------------------------------------------------------------------------------


------------


(1) Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose a fee in the future, which will not exceed the lesser of $25 or 2% of the amount transferred. See "Transfers Between Investment Options" in this prospectus.



(2) During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, then no Account Maintenance Fee will be deducted for that Contract Year. See "Fees and Charges" in this prospectus.



(3) Please note that a Contract Owner may only choose one of the two optional death benefits. If the more expensive of the two options were chosen, the maximum total separate account annual charges would be 1.50%. If a Contract Owner did not choose any optional features, then the maximum total separate account annual charges would be 1.40%.

EXAMPLES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, account maintenance fees, separate account annual charges and the Variable Account Option fees and expenses.

These examples assume that you invest a single purchase payment of $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option (1.79%), and that you have chosen the Optional Annual Step-Up Death Benefit (0.10%). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

----------------------------------------------------------------------------------------------------------------------------------
1 YEAR                           3 YEARS                          5 YEARS                          10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
 $837                            $1,502                           $2,037                           $3,637
----------------------------------------------------------------------------------------------------------------------------------

(2) If you do not surrender your Contract:

----------------------------------------------------------------------------------------------------------------------------------
1 YEAR                           3 YEARS                          5 YEARS                          10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
 $337                            $1,029                           $1,743                           $3,637
----------------------------------------------------------------------------------------------------------------------------------

Note: These examples should not be considered representative of past or future expenses for A.G. Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by us. The Operating Expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by a Fund may be lower than that shown above.

The sub-advisers AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with The Variable Annuity Life Insurance Company ("VALIC"), which is the Adviser to VALIC Company I and II, due to common ownership.

SELECTED PURCHASE UNIT DATA(1)
--------------------------------------------------------------------------------

                                                                NUMBER OF
                                          UNIT        UNIT        UNITS
                                        VALUE AT    VALUE AT   OUTSTANDING
                                        BEGINNING    END OF     AT END OF
FUND NAME                  YEAR          OF YEAR      YEAR        YEAR
---------               ----------      ---------   --------   -----------
AIM VI Capital
  Appreciation
  Division 117........    12/31/04       10.040      10.556       417,540
                          12/31/03        7.862      10.040       458,784
                          12/31/02       10.541       7.862       508,872
                          12/31/01       13.936      10.541       565,469
                          12/31/00       15.864      13.936       533,262
                          12/31/99       11.125      15.864       263,916
                          12/31/98        9.996      11.125         2,550
AIM VI Diversified
  Income Division
  118.................    12/31/04       10.613      10.991       231,712
                          12/31/03        9.853      10.613       265,111
                          12/31/02        9.769       9.853       275,418
                          12/31/01        9.565       9.769       343,758
                          12/31/00        9.633       9.565       273,246
                          12/31/99        9.961       9.633       143,977
                          12/31/98        9.878       9.961         2,249

                                                                NUMBER OF
                                          UNIT        UNIT        UNITS
                                        VALUE AT    VALUE AT   OUTSTANDING
                                        BEGINNING    END OF     AT END OF
FUND NAME                  YEAR          OF YEAR      YEAR        YEAR
---------               ----------      ---------   --------   -----------
Janus Aspen Growth
  Portfolio -- Service
  Shares Division
  141.................    12/31/04        6.229       6.400       122,169
                          12/31/03        4.804       6.229       171,826
                          12/31/02        6.650       4.804       143,504
                          12/31/01        8.981       6.650       110,290
                          12/31/00       10.000       8.981         3,868
                        11/15/2000(2)        --      10.000
Janus Aspen
  International Growth
  Portfolio -- Service
  Shares Division
  142.................    12/31/04        6.847       8.013        74,584
                          12/31/03        5.162       6.847        81,647
                          12/31/02        7.051       5.162        98,962
                          12/31/01        9.341       7.051        78,557
                          12/31/00       10.000       9.341         2,615
                        11/15/2000(2)        --      10.000

--------------------------------------------------------------------------------


                                                                NUMBER OF
                                          UNIT        UNIT        UNITS
                                        VALUE AT    VALUE AT   OUTSTANDING
                                        BEGINNING    END OF     AT END OF
FUND NAME                  YEAR          OF YEAR      YEAR        YEAR
---------               ----------      ---------   --------   -----------
MFS VIT Capital
  Opportunities Series
  Division 143........    12/31/04        6.271       6.954        93,941
                          12/31/03        4.993       6.271       109,343
                          12/31/02        7.202       4.993        94,261
                          12/31/01        9.547       7.202        68,795
                          12/31/00       10.000       9.547         2,914
                        11/15/2000(2)        --      10.000
VALIC Co. I Government
  Securities Division
  138(3)..............    12/31/04       14.810      15.106       890,027
                          12/31/03       14.850      14.810     1,066,805
                          12/31/02       13.443      14.850     1,410,001
                          12/31/01       12.769      13.443     1,447,442
                          12/31/00       11.470      12.769     1,372,638
                          12/31/99       11.471      11.470     1,390,591
                        12/23/1999(2)        --      11.471     1,415,677
VALIC Co. I Growth &
  Income Division
  134(3)..............    12/31/04       13.137      14.342       778,325
                          12/31/03       10.862      13.137       863,408
                          12/31/02       14.037      10.862     1,016,827
                          12/31/01       15.834      14.037     1,161,341
                          12/31/00       18.014      15.834     1,262,262
                          12/31/99       17.601      18.014     1,317,110
                        12/23/1999(2)        --      17.601     1,309,712
VALIC Co. II High
  Yield Bond Division
  147.................    12/31/04       12.477      14.257        38,303
                          12/31/03        9.736      12.477        45,204
                          12/31/02       10.057       9.736        34,960
                          12/31/01        9.623      10.057        25,788
                          12/31/00       10.000       9.623           617
                        11/15/2000(2)        --      10.000
VALIC Co. I
  International
  Equities Division
  135(3)..............    12/31/04        9.512      11.053       310,419
                          12/31/03        7.441       9.512       350,102
                          12/31/02        9.293       7.441       390,455
                          12/31/01       12.080       9.293       404,541
                          12/31/00       14.814      12.080       399,335
                          12/31/99       14.268      14.814       405,200
                        12/23/1999(2)        --      14.268       407,306
VALIC Co. I Money
  Market I Division
  132(3)..............    12/31/04       12.331      12.257       209,418
                          12/31/03       12.432      12.331       255,508
                          12/31/02       12.453      12.432       327,542
                          12/31/01       12.182      12.453       356,279
                          12/31/00       11.654      12.182       233,714
                          12/31/99       11.640      11.654       367,475
                        12/23/1999(2)        --      11.640       386,087
VALIC Co. I Stock
  Index Division
  133.................    12/31/04       16.041      17.478       739,198
                          12/31/03       12.690      16.041       805,831
                          12/31/02       16.592      12.690       884,902
                          12/31/01       19.168      16.592       980,728
                          12/31/00       21.445      19.168       923,386
                          12/31/99       20.968      21.445       948,596
                        12/23/1999(2)        --      20.968       943,866



                                                                NUMBER OF
                                          UNIT        UNIT        UNITS
                                        VALUE AT    VALUE AT   OUTSTANDING
                                        BEGINNING    END OF     AT END OF
FUND NAME                  YEAR          OF YEAR      YEAR        YEAR
---------               ----------      ---------   --------   -----------
VALIC Co. I Strategic
  Bond Division 146...    12/31/04       13.550      14.779        89,079
                          12/31/03       11.505      13.550       110,815
                          12/31/02       10.945      11.505       114,447
                          12/31/01       10.042      10.945        68,652
                          12/31/00       10.000      10.042           104
                        11/15/2000(2)        --      10.000
VALIC Co. II Mid Cap
  Value Division
  145.................    12/31/04       12.440      14.260       194,500
                          12/31/03        8.801      12.440       185,518
                          12/31/02       10.374       8.801       176,463
                          12/31/01       10.719      10.374       133,656
                          12/31/00       10.000      10.719         3,425
                        11/15/2000(2)        --      10.000
VALIC Co. I Science &
  Technology Division
  144.................    12/31/04        4.168       4.143       118,037
                          12/31/03        2.791       4.168       112,137
                          12/31/02        4.734       2.791       115,630
                          12/31/01        8.164       4.734        85,396
                          12/31/00       10.000       8.164         3,332
                        11/15/2000(2)        --      10.000
OpCap Managed
  Portfolio Division
  139(3)..............    12/31/04       16.204      17.697     1,085,163
                          12/31/03       13.498      16.204     1,250,289
                          12/31/02       16.470      13.498     1,399,143
                          12/31/01       17.568      16.470     1,604,376
                          12/31/00       16.234      17.568     1,547,167
                          12/31/99       16.039      16.234     1,795,075
                        12/23/1999(2)        --      16.039     1,800,114
Oppenheimer Capital
  Appreciation/VA
  Division 112........    12/31/04       11.664      12.298       659,195
                          12/31/03        9.034      11.664       718,257
                          12/31/02       12.527       9.034       781,319
                          12/31/01       14.534      12.527       833,068
                          12/31/00       14.773      14.534       628,004
                          12/31/99       10.577      14.773       318,642
                          12/31/98        9.573      10.577         1,662
                        11/23/1998(2)        --       9.573
Oppenheimer High
  Income/VA Division
  114.................    12/31/04       11.556      12.416       241,911
                          12/31/03        9.455      11.556       273,109
                          12/31/02        9.825       9.455       281,951
                          12/31/01        9.772       9.825       311,386
                          12/31/00       10.296       9.772       203,317
                          12/31/99       10.012      10.296       125,894
                          12/31/98        9.936      10.012         1,792
                        11/23/1998(2)        --       9.936
Oppenheimer Main
  Street Growth &
  Income/VA Division
  111.................    12/31/04       10.042      10.838     1,139,814
                          12/31/03        8.037      10.042     1,233,050
                          12/31/02       10.038       8.037     1,309,561
                          12/31/01       11.333      10.038     1,455,720
                          12/31/00       12.599      11.333     1,145,141
                          12/31/99       10.499      12.599       562,532
                          12/31/98       10.011      10.499         6,629
                        11/23/1998(2)        --      10.011

--------------------------------------------------------------------------------

                                                                NUMBER OF
                                          UNIT        UNIT        UNITS
                                        VALUE AT    VALUE AT   OUTSTANDING
                                        BEGINNING    END OF     AT END OF
FUND NAME                  YEAR          OF YEAR      YEAR        YEAR
---------               ----------      ---------   --------   -----------
Oppenheimer Main
  Street Small Cap/VA
  Division 113........    12/31/04       15.045      17.715       237,948
                          12/31/03       10.569      15.045       252,075
                          12/31/02       12.723      10.569       270,490
                          12/31/01       12.952      12.723       274,678
                          12/31/00       16.085      12.952       244,322
                          12/31/99       11.131      16.085        94,772
                          12/31/98       10.079      11.131         2,973
                        11/23/1998(2)        --      10.079
Putnam VT Global
  Equity Class IB
  Shares Division
  149.................    12/31/04        6.112       6.851        33,642
                          12/31/03        4.797       6.112        36,218
                          12/31/02        6.269       4.797        44,163
                          12/31/01        9.053       6.269        38,471
                          12/31/00       10.000       9.053
                        11/15/2000(2)        --      10.000
Putnam VT Discovery
  Growth Fund Class IB
  Shares Division
  148.................    12/31/04        5.188       5.503        65,500
                          12/31/03        3.986       5.188        84,733
                          12/31/02        5.741       3.986        96,661
                          12/31/01        8.413       5.741        73,749
                          12/31/00       10.000       8.413         3,919
                        11/15/2000(2)        --      10.000

                                                                NUMBER OF
                                          UNIT        UNIT        UNITS
                                        VALUE AT    VALUE AT   OUTSTANDING
                                        BEGINNING    END OF     AT END OF
FUND NAME                  YEAR          OF YEAR      YEAR        YEAR
---------               ----------      ---------   --------   -----------
Templeton Developing
  Markets Securities
  Class 2 Division
  115(4)..............    12/31/04       13.709      16.858        72,655
                          12/31/03        9.088      13.709        72,312
                          12/31/02        9.231       9.088        86,857
                          12/31/01       10.186       9.231        95,374
                          12/31/00       15.200      10.186        86,818
                          12/31/99       10.058      15.200        46,150
                          12/31/98       10.229      10.058            --
                        11/23/1998(2)        --      10.229
Templeton Foreign
  Securities Class 2
  Division 116(5).....    12/31/04       10.323      12.064       166,088
                          12/31/03        7.918      10.323       174,369
                          12/31/02        9.861       7.918       188,788
                          12/31/01       11.907       9.861       199,041
                          12/31/00       12.369      11.907       189,296
                          12/31/99       10.179      12.369        88,398
                          12/31/98       10.091      10.179           360
                        11/23/1998(2)        --      10.091
Van Kampen LIT
  Emerging Growth
  Division 136(3).....    12/31/04       18.001      18.998       600,653
                          12/31/03       14.336      18.001       690,881
                          12/31/02       21.537      14.336       783,530
                          12/31/01       31.887      21.537       879,285
                          12/31/00       35.992      31.887       887,930
                          12/31/99       34.299      35.992       814,202
                          12/23/99(2)        --      34.299       809,405

------------

(1) The Selected Purchase Unit Data does not include the purchase of any optional death benefits.

(2) Purchase Unit Value At Date Of Inception.

(3) On December 23, 1999, the mutual funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.

(4) Effective May 1, 2000 the Templeton Developing Markets Fund merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the Templeton Developing Markets Fund was renamed the Templeton Developing Markets Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Developing Markets Fund.

(5) Effective May 1, 2002, the Templeton International Securities Fund changed its name to the Templeton Foreign Securities Fund. Accordingly, the Templeton International Securities Fund was renamed the Templeton Foreign Securities Fund. Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund was renamed the Templeton International Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund.

Financial statements of A.G. Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown.

SUMMARY
--------------------------------------------------------------------------------

The Contract is a combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of the Contract's major features is presented below. For a more detailed discussion of the Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contract offers a choice of several Fixed and Variable Account Options. "Fixed Account Options" are subaccounts into which your Purchase Payments and Account Value may be allocated to fixed investment options. Currently, there are four Fixed Account Options: the One Year Fixed Account Option; the DCA One Year Fixed Account Option; the DCA Six Month Fixed Account Option; and the MVA Option. The Fixed Account Options are guaranteed to earn at least a minimum rate of interest. "Variable Account Options" are investment options that correspond to Separate Account Divisions offered by the Contract. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund. See the "Fixed and Variable Account Options" and "Dollar Cost Averaging Program" sections of this prospectus.

DEATH BENEFIT OPTIONS

At the time that your Contract is issued you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. There will be a charge for choosing the Enhanced Death Benefit or the Annual Step-Up Death Benefit. There is no charge for the Standard Death Benefit. See the "Death Benefit" section and the "Fees and Charges" section in this prospectus.

TRANSFERS

You may transfer money in your account among the Contract's investment options free of charge. We reserve the right, however, to impose a fee that will not exceed the lesser of $25 or 2% of the amount transferred for each transfer which will be deducted from the amount transferred. Transfers during the Purchase Period are permitted as follows:

- You may transfer your Account Value among the Variable Account Options;

- You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options; and

- You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 3 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 3 of such Contract Year.)

Once you begin receiving payments from your account (in the Payout Period), you may still transfer funds among the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option.

You cannot transfer amounts you have invested in the MVA Option to another investment option during an MVA Term without the application of a Market Value Adjustment. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information.
Transfers can be made by calling the Company's toll-free transfer service at 1-800-424-4990. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

On each Contract Anniversary, the Company deducts an Account Maintenance Fee of $30 from your Account Value. The fee is deducted proportionately from each investment option. During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, the Company will waive the fee for that Contract Year.

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed as a percent of the total Purchase Payments withdrawn based on

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

MVA TERM -- a period of
time in which an amount of
Account Value is allocated to a
guarantee period in the MVA
Option. See the "MVA Option"
section in this prospectus.

More information on FEES
may be found in this
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

CONTRACT ANNIVERSARY -- the date
that the Contract is issued
and each yearly anniversary
of that date thereafter.

--------------------------------------------------------------------------------

the length of time from when each Purchase Payment was received up to a maximum of 5.0% of Purchase Payments.

Withdrawals from the MVA Option prior to the end of the applicable MVA Term will also be subject to a Market Value Adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the Market Value Adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information.

Withdrawals are always subject to federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee and an administration fee. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 1.25% and 0.15%, respectively.

OPTIONAL SEPARATE ACCOUNT CHARGES

If you choose one of the optional death benefits you will incur additional charges which we take from your Variable Account Options on a daily basis. More information on the Optional Separate Account Charges can be found in the "Fee Table" and the "Fees and Charges" sections in this prospectus.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

COMMUNICATIONS TO THE
COMPANY

You should include, in communications to the Company, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the Annuity Service Center address shown on the inside back cover of this prospectus. We will consider communications to be received at our Annuity Service Center on the date we actually receive them, if they are in the form described in this prospectus. See "Transfers Between Investment
Options -- Communicating Transfer or Reallocation Instructions" in this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contract can be purchased with after-tax dollars, they are also used in connection with retirement programs which receive favorable tax treatment under federal law. Thus, a deferred annuity contract generally does not provide additional tax deferral beyond the tax-qualified retirement plan or program itself. Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Internal Revenue Code ("Code") sections 403(b) or 401(k) and Individual Retirement Accounts ("IRAs") generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus.

PURCHASE REQUIREMENTS

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000 and for Qualified Contracts is $2,000. The minimum subsequent Purchase Payment is $1,000 for nonqualified Contracts and $250 for Qualified Contracts. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50. More information about the Automatic Check Option can be found in the "Purchase Period" section of this prospectus.

At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
sections of this prospectus and
of the Statement of Additional
Information.

--------------------------------------------------------------------------------

Qualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount as a Bonus (subject to state regulatory approval). For more information on the 1% Bonus and on Purchase Payments, see the "Purchase Period" section in this prospectus.

From time to time the Company may change the minimum amount necessary to establish a new MVA Option guarantee period (an "MVA Band"). For more information on the MVA Band, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

RIGHT TO RETURN

You may return your Contract by mailing it directly to the Annuity Service Center or returning it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. We will then return to you:

  - Your Purchase Payment, adjusted to reflect investment experience and any Fees and Charges which have been deducted; or

  - In certain states, your entire Purchase Payment as required by state law.

See the "Purchase Period -- Right to Return" and "Purchase Period -- 1% Bonus" sections in this prospectus for information on how the 1% Bonus is impacted by the Right to Return.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACT

The Contract was developed to help you save money for your retirement. It offers a combination of fixed and variable options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contract can come from different sources, such as payroll deductions or money transfers. Your retirement savings process with the Contract will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contract called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period."

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contract.

ABOUT THE COMPANY

We are a life insurance company organized on July 5, 1944 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contract. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. Our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101. The address to send any Purchase Payments and sums payable to the Company under the Contract is: AIG Annuity Insurance Company, P.O. Box 1792, Amarillo, TX, 79105, if sent by mail; and c/o Amarillo National Bank, Lockbox 1792, 410 S. Taylor, Amarillo, TX, 79101, if sent by overnight delivery. The Company primarily distributes its annuity contracts through financial institutions, general agents, and specialty brokers.

On February 25, 1998, the Company became an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), a Texas corporation. On this date the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. On August 29, 2001, AGC was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, the Company is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading international insurance and financial services organization, with operations in more than 130 countries and jurisdictions. AIG member companies serve commercial, institutional and individual customers through the most extensive worldwide property-casualty and life insurance networks of any insurer. In the United States,

BONUS - an additional
amount paid by the Company,
equal to 1% of the initial
Purchase Payment and
certain subsequent
Purchase Payments.

MVA BAND -- the name given
to a specific amount of
Account Value allocated to
the MVA Option for an
MVA Term. See the "MVA Option"
and "Market Value Adjustment"
sections in this prospectus.

All inquiries regarding
THE CONTRACT
may be directed to the
Annuity Service Center
at the address shown.

For more information about
THE COMPANY, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

AIG companies are the largest underwriters of commercial and industrial insurance, and among the top-ranked life insurers. Subsequently, on March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.

ABOUT A.G. SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through A.G. Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. A.G. Separate
Account A invests in the Mutual Funds on behalf of your account. A.G. Separate Account A is made up of what we call "Divisions." Several Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of A.G. Separate Account A.

On December 23, 1999, the Mutual Funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute Mutual Funds, as follows: Credit Suisse Growth and Income Portfolio (Division 1) was replaced by Growth & Income Fund; Credit Suisse International Equity Portfolio (Division 2) was replaced by International Equities Fund; EliteValue Portfolio (Division 3) was replaced by OCCAT Managed Portfolio; American General U.S. Government Securities Portfolio (Division 4) was replaced by Government Securities Fund; State Street Global Advisors Growth Equity Portfolio (Division 5) was replaced by Stock Index Fund; State Street Global Advisors Money Market Portfolio (Division 6) was replaced by Money Market I Fund; and Van Kampen Emerging Growth Portfolio (Division 7) was replaced by Van Kampen LIT Emerging Growth Portfolio.

The Company established A.G. Separate Account A on November 9, 1994 under Texas insurance law. Prior to May 1, 1999, A.G. Separate Account A was known as AGA Separate Account A. Prior to May 1, 1998, AGA Separate Account A was known as WNL Separate Account A. A.G. Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 ("1940 Act"). Units of interest in A.G. Separate Account A are registered as securities under the Securities Act of 1933 ("1933 Act").

A.G. Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of A.G. Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, A.G. Separate Account A may not be charged with the liabilities of any other Company operation. The Texas Insurance Code requires that the assets of A.G. Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract Owner, annuitants, and beneficiaries of the Contract. The commitments under the Contracts are the Company's, and AIG and AGC have no legal obligation to back those commitments.

ABOUT THE FIXED ACCOUNT

When you direct money to the Contract's Fixed Account Options, it will become part of the Company's general assets (except in certain states where allocations to the MVA Option must be allocated to a separate account of the Company). Our obligations for the Fixed Account are legal obligations of the Company. Our general assets support these obligations. These general assets also support our obligations under other annuity contracts we issue. See the "Purchase Period -- Choosing Investment Options" section in this prospectus.

With the MVA Option, a Market Value Adjustment may increase or reduce the Account Value in this Fixed Account Option. See the "MVA Option" and "Market Value Adjustment" sections in this prospectus for additional information.

UNITS OF INTEREST

Your investment in a Division of A.G. Separate Account A is represented by units of interest issued by A.G. Separate Account A. On a daily basis, the units of interest issued by A.G. Separate Account A are revalued to reflect that day's performance of the underlying Mutual Fund minus any applicable fees and charges to A.G. Separate Account A.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in A.G.
Separate Account A.

--------------------------------------------------------------------------------

DISTRIBUTION OF THE CONTRACTS

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers (the "NASD"), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"). The principal underwriter and distributor for A.G. Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. AGDI was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI was organized as a Delaware corporation on June 24, 1994, and is a registered broker-dealer under the 1934 Act, and a member of the NASD.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. These commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

The Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers where these broker-dealers and/or their affiliates, work with the Company and AGDI in the promotion and marketing of the Contracts. These arrangements do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges"
section in this prospectus.

FIXED AND VARIABLE ACCOUNT OPTIONS

--------------------------------------------------------------------------------

There are several Fixed and Variable investment options offered under the Contract. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the 1940 Act. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a separate account of the Company, depending on state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a Market Value Adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of the MVA Term, as explained below, we bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

--------------------------------------------------------------------------------

              FIXED ACCOUNT OPTIONS
------------------------------------------------------------------------
FIXED OPTIONS One Year Guarantee          Guaranteed current interest
              Period ("One Year           income
              Fixed Account")
              ----------------------------------------------------------
              DCA One Year Guarantee      Guaranteed current interest
              Period ("DCA One Year       income
              Fixed Account")
              ----------------------------------------------------------
              DCA Six Month               Guaranteed current interest
              Guarantee Period ("DCA      income
              Six Month Fixed
              Account")
              ----------------------------------------------------------
              Market Value                Multi-year guaranteed interest
              Adjustment Guarantee        income
              Period ("MVA Option")       (May not be available in all
                                          states)
------------------------------------------------------------------------

For more information about
DISTRIBUTOR, see the Statement
of Additional Information.

AGDI'S address is
2929 Allen Parkway,
Houston, Texas 77019.

--------------------------------------------------------------------------------

NON-MVA FIXED ACCOUNT OPTIONS

The Contract offers three Fixed Account Options that are not associated with the MVA Option. These three Non-MVA Fixed Account Options are the One Year Fixed Account, the DCA One Year Fixed Account and the DCA Six Month Fixed Account.

The DCA One Year Fixed Account Option and the DCA Six Month Fixed Account Option are used exclusively in connection with the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

MVA OPTION

The MVA Option is a Fixed Account Option where all or a portion of your Account Value is placed in one or more separate MVA Bands for specific MVA Terms. Each additional allocation to the MVA Option is allocated to a separate MVA Band for a separate MVA Term. For example, let's say that on September 1, 2001, you allocate a portion of Account Value ("September 1 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. Then on September 2, 2001, you allocate additional Account Value ("September 2 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. The September 1 Account Value and the September 2 Account Value are considered 2 separate and distinct MVA Bands. Each MVA Band must remain in the MVA Option for the specific amount of time we offered, which is called the MVA Term. (For example, the Company may offer a five year MVA Term.) If Account Value is withdrawn from an MVA Band before the MVA Term ends, then a Market Value Adjustment will apply. The minimum amount to establish a new MVA Band may be changed from time to time. The MVA Option may not be available in all states. See the "Market Value Adjustment" section in this prospectus.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of A.G. Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

----------------------------------------------------------------------------------------------------------------------------
              VARIABLE ACCOUNT            INVESTMENT OBJECTIVE*               ADVISER                   SUB-ADVISER
              OPTIONS
----------------------------------------------------------------------------------------------------------------------------
EQUITY        AIM V.I. Capital            Growth of capital.                  A I M Advisors, Inc.      --
FUNDS         Appreciation Fund
              Series I(1)
              --------------------------------------------------------------------------------------------------------------
              Janus Aspen Large Cap       Seeks long-term growth of           Janus Capital             --
              Growth                      capital in a manner consistent      Management, LLC
              Portfolio -- Service        with the preservation of
              Shares(2)                   capital.
              --------------------------------------------------------------------------------------------------------------
              Janus Aspen                 Seeks long-term growth of           Janus Capital             --
              International Growth        capital.                            Management, LLC
              Portfolio -- Service
              Shares(2)
              --------------------------------------------------------------------------------------------------------------
              MFS(R) VIT Capital          Seeks capital appreciation.         Massachusetts             --
              Opportunities                                                   Financial Services
              Series(3)                                                       Company
              --------------------------------------------------------------------------------------------------------------
              Growth & Income             Seeks to provide long-term          VALIC                     AIG SunAmerica Asset
              Fund(4)                     growth of capital and,                                        Management Corp.
                                          secondarily, current income
                                          through investment in common
                                          stocks and equity-related
                                          securities.
              --------------------------------------------------------------------------------------------------------------
              International Equities      Seeks to provide long-term          VALIC                     AIG Global
              Fund(4)                     growth of capital through                                     Investment Corp.
                                          investments primarily in a
                                          diversified portfolio of
                                          equity and equity related
                                          securities of foreign issuers
                                          that, as a group, are expected
                                          to provide investment results
                                          closely corresponding to the
                                          performance of the MSCI EAFE
                                          Index.
              --------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
              Stock Index Fund(4)         Seeks long-term capital growth      VALIC                     AIG Global
                                          through investment in common                                  Investment Corp.
                                          stocks that, as a group, are
                                          expected to provide investment
                                          results closely corresponding
                                          to the performance of the
                                          Standard & Poor's 500 Stock
                                          Index(R).
              --------------------------------------------------------------------------------------------------------------
              Mid Cap Value Fund(5)       Seeks capital growth through        VALIC                     Wellington
                                          investment in equity                                          Management Company,
                                          securities of medium                                          LLP
                                          capitalization companies using
                                          a value-oriented investment
                                          approach.
              --------------------------------------------------------------------------------------------------------------
              Science & Technology        Seeks long-term capital             VALIC                     T. Rowe Price
              Fund(4)                     appreciation through                                          Associates, Inc.
                                          investment primarily in the
                                          common stocks of companies
                                          that are expected to benefit
                                          from the development,
                                          advancement and use of science
                                          and technology.
              --------------------------------------------------------------------------------------------------------------
              OpCap Managed               Growth of capital over time         OpCap Advisors LLC        Pacific Investment
              Portfolio(6)                through investments in common                                 Management Company
                                          stocks, bonds and cash                                        LLC (PIMCO)
                                          equivalents.
              --------------------------------------------------------------------------------------------------------------
              Oppenheimer Capital         Seeks to achieve capital            OppenheimerFunds,         --
              Appreciation                appreciation by investing in        Inc.
              Fund/VA(7)                  securities of well-known
                                          established companies.
              --------------------------------------------------------------------------------------------------------------
              Oppenheimer Main            Seeks high total return (which      OppenheimerFunds,         --
              Street Fund/VA(7)           includes growth in the value        Inc.
                                          of its shares as well as
                                          current income) from equity
                                          and debt related securities.
              --------------------------------------------------------------------------------------------------------------
              Oppenheimer Main            Seeks to provide capital            OppenheimerFunds,         --
              Street Small Cap            appreciation primarily through      Inc.
              Fund/VA(7)                  investments in securities of
                                          small cap companies.
              --------------------------------------------------------------------------------------------------------------
              Putnam VT Global            Seeks capital appreciation.         Putnam Investment         --
              Equity Fund -- Class                                            Management, LLC
              IB Shares(8)
              --------------------------------------------------------------------------------------------------------------
              Putnam VT Discovery         Seeks long-term growth of           Putnam Investment         --
              Growth Fund -- Class        capital.                            Management, LLC
              IB Shares(8)
              --------------------------------------------------------------------------------------------------------------
              Templeton Developing        Seeks long-term capital             Templeton Asset           --
              Markets Securities          appreciation. The Fund              Management Ltd.
              Fund --                     normally invests at least 80%
              Class 2(9)                  of its assets in emerging
                                          market investments.
              --------------------------------------------------------------------------------------------------------------
              Templeton Foreign           Long-term capital growth. The       Templeton Investment      --
              Securities Fund --          Fund normally invests in            Counsel, LLC
              Class 2(9)                  stocks of companies located
                                          outside the United States,
                                          including emerging markets.
              --------------------------------------------------------------------------------------------------------------
              Van Kampen LIT              Capital appreciation by             Van Kampen Asset          --
              Emerging Growth             investing in common stocks of       Management Inc.
              Portfolio -- Class I        emerging growth companies.
              Shares(10)
----------------------------------------------------------------------------------------------------------------------------
INCOME FUNDS  AIM V.I. Diversified        Achieve a high level of             A I M Advisors, Inc.      --
              Income Fund Series          current income.
              I(1)
              --------------------------------------------------------------------------------------------------------------
              Government Securities       Seeks high current income and       VALIC                     AIG Global
              Fund(4)                     protection of capital through                                 Investment Corp.
                                          investments in intermediate
                                          and long-term U.S. Government
                                          debt securities.
              --------------------------------------------------------------------------------------------------------------
              High Yield Bond             Seeks the highest possible          VALIC                     AIG Global
              Fund(5)                     total return and income                                       Investment Corp.
                                          consistent with conservation
                                          of capital through investment
                                          in a diversified portfolio of
                                          high yielding, high risk
                                          fixed-income securities.
              --------------------------------------------------------------------------------------------------------------
              Strategic Bond Fund(5)      Seeks the highest possible          VALIC                     AIG Global
                                          total return and income                                       Investment Corp.
                                          consistent with conservation
                                          of capital through investment
                                          in a diversified portfolio of
                                          income producing securities.
              --------------------------------------------------------------------------------------------------------------
              Oppenheimer High            Seeks to provide a high level       OppenheimerFunds,         --
              Income Fund/VA(7)           of current income from              Inc.
                                          investment in lower-grade,
                                          high yield debt securities.
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET  Money Market I Fund(4)      Seeks liquidity, protection of      VALIC                     AIG SunAmerica Asset
FUND                                      capital and current income                                    Management Corp.
                                          through investments in
                                          short-term money market
                                          securities.
----------------------------------------------------------------------------------------------------------------------------

 (1) A series of AIM Variable Insurance Funds.
 (2) A series of Janus Aspen Series -- Service Shares.
 (3) A series of MFS(R) Variable Insurance Trust.
 (4) A series of VALIC Company I.
 (5) A series of VALIC Company II.
 (6) A series of PIMCO Advisors Variable Insurance Trust.
 (7) A series of Oppenheimer Variable Account Funds.
 (8) A series of Putnam Variable Trust.
 (9) A series of Franklin Templeton Variable Insurance Products Trust.
(10) A series of Van Kampen Life Investment Trust.
 * There can be no assurance that investment objectives will be achieved.

A detailed description of the investment objective and strategy and more information about each Fund's fees may also be found in each Fund's current prospectus.

The Company has entered into various administrative services agreements with most of the advisers or administrators for the Funds that offer shares to the Divisions. The Company receives fees for the administrative services it performs. These fees do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

Each of these Funds is registered as an open-end, management investment company and is regulated under the 1940 Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from the Company's Annuity Service Center at the address shown in the back of this prospectus.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is credited and the Contract is issued (as discussed below) and continues until you begin your Payout Period. The Purchase Period can also end when the Contract is surrendered before the Payout Period.

PURCHASE PAYMENTS

You may establish an account only through a registered representative. NO NEW APPLICATIONS ARE BEING ACCEPTED AT THIS TIME BECAUSE THE CONTRACT IS NO LONGER OFFERED FOR SALE. All Purchase Payments and sums payable to the Company under the Contract must be sent to the Company at the following addresses: AIG Annuity Insurance Company, P.O. Box 1792, Amarillo, TX 79105, if the Purchase Payments are sent by mail; and Amarillo National Bank, Lockbox 1792, 410 S. Taylor, Amarillo, TX 79101, if the Purchase Payments are sent by overnight delivery.

Minimum initial and subsequent Purchase Payments are as follows:

                                   Initial    Subsequent
                                   Purchase    Purchase
          Contract Type            Payment     Payment
          -------------            --------   ----------
Non-Qualified Contract              $5,000      $1,000
Qualified Contract                  $2,000      $  250

Subject to the maximum and minimum Purchase Payment requirements, you may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments we will accept without our prior approval is $500,000 if the Contract is issued to you at age 74 or younger and $250,000 if the Contract is issued to you at age 75 or older.

You may select on your Contract application the Automatic Check Option. The Automatic Check Option allows you to preauthorize debits against a bank account that you indicate on the Preauthorized Debit Form to be sent in with your Contract application. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50.

Purchase Payments are received by the Company at the address above. When an initial Purchase Payment is accompanied by a properly completed application, within 2 business days we will:

- Accept the Application -- credit the Purchase Payment and issue a Contract;

- Reject the Application -- return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. You must respond to our request within 5 business days after we receive your Purchase Payment and application at the address above. Then we will process the application, credit the Purchase Payment and issue a Contract within 2 business days after we receive the requested information.

In states where we are required by state law to refund an amount equal to Purchase Payments, we invest your initial Purchase Payment and any additional Purchase Payments in the Money Market Division from the date your investment performance begins until the first business day 10 days later, unless your state permits a longer period. Then we will automatically allocate your investment among the investment options you have chosen. See "Right to Return" below.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

--------------------------------------------------------------------------------

RIGHT TO RETURN

If for any reason you are not satisfied with your Contract, you may return it to the Company and receive a refund of your Purchase Payments adjusted to reflect
(1) investment experience and (2) any Fees and Charges which have been deducted. (In certain states, we will return Purchase Payments as required by state law.) To exercise your right to return your Contract, you must mail it directly to the Annuity Service Center or return it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. The address for the Annuity Service Center is located in the back of this prospectus. Please see the "1% Bonus" section below for information on how the 1% Bonus is impacted by the Right to Return.

1% BONUS

At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount to your Account Value as a Bonus. Any subsequent Purchase Payments of at least $5,000 for nonqualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount to your Account Value as a Bonus. (The 1% Bonus will not be credited for any subsequent Purchase Payments in the States of New Jersey and Oregon.) The 1% Bonus will be applied to the Account Value pro rata by each Variable Account Option(s) and/or the One Year Fixed Account Option in the same ratio as the Purchase Payment is allocated. The Company reserves the right to limit its total payment of such Bonus to $5,000 per Contract.

Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.
--------------------------------------------------
 IN ANY OF THE FOLLOWING CIRCUMSTANCES, YOU WILL NOT BE ALLOWED TO RETAIN ALL OR A PORTION OF THE 1% BONUS APPLIED TO YOUR CONTRACT:
 - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN AN INCREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. The Company will not subtract any Account Value earned because of the 1% Bonus.

 - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN A DECREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract a portion of the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. You will not have the amount of money returned to you reduced due to the 1% Bonus.

 - IF YOU WITHDRAW MONEY FROM YOUR ACCOUNT VALUE WITHIN SEVEN YEARS OF A PURCHASE PAYMENT WHICH QUALIFIED FOR THE 1% BONUS, AND THE AMOUNT OF MONEY WITHDRAWN IS MORE THAN THE AMOUNT PERMITTED UNDER THE SYSTEMATIC WITHDRAWAL OPTION OR THE 10% FREE WITHDRAWAL AMOUNT. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by each Variable Account Option and the One Year Fixed Account Option in which you currently have money invested. The Company will not subtract any Account Value earned by the 1% Bonus.

   IMPORTANT NOTES: (1) Because your Contract deducts certain fees and expenses based on Account Value, you will be charged additional amounts due to the 1% Bonus. (2) Since charges will have been assessed against the higher amount (Purchase Payments plus the 1% Bonus), it is possible that upon a withdrawal after the right to return period has expired, particularly in a declining market, you will receive less money back than you would have if you had not received the 1% Bonus.
                              --------------------------------------------------
--------------------------------------------------------------------------------

Please see the section on "Federal Tax Matters" in this prospectus for information on how the bonus is treated by federal tax laws.

BONUS - an additional
amount paid by the Company,
equal to 1% of the initial
Purchase Payment and
certain subsequent
Purchase Payments.

--------------------------------------------------------------------------------

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time (see Calculation of Purchase Unit Value below for more information.) Once we have issued your Contract and have applied your initial Purchase Payment as described above, any subsequent Purchase Payments received by the Company at the address above, before the close of the Exchange will be credited the same business day. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)
---------------

* Note--Your Account Value in the Fixed Account may be subject to a Market Value Adjustment under the MVA Option.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time and may be resumed at any time before your Contract has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $2,000, and you do not make any Purchase Payments for 180 days we reserve the right to forward to your attention, written notice that we will close your Account and pay the Account Value 90 days from the date of notice if additional Purchase Payments are not made in amounts sufficient to increase your Account Value to $2,000 or more.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in the Contract subject to the limitations on transfers discussed below. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made among the Contract's Variable Account Options and between the Variable Account Options and the One Year Fixed Account Option free of charge. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred).

Transfers during the Purchase Period are permitted as follows:

- You may transfer your Account Value among the Variable Account Options;

- You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options; and/or

- You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 3 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 3 of such Contract Year.)

PURCHASE UNIT -- a
measuring unit used to
calculate your Account
Value during the Purchase
Period. The value of a
Purchase Unit will vary
with the investment experience
of the Separate Account
Division you have selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

ANNUITY SERVICE CENTER -- our
Annuity Service Center is
located at 205 E. 10th
Avenue, Amarillo, Texas 79101

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

--------------------------------------------------------------------------------

The minimum amount to be transferred in any one transfer is $250 or the entire amount in the Variable Account Option or One Year Fixed Account Option from which the transfer is made. If a transfer request would reduce your Account Value in a Variable Account Option or the One Year Fixed Account Option below $500, we will transfer your entire Account Value in that Variable Account Option or the One Year Fixed Account Option.

Transfers from the One Year Fixed Account Option to a Variable Account Option are limited to 20%, per Contract Year, of the Account Value of the One Year Fixed Account Option. This 20% per Contract Year limit is determined as of the immediately preceding Contract Anniversary.

We currently do not permit transfers from the Variable Account Options to the DCA Fixed Account Options. Transfers from the DCA Fixed Account Options may only be made under the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

Withdrawals or transfers from the MVA Option are subject to a Market Value Adjustment if they occur prior to the end of the MVA Term. Each MVA Band will require a minimum transfer. From time to time the Company may change the minimum transfer amount. To learn more about the MVA Option, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

POLICY AGAINST MARKET TIMING AND FREQUENT TRANSFERS


The Company has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 20 transfers per calendar year between Account Options. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. The Contracts and Accounts Options are not designed to accommodate short-term trading or market timing organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.



Regardless of the number of transfers you have made, we will monitor and, upon written notification, may suspend or restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider include:


- the dollar amount of the transfer;

- the total assets of the Variable Account Option involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.


We intend to enforce these frequent trading policies uniformly for all Contract Owners. We cannot guarantee, however, that we will be able to prevent all market timing activity or abusive trading. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time and will apply modifications uniformly.


MVA BAND -- the name given
to a specific amount of
Account Value allocated to
the MVA Option for an
MVA Term. See the "MVA Option"
and "Market Value Adjustment"
sections in this prospectus.

MVA TERM -- a period of
time in which an amount of
Account Value is allocated to a
guarantee period in the MVA
Option. See the "MVA Option"
section in this prospectus.

--------------------------------------------------------------------------------

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in the Contract should be sent to our Annuity Service Center.

Instructions for transfers or reallocations may be made by calling 1-800-424-4990. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents the Company may give telephone instructions on your behalf without the Company's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of the Company.)

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

SWEEP ACCOUNT PROGRAM

During the Purchase Period you may elect to participate in the Sweep Account Program if your Account Value in the One Year Fixed Account Option is at least $25,000 on the date that the request for the Sweep Account Program is received by us at the Annuity Service Center. The Sweep Account Program allows you to transfer the earnings from the One Year Fixed Account Option to the Variable Account Options. The transfers can be made on an annual, semi-annual, quarterly or monthly basis. All amounts transferred must be in whole percentages, with a 10% minimum to be transferred to each selected Variable Account Option(s). There is no charge for the Sweep Account Program. We do not take into account transfers made pursuant to the Sweep Account Program in assessing any transfer fee.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received at our Annuity Service Center before the close of regular trading of the Exchange on a day values are calculated; (normally, this will be 4:00 p.m. Eastern time); otherwise

- The next date values are calculated.

RESERVATION OF RIGHTS

If a transfer causes your Account Value in the One Year Fixed Account Option or a Variable Account Option to fall below $500, we may transfer the remaining Account Value in the same proportions as your transfer request.

We may defer any transfer from the One Year Fixed Account Option to the Variable Account Options for up to six months.

DOLLAR COST AVERAGING PROGRAM

You may elect the Dollar Cost Averaging Program which permits the systematic transfer of your Account Value from a Fixed Account Option or the Money Market I Division to one or more Variable Account Options, not including the Money Market I Division. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the effect of market fluctuations. We currently provide four Fixed Account Options, two of which, the DCA One Year Fixed Account and the DCA Six Month Fixed Account, are available only for dollar cost averaging.

We determine the amount of transfers from a DCA Fixed Account Option or the Money Market I Division by dividing the Purchase Payments allocated to that DCA Fixed Account Option or the Money Market I Division by a factor based on the number of months remaining in the term. Transfers from a DCA Fixed Account Option or the Money Market I Division are only available on a monthly basis. We require that you specify each allocation to a Variable

--------------------------------------------------------------------------------

Account Option, not including the Money Market I Division, in whole percentages using a maximum of 10 Variable Account options. The minimum amount to be transferred into a Variable Account Option is 10% of the entire amount transferred.

We will transfer your entire Account Value in a DCA Fixed Account Option by the expiration of its term. The minimum amount to be transferred under the Dollar Cost Averaging Program is $250 per transfer. We currently do not permit transfers to either DCA Fixed Account Option from the Variable Account Options or the One Year Fixed Account Option. Transfers from either DCA Fixed Account Option may only be made under the Dollar Cost Averaging Program.


You may enroll in dollar cost averaging for the DCA Fixed Account Options only when you make your initial or subsequent Purchase Payments. However, you may enroll in dollar cost averaging for the Money Market I Division at any time. There is no charge for dollar cost averaging. We do not take into account transfers made pursuant to the Dollar Cost Averaging Program in assessing any transfer fee.


The chart below explains the different Account Options you may choose if you elect to participate in the Dollar Cost Averaging Program offered by the
Contract:

                           FREQUENCY             OTHER
   ACCOUNT OPTION         OF TRANSFERS        RESTRICTIONS
   --------------         ------------        ------------
- DCA One Year Fixed   Monthly, for a 12   You may only
  Account Option       month period        participate at the
                                           time that Purchase
                                           Payments are
                                           made.(1)(2)
- DCA Six Month Fixed  Monthly, for a 6    You may only
  Account Option       month period        participate at the
                                           time that Purchase
                                           Payments are
                                           made.(1)(2)
- Money Market         Monthly             You must remain in
  Division                                 this account
                                           option for the
                                           Dollar Cost
                                           Averaging Program
                                           for at least a 12
                                           month period.

---------------

(1) You will not be permitted to transfer Account Value into a DCA Fixed Account Option once the entire Account Value has been transferred out of a DCA Fixed Account Option.

(2) The Dollar Cost Averaging Program will only apply to the Purchase Payment portion of your Account Value.

PORTFOLIO REBALANCING PROGRAM

From time to time, we will make available a portfolio rebalancing program which provides for periodic pre-authorized automatic transfers among the Variable Account Options pursuant to your written allocation instructions. We will make such transfers to maintain a specified percentage allocation of Account Value among the Variable Account Options as selected by you. We require each allocation to a Variable Account Option equal at least 1% of Account Value.

The portfolio rebalancing program will begin on the date that your request for portfolio rebalancing is received by us at the Annuity Service Center. You may select rebalancing to occur on a monthly, quarterly, semi-annual, or annual basis, and currently, all Variable Account Options are available for portfolio rebalancing. The Fixed Account Options do not participate in portfolio rebalancing.

There is no charge for portfolio rebalancing. We do not take into account transfers made pursuant to the Portfolio Rebalancing Program in assessing any transfer fee.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option. We will not permit transfers from any Fixed Account Option during the Payout Period. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred). The minimum amount to be transferred during the Payout Period is $250.

Transfers during the Payout Period are permitted subject to the following limitations:

                % OF ACCOUNT                              OTHER
ACCOUNT OPTION     VALUE            FREQUENCY        RESTRICTIONS(2)
--------------  ------------        ---------        ---------------
Variable:        Up to 100%   Unlimited among        The minimum
                              Variable Account       amount to be
                              Options(1). Once per   transferred is
                              year if the transfer   $250 or the
                              is made to the One     entire amount in
                              Year Fixed Account     the Variable
                              Option.                Account Option
                                                     if less. The
                                                     minimum amount
                                                     which must
                                                     remain in the
                                                     Variable Account
                                                     Option after a
                                                     transfer is $500
                                                     or $0 if the
                                                     entire amount of
                                                     the Variable
                                                     Account Option
                                                     is transferred.
Fixed:              Not       --                     --
                 permitted

---------------

(1) The Company may change the number of transfers permitted to no more than six
    (6) transfers per year during the Payout Period.
(2) The Company may impose a transfer fee of $25 or 2% of the amount transferred for each transfer above six (6) transfers per year.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

--------------------------------------------------------------------------------

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in the Contract, you may be subject to these basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Optional Separate Account Charges

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the "Fee Tables". More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund.

In addition to the charges listed above, certain charges which may apply to the MVA Option are discussed at the end of this section under "Market Value Adjustment."


ACCOUNT MAINTENANCE FEE


An account maintenance fee of $30 will be deducted on each Contract Anniversary from your Account Value. If all your money in the Contract is withdrawn, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account and Fixed Account Options. This includes the expense for establishing and maintaining the record keeping for your Contract.

During the Purchase Period, if your Account Value on a Contract Anniversary is at least $40,000, we will waive the account maintenance fee for that Contract Year.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see the "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

Amount of Surrender Charge

A surrender charge may not be greater than:

   NUMBER OF YEARS
    SINCE DATE OF        CHARGE AS PERCENTAGE OF
  PURCHASE PAYMENT      PURCHASE PAYMENT WITHDRAWN
  ----------------      --------------------------
          1                         5%
          2                         5%
          3                         5%
          4                         4%
          5                         3%
          6                         2%
          7                         1%
         8+                         0%

10% Free Withdrawal

For each Contract Year after the first Contract Year, up to 10% of the Account Value, determined as of the immediately preceding Contract Anniversary (or if during the first Contract Year, the date the Contract is issued) may be withdrawn once each Contract Year without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value, determined as of the immediately preceding Contract Anniversary.

If a surrender charge is applied to all or part of a Purchase Payment, then your Purchase Payment (or portion thereof) will be considered withdrawn, and no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

The 10% free withdrawal requires a minimum withdrawal of $100, or if less, the entire Account Value. The minimum amount which must remain in each Division in which you are invested, after a withdrawal, is $500.

Exceptions to Surrender Charge

No surrender charge will be applied:

- To death benefits;

- To Payout Payments;

CONTRACT ANNIVERSARY --the
date that the Contract
is issued and each
yearly anniversary
of that date thereafter.

--------------------------------------------------------------------------------

- To surrenders (full or partial) under certain Contracts issued in connection with Code section 403(b); and

- To partial surrenders through the Systematic Withdrawal Program, in lieu of the 10% free withdrawal, during the first Contract Year, see the "Surrender of Account Value" section of this prospectus.

Additionally, if the Extended Care Waiver Endorsement is available in your state, no surrender charge will apply to a surrender (full or partial), made during any period of time that the Contract Owner is continuously confined for 90 days or more in a hospital or state-licensed in-patient nursing facility. Confinement cannot begin until at least one year after the date that your Contract is issued. You must give us a written request for each surrender (full or partial), with proof of confinement, within 91 days of the last day that extended care was received, or while the extended care is ongoing. If the Extended Care Waiver Endorsement is available in your state, it will automatically be attached to your Contract. You do not need to elect it. There is no additional charge for the Extended Care Waiver Endorsement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount required to be invested in each MVA Band, as described in the "MVA Option" section of this prospectus. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA Term. We guarantee that your MVA Option will earn at least the lowest minimum interest rate applicable to any of the Fixed Account Options in the Contract.

While any withdrawal from the Contract will generally be subject to a surrender charge if the amount of the withdrawal exceeds the amount of the free withdrawal amount permitted under your Contract, withdrawals or transfers from an MVA Band prior to the end of an MVA Term will always be subject to a Market Value Adjustment, unless an exception applies. The Market Value Adjustment may increase or reduce the amount withdrawn or transferred, based upon the differences in selected interest rates at the time that the MVA Band was established and at the time of the withdrawal or transfer. For example, if your MVA Term is five years, and you withdraw all or a portion of your Account Value from the MVA Band before the five year MVA Term ends, your withdrawal amount may be more or less than before the withdrawal because of the Market Value Adjustment. However, we guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

The Market Value Adjustment applies independently of surrender charges, and can still apply even if the withdrawal is within the free withdrawal amount. See the "Systematic Withdrawal Program" under the "Surrender of Account Value" section of this prospectus. The Market Value Adjustment will not apply upon the Contract Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. The Market Value Adjustment may be waived for distributions that are required under your Contract. The Market Value Adjustment will also be waived for 30 days following the end of an MVA Term.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, we will deduct such tax against Account Value in a manner determined by us in compliance with applicable state law. We may deduct an amount for premium taxes either upon:

- receipt of the Purchase Payments;

- the commencement of Payout Payments;

- surrender (full or partial); or

- the payment of death benefit proceeds.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration fee applied to A.G. Separate Account A. These are daily charges at annualized rates of 1.25% and 0.15%, respectively, on the average daily net asset value of A.G. Separate Account A. Each charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contract. The mortality risk that the Company assumes is the obligation to provide

--------------------------------------------------------------------------------

payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contract, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration fee.

The administration fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing (including but not limited to enrollment and Contract Owner education).

For more information about the mortality and expense risk fee and administration fee, see the Fee Tables in this prospectus.

OPTIONAL SEPARATE ACCOUNT CHARGES

Optional Death Benefit Charges

At the time that your Contract is issued, you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. During the Purchase Period there will be an additional charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 0.05% for the Enhanced Death Benefit or 0.10% for the Annual Step-Up Death Benefit. Each charge is guaranteed and cannot be increased by the Company. The charges for the optional death benefits are to compensate the Company for assuming the mortality risks associated with these options. The mortality risk that the Company assumes is the obligation to provide a higher death benefit payment than the Standard Death Benefit. There is no charge for the Standard Death Benefit. For more information about the optional death benefits, see the "Death Benefit" section of this prospectus.

The Company may make a profit on the optional death benefit charges. For more information on the optional death benefit charges, see the "Fee Table" in this prospectus.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period begins when you decide to withdraw your money in a steady stream of Payout Payments. You select the date to begin the Payout Period, the payout date. You may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor(1);

  - Your gender or your gender and the gender of your survivor(1,2);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.
---------------

(1) This applies only to joint and survivor payouts.
(2) Not applicable for certain Contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

PAYOUT PAYMENTS -- the
payments made to you
during the Payout Period.
Payout Payments may
be made on a fixed,
variable, or combination of
fixed and variable basis.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

VARIABLE PAYOUT --
payments to you will
vary based on your
investments in the
Variable Account Options
of A.G. Separate Account A
during the Payout Period.
Because the value of your
Variable Account Options
may vary, we cannot
guarantee the amounts
of the Variable Payout.

In determining your first Payout Payment, an Assumed Investment Rate of 3% is used. If the net investment experience of the Variable Account Option exceeds the Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your Payout Payments will start and is subject to our approval. The Payout Date must be at least five years after the date that the Contract is issued. You may change the Payout Date subject to our approval. We will notify you of the approaching Payout Date 60 to 90 days prior to such date. Unless you select a Payout Date, we will automatically extend the Payout Date to begin at the later of when you attain age 85 or ten years after we issue the Contract. Generally, for Qualified Contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. However, the date may be later for participants in 403(b) plans. Nonqualified annuities do not have a specific age requirement. For additional information on the minimum distribution rules that apply to payments under IRA or 403(b) plans, see the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH PERIOD CERTAIN -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your joint annuitant. Upon the death of either you or your joint annuitant, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment. Additionally, it would be possible for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy because of the investment returns of the underlying mutual funds in which the Variable Account Options are invested. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception under federal tax law. See the "Federal Tax Matters" section in this prospectus.

Your Payment Option should be selected at least 15 days before your Payout Date. If such selection is not made and state or federal law does not require the selection of the Joint and Survivor Life Option:

      - Payments will be made under the Life with Period Certain Option,

      - The payments will be guaranteed for a 10 year period,

      - The payments will be based on the allocation used for your Account
        Value,

      - The One Year Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

      - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Most Payout Payments are made monthly; however, Payout Payments may also be made as quarterly, semi-annual or annual installments. If you have chosen either a Fixed or Variable Payout

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
A.G. Separate Account A
Division you have selected.

For more information about
PAYOUT OPTIONS
available under the Contract,
see the Statement of
Additional Information.

Option and if the amount of your payment is less than $200, we reserve the right to reduce the number of payments made each year so each of your payments is at least $200. If you have chosen a combination of Fixed and Variable Payout Options and the amount of your payment is less than $100, we reserve the right to reduce the number of payments made each year so each of your payments is at least $100.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your retirement plan.

For an explanation of charges that may apply if you surrender your Account Value, see the "Fees and Charges" section in this prospectus.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2, see the "Federal Tax Matters" section in this prospectus.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender                              - (MINUS)
        Value                             Any Applicable
                          = (EQUALS)         Surrender
                                            Charge, any
                                         applicable taxes
                                            and Account
                                          Maintenance Fee

---------------

  (1) Equals the Account Value next computed after your properly completed request for surrender is received at the Annuity Service Center.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at the Annuity Service Center. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

If we receive a surrender for a Purchase Payment which has not cleared the banking system, we may delay payment of that portion of your Surrender Value until the check clears.

SURRENDER RESTRICTIONS

Generally, Code section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

PARTIAL SURRENDER

You may request a partial surrender of your Account Value at any time during the Purchase Period. A partial surrender plus any surrender charge will reduce your Account Value.

To process your partial surrender, you may specify the Account Value that should be deducted from each investment option. If you fail to provide us with this information, we may deduct the partial surrender from each investment option in which your Account Value is held on a pro rata basis.

The minimum partial surrender we will allow is $500 or your entire Account Value, if less.

We reserve the right to defer the payment of a partial surrender from the One Year Fixed Account Option for up to six months. We currently do not permit partial surrenders from the DCA Fixed Account Options.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to make withdrawals in a Contract Year of up to 10% of your Account Value without the imposition of a surrender charge. If you withdraw more than 10% of your Account Value, you will be subject to a surrender charge. Account Value, for purposes of the Systematic Withdrawal Program, is determined as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the date we issue you the Contract. See the "Fees and Charges" section in this prospectus.

--------------------------------------------------------------------------------

If within seven years of a Purchase Payment, you withdraw more than 10% of your Account Value, then you will not be allowed to retain the 1% Bonus. This provision is not applicable in the states of New Jersey and Oregon. See the "Purchase Period" section in this prospectus.

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your Contract. Withdrawals using this method are eligible for the 10% free withdrawal privilege each Contract Year. The Systematic Withdrawal Program provides for:

  - Payments to be made to you;

  - Payments over a stated period of time;

  - Payments of a stated yearly dollar amount or percentage.

We may require a minimum withdrawal of $100 per withdrawal under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Option or the Fixed Account Option that you selected. A systematic withdrawal election may be changed or revoked at no charge. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

See the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by federal tax law.

For an explanation of possible adverse tax consequences of a surrender, see the "Federal Tax Matters" section in this prospectus and in the Statement of Additional Information.

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contract will pay a death benefit during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- Payment of the entire death benefit within 5 years of the date of death; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

PROOF OF DEATH

We accept the following as proof of any person's death:

- a certified death certificate;

- a certified decree of a court of competent jurisdiction as to the finding of death;

- a written statement by a medical doctor who attended the deceased at the time of death; or

- any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

SPECIAL INFORMATION FOR NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract are not the same person. If this is the case, and the Contract Owner dies, death benefits must be paid:

- commencing within 5 years of the date of death; or

- beginning within 1 year of the date of death under:

    - a life annuity with or without a period certain, or

    - an annuity for a designated period not extending beyond the life expectancy of the Beneficiary.

BENEFICIARY -- the person
designated to receive Payout
Payments or the Account Value
upon the death of
an Annuitant or the Owner.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid. The
Annuitant is also the
measuring life for the Contract.

--------------------------------------------------------------------------------

IMPORTANT INFORMATION FOR BENEFICIARIES WHO ELECT TO DEFER PAYMENT

The Account Value on the date both proof of death and the election method are received by the Company at its Annuity Service Center will be transferred to the One Year Fixed Account and will remain in the One Year Fixed Account until all funds are withdrawn.

JOINT OWNER SPOUSAL ELECTION INFORMATION

The Beneficiary will receive the Death Benefit payout if:

- the Contract Owner dies before the Payout Date, or

- the Annuitant dies during the Annuity Period.

If the Annuitant dies before the Annuity date, the Owner may designate a new Annuitant or become the Annuitant.

With regard to joint Owners of a nonqualified Contract, the Death Benefit is payable upon the death of either Owner during the Purchase Period. However, in the event of your death where the sole Beneficiary of the nonqualified Contract is your spouse, your spouse may continue the Contract as Owner, in lieu of receiving the Death Benefit.

DURING THE PURCHASE PERIOD

Three types of death benefits are available if death occurs during the Purchase
Period: the Standard Death Benefit, the Enhanced Death Benefit or the Annual Step-Up Death Benefit. The Enhanced Death Benefit or the Annual Step-Up Death Benefit can only be chosen at the time that the Contract is issued. If you do not make a choice of death benefit at the time that the Contract is issued then you will automatically be given the Standard Death Benefit.

You will be required to pay a charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. All of the optional death benefits are subject to state availability. There is no charge for the Standard Death Benefit offered by the Contract.

Once selected, the Enhanced Death Benefit or Annual Step-Up Death Benefit may not be cancelled.

STANDARD DEATH BENEFIT

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

  - Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
       Center;

  -    100% of Purchase Payments (to Fixed and/or
       Variable Account Options)
       - (MINUS)
       Amount of all prior withdrawals and charges;
       OR
  -    The greatest Account Value on any prior
       seventh Contract Anniversary plus any Purchase
       Payments made after such Contract Anniversary
       - (MINUS)
       Amount of all prior withdrawals and charges.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be:

       Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
       Center.

ENHANCED DEATH BENEFIT

You will be charged a fee for choosing the Enhanced Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

  - Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
       Center;
  -    100% of Purchase Payments (to Fixed and/or
       Variable Account Options)
       - (MINUS)
       Amount of all prior withdrawals and charges;
  -    The greatest Account Value on any prior
       seventh Contract Anniversary plus any purchase
       Payments made after such Contract Anniversary
       - (MINUS)
       Amount of all prior withdrawals and charges made after such Contract Anniversary; OR
  - The total amount of Purchase Payments made up to the date of death accumulated at a 3% interest rate each year
       - (MINUS)
       Amount of all prior withdrawals and charges accumulated at a 3% interest rate each year, not to exceed 200% of total Purchase Payments made minus all prior withdrawals and any surrender charges.

If death occurs on or after your 85th birthday and before your 90th birthday, then the Death Benefit during the Purchase Period will be the greater of the first three bullet points above. If death occurs at the age of 90 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Enhanced Death Benefit will still be deducted.

--------------------------------------------------------------------------------

ANNUAL STEP-UP DEATH BENEFIT

You will be charged a fee for choosing the Annual Step-Up Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

  - Your Account Value on the date of proof of death and election of the payment method are received by the Company at its Annuity Service
       Center;

  -    100% of Purchase Payments (to Fixed and/or
       Variable Account Options)
       - (MINUS)
       Amount of all prior withdrawals and charges;
       OR
  -    The greatest Account Value on any prior
       Contract Anniversary plus any purchase
       Payments made after such Contract Anniversary.
       - (MINUS)
       Amount of all prior withdrawals and charges made after such Contract Anniversary.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Annual Step-Up Death Benefit will still be deducted.

DURING THE PAYOUT PERIOD

If the Annuitant dies during the Payout Period, your Beneficiary may receive any continuing payments under the Payout Option that you selected. The Payout Options available in the Contract are described in the "Payout Period" section of this prospectus.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

The right to name or change a Beneficiary may be subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations.

If the Contract Owner dies, and there is no Beneficiary, any death benefit will be payable to the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

You may cancel the Contract by returning it to the Company within 10 days after delivery. A longer period will be allowed if required under state law. A refund will be made to you within 7 days after receipt of the Contract within the required period. The refund amount will be your Purchase Payments, adjusted to reflect (1) investment experience and (2) any Fees and Charges which have been deducted. See the "Purchase Period -- Right to Return" and "Purchase
Period -- 1% Bonus" sections in this prospectus.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - amend the Contract to conform with substitutions of investments;

  - amend the Contract to comply with tax or other laws;

  - operate A.G. Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - deregister A.G. Separate Account A under the 1940 Act, if registration is no longer required;

  - reflect a change in A.G. Separate Account A or any Division;

  - create new separate accounts;

  - transfer any assets in any Division to another Division, or to one or more separate accounts, or to the One Year Fixed Account;

  - add, combine or remove Divisions in A.G. Separate Account A, or combine A.G. Separate Account A with another separate account;

  - add additional Fixed Account Options;

CONTRACT OWNER -- the person
entitled to the ownership rights
as stated in this prospectus.

A.G. SEPARATE
ACCOUNT A -- a segregated
asset account established by
the Company under the Texas
Insurance Code. The purpose
of A.G. Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

  - make any new Division available to you on a basis we determine;

  - change the way in which certain fees are calculated and deducted, without changing the amount of the fee itself;

  - commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state law that applies; or

  - make any changes required to comply with the rules of any Fund.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

DEFERRING PAYMENTS

We reserve the right to defer payment of any surrender, payout payment, or death proceeds out of the Account Value if:

  - the Exchange is closed other than for customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC;

  - the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Account Value; or

  - the SEC by order permits the delay for the protection of Contract Owners.

We may also postpone transfers and allocations of Account Value under these circumstances.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About A.G. Separate Account A" section of this prospectus, A.G. Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Contract Owner, you may be entitled to give voting instructions to us as to how A.G. Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholder meeting is held.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct A.G. Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or After a Death
Benefit has been paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

A.G. Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. A.G. Separate Account A will vote the shares of the Funds it holds for which it receives no voting instructions in the same proportion as the shares for which voting instructions have been received.

The Company will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from Contract Owners.

In the future, we may decide how to vote the shares of A.G. Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contract provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned below. Refer to the Statement of Additional Information for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under the "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or a section 408(b) IRA or is instead a nonqualified Contract. The Contract is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations; and

  - Section 408(b) individual retirement annuities.

The foregoing Contracts are "Qualified Contracts." Certain series of the Contract may also be available through a nondeductible section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, the Contract is also available through "Nonqualified Contracts." Such Nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Nonqualified Contracts generally may invest only in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contract can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service ("IRS") indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and the Company can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, the Company has no present indication that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.

Distributions are taxed differently depending on the program through which the Contract is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to federal income tax. For annuity payments, the investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

--------------------------------------------------------------------------------

Amounts subject to federal income tax may also incur an excise tax under the circumstances described in the Statement of Additional Information. Generally, distributions would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the Owner, and such Contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

- A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

- A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

- Taxable accounts such as savings accounts.

                                  (BAR GRAPH)
This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. THE 8% RETURN ON THE TAX-DEFERRED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              PAYCHECK COMPARISON

                             TAX-FAVORED
                             RETIREMENT    TAXABLE
                               PROGRAM     ACCOUNT
                             -----------   -------
Annual amount available for
  savings before federal
  taxes....................    $2,400      $2,400
Current federal income tax
  due on Purchase
  Payments.................         0      $ (600)
Net retirement plan
  Purchase Payments........    $2,400      $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified

--------------------------------------------------------------------------------

retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.


LEGAL PROCEEDINGS

--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.



AIG, the Company's ultimate parent, delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

                               TABLE OF CONTENTS

                                                     PAGE
                                                     ----
General Information................................    3
Types of Variable Annuity Contracts................    3
Variable Annuity Contract General Provisions.......    3
Federal Tax Matters................................    4
    Economic Growth and Tax Relief Reconciliation
       Act of 2001.................................    4
    Tax Consequences of Purchase Payments..........    4
    Tax Consequences of Distributions..............    7
    Special Tax Consequences -- Early
       Distribution................................    8
    Special Tax Consequences -- Required
       Distributions...............................    9
    Tax-Free Rollovers, Transfers and Exchanges....   10
Calculation of Surrender Charge....................   11
    Illustration of Surrender Charge on Total
       Surrender...................................   11
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender...................................   11

                                                     PAGE
                                                     ----
Calculation of MVA Option..........................   12
Purchase Unit Value................................   13
    Illustration of Calculation of Purchase Unit
       Value.......................................   13
    Illustration of Purchase of Purchase Units.....   14
Payout Payments....................................   14
    Assumed Investment Rate........................   14
    Amount of Payout Payments......................   14
    Payout Unit Value..............................   15
    Illustration of Calculation of Payout Unit
       Value.......................................   15
    Illustration of Payout Payments................   15
Distribution of Variable Annuity Contracts.........   15
Experts............................................   16
Comments on Financial Statements...................   16

Please tear off, complete and return the form below to the Annuity Service Center at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-424-4990.

.................................................................................

Please send me a free copy of the Statement of Additional Information for the Contract.

                             (Please Print or Type)

--------------------------------------------------------------------------------


   Name:                                                  Policy #
   Address:
   Social Security Number:
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                      CONTACT THE ANNUITY SERVICE CENTER:
                               205 E. 10TH AVENUE
                             AMARILLO, TEXAS 79101
                                 1-800-424-4990

                      PURCHASE PAYMENTS SHOULD BE SENT TO:
                         AIG ANNUITY INSURANCE COMPANY
                                 P.O. BOX 1792
                      AMARILLO, TX 79105 (IF SENT BY MAIL)

                                       OR

                             AMARILLO NATIONAL BANK
                                  LOCKBOX 1792
                                 410 S. TAYLOR
               AMARILLO, TX 79101 (IF SENT BY OVERNIGHT DELIVERY)

                         AIG ANNUITY INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-424-4990
                FOR UNIT VALUE INFORMATION CALL: 1-800-424-4990
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-424-4990
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  (FDIC GRAPHIC)

AIG ANNUITY INSURANCE COMPANY
2929 ALLEN PARKWAY, HOUSTON TX 77019
ELITEPLUS(R) BONUS VARIABLE ANNUITY
Contract Form Number VA 61-94
Issued by AIG Annuity Insurance Company

        ElitePlus(R) Bonus Variable Annuity is distributed by American General Distributors, Inc., member NASD. American General Distributors, Inc., is known in Florida and Illinois as American General Financial Distributors of Florida, Inc., and American General Financial Distributors of Illinois, Inc., respectively.

                                                              EPB 13108 VER 5/05

                          AIG ANNUITY INSURANCE COMPANY

                             A.G. SEPARATE ACCOUNT A
                    UNITS OF INTEREST UNDER FLEXIBLE PREMIUM
            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                       ELITEPLUS(R) BONUS VARIABLE ANNUITY
         --------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

         --------------------------------------------------------------

                                 FORM N-4 PART B
                                   May 1, 2005


This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for the Individual Flexible Premium Fixed and Variable Deferred Annuity Contracts dated May 1, 2005 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing AIG Annuity Insurance Company ("Company"), at 205 E. 10th Avenue, Amarillo, Texas 79101; 1-800-424-4990. Prospectuses are also available from registered sales representatives.


                                TABLE OF CONTENTS

General Information                                                                                           3
Types of Variable Annuity Contracts                                                                           3
Variable Annuity Contract General Provisions                                                                  3
Federal Tax Matters                                                                                           4
         Economic Growth and Tax Relief Reconciliation Act of 2001                                            4
         Tax Consequences of Purchase Payments                                                                4
         Tax Consequences of Distributions                                                                    7
         Special Tax Consequences - Early Distribution                                                        8
         Special Tax Consequences - Required Distributions                                                    9
         Tax Free Rollovers, Transfers and Exchanges                                                         10
Calculation of Surrender Charge                                                                              11
         Illustration of Surrender Charge on Total Surrender                                                 11
         Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender            11
Calculation of MVA Option                                                                                    12
Purchase Unit Value                                                                                          13
         Illustration of Calculation of Purchase Unit Value                                                  13
         Illustration of Purchase of Purchase Units                                                          14
Payout Payments                                                                                              14
         Assumed investment Rate                                                                             14
         Amount of Payout Payments                                                                           14
         Payout Unit Value                                                                                   15
         Illustration of Calculation of Payout Unit Value                                                    15
         Illustration of Payout Payments                                                                     15
Distribution of Variable Annuity Contracts                                                                   15
Experts                                                                                                      16
Comments on Financial Statements                                                                             16

                               GENERAL INFORMATION

THE COMPANY

         AIG Annuity Insurance Company develops, markets, and issues annuity products through niche distribution channels. We market single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company distributes its annuity products primarily through financial institutions, general agents and specialty brokers. On March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.

                       TYPES OF VARIABLE ANNUITY CONTRACTS

         The Contracts are no longer offered for sale. Previously, the Company offered flexible payment deferred annuity Contracts.

         Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

         The majority of these Contracts were sold to individuals through financial institutions in the nonqualified market. A smaller number of these Contracts were sold in the qualified market through 403(b) plans and certain IRA situations.

         The Contracts are non-participating and will not share in any of the profits of the Company.

                  VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS

         THE CONTRACT: The entire Contract consists of the Contract, the Application, if any, and any riders or endorsements attached to the Contract. The Contract may be changed or altered only by an authorized officer of the Company. A change or alteration must be made in writing.

         MISSTATEMENT OF AGE OR SEX: If the age or sex of any Annuitant has been misstated, any Annuity benefits payable will be the Annuity benefits provided by the correct age or sex. After Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


         MODIFICATION: The Contract may be modified in order to maintain compliance with applicable state and federal law. When required, the Company will obtain the Contract Owner's approval of changes and gain approval from appropriate regulatory authorities.


         NON-PARTICIPATING: The Contract will not share in any distribution of dividends.

         EVIDENCE OF SURVIVAL: The Company may require satisfactory evidence of continued survival of any person(s) on whose life Annuity Payments are based.


         PROOF OF AGE: The Company may require evidence of age of any Annuitant or Contract Owner.



         PROTECTION OF PROCEEDS: To the extent permitted by law, death benefits and annuity payments shall be free from legal process and the claim of any creditor if the person is entitled to them under the Contract. No payment and no amount under the Contract can be taken or assigned in advance of its payment date unless the Company receives the Contract Owner's written consent.



         REPORTS: At least once each calendar year, the Company will furnish the Contract Owner with a report showing the Contract Value as of a date not more than four months prior to the date of mailing, and will provide any other information as may be required by law. Reports will be sent to the last known address of the Contract Owner.


         TAXES: Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of annuity payments. The Company may, in its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

         REGULATORY REQUIREMENTS: All values payable under the Contract, including any paid-up annuity, cash withdrawal or death benefits that may be available, will not be less than the minimum benefits required by the laws and regulations of the state in which the Contract is delivered.

                               FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

         This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.


         ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

         For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.

         TAX CONSEQUENCES OF PURCHASE PAYMENTS

         403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.


         For 2005, your voluntary salary reduction contributions are generally limited to $14,000, although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to $42,000, or up to 100% of salary. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


         401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Code sections 401(k) or 414(h).

              408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2005, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($4,500 if you are age 50 or older), and generally fully deductible in 2005 only by individuals who:


         (i) are not active Participants in another retirement plan, and are not married;

         (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $150,000.

         (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of $50,000 or less; or

         (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of $70,000 or less.


              Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $8,000 or 100% of the working spouse's earned income, and no more than $4,000 may be contributed to either spouse's IRA for any year. The $8,000 limit increases to $9,000 if each spouse is age 50 or older ($500 each).


         You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

         (i) the lesser of $4,000 ($4,500 if you are age 50 or older; $8,000 for you and your spouse's IRAs, or $9,000 if you are both age 50 or older) or 100% of compensation, over

         (ii)     your applicable IRA deduction limit.

         You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

         408A Roth Individual Retirement Annuities ("408A Roth IRAs" or
"Roth IRAs"). For 2005, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($4,500 if you are age 50 or older), and a full contribution may be made only by individuals who:


         (i) are unmarried and have adjusted gross income of $95,000 or less; or

         (ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

         The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $150,000 and $160,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $160,000. Similarly, the contribution is reduced for those who are single with modified AGI between $95,000 and $110,000, with no contribution for singles with modified AGI over $110,000. Similarly, individuals who are married and filing separately and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

         All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

         457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.


         This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2005, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $14,000 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and age-based catch-up deferrals up to $4,000 are also permitted for individuals age 50 or older.


         The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

         Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2005, the employer may contribute up to 25% of your compensation or $42,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.


         Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. Such plans if established by December 31, 1996, may still allow employees to make these contributions.

         SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA
Plan are made to a separate individual retirement account or annuity for each employee. For 2005, employee salary reduction contributions cannot exceed $10,000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.


         Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, (except for trusts as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

         Unfunded Deferred Compensation Plans. Private taxable employers may establish unfunded, nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

         An unfunded, deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

         TAX CONSEQUENCES OF DISTRIBUTIONS

         403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

         (1) attainment of age 59 1/2;

         (2) separation from service;

         (3) death;

         (4) disability, or

         (5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

         Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than rollover contributions.

         Distributions are taxed as ordinary income to the recipient in accordance with Code section 72.

         401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

         408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 were generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

         408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

         457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

         Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

         Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

         When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

         SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

         403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

         (1) death;

         (2) disability;

         (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a), 403(a));

         (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of 5 years or until the Participant attains age 59 1/2, and

         (5) distributions that do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

         Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

         Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

         (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer; and

         (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

         (3) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

         408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if within five years of the rollover/conversion.

         457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

         Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

         (1)      to a Beneficiary on or after the Contract Owner's death;

         (2)      upon the Contract Owner's disability;

         (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

         (4)      made under an immediate annuity contract, or

         (5)      allocable to Purchase Payments made before August 14, 1982.

         SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

         403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under a uniform table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

         (i)      must begin to be paid when the Participant attains age 75; and

         (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

         The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

         At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy.

         A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides.

         401(a) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

         408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

         (1) there is no exception for pre-1987 amounts; and

         (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2

         A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

         408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

         A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

         457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

         Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.


         At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed.


         TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES (PLEASE SEE THE EGTRRA INFORMATION ABOVE)

         403(b) Annuities. Tax-free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs, are permitted under certain circumstances.

         401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be rolled over tax free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP.

         408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.


         408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

         (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

         (ii)     are not married filing separately.

         Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

         408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

         457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/403(a) Qualified Plans, or 408(b) IRAs are permitted under certain circumstances.

         Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

                         CALCULATION OF SURRENDER CHARGE

         The surrender charge is discussed in the prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER


                             TRANSACTION HISTORY
  DATE                             TRANSACTION                   AMOUNT
  ----                             -----------                   -------
 2/1/96              Purchase Payment                             $10,000
 2/1/97              Purchase Payment                               5,000
 2/1/98              Purchase Payment                              15,000
 2/1/99              Purchase Payment                               2,000
 2/1/00              Purchase Payment                               3,000
 2/1/01              Purchase Payment                               4,000
 2/1/01              Purchase Payment                               1,000
                                                                   ------
 7/1/01              Total Purchase Payments                       40,000
                     (Assumes Account Value is $50,000)

         Assume the Account Value at the time of full withdrawal is $50,000 (7/1/01), and the Account Value on the previous anniversary (2/1/98) was $45,000. 10% of $45,000 ($4,500) is not subject to Surrender Charge. Assume that the 1% Bonus has not been credited to any Purchase Payments.

         The total Surrender Charge is:

         (10,000 -- 4,500) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000*
          5% + 4,000 * 5% + 1,000 * 5% = $1,085*

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER

              TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)
  DATE                              TRANSACTION                        AMOUNT
  ----                              -----------                        ------
 2/1/96              Purchase Payment                                 $10,000
 2/1/97              Purchase Payment                                   5,000
 2/1/98              Purchase Payment                                  15,000
 2/1/99              Purchase Payment                                   2,000
 2/1/00              Purchase Payment                                   3,000
 2/1/01              Purchase Payment                                   4,000
 2/1/01              Purchase Payment                                   1,000
                                                                       ------
 7/1/01              10% Partial Surrender                              4,000
                     (Assumes Account Value is $40,000)
 8/1/01              Full Surrender

         a. Since this is the first partial surrender in this Participant year, calculate free withdrawal amount (10% of the value as of 2/1/01).

                     10% * 40,000 = $4,000 (no charge on this 10% withdrawal)

         b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated is $40,000 -- $4,000 = $36,000

         c.       The Surrender Charge is

                     (10,000 -- 4,000) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000*
                      4% + 3,000 * 5% + 4,000 * 5% + 1,000 * 5% = $1,090.*

         d.       Assume that the $30 Account Maintenance Charge does not apply.

         e. Assume that the 1% Bonus has not been credited to any Purchase Payments.


----------
* These calculations refer to the following surrender charge table:

      NUMBER OF YEARS SINCE               CHARGE AS PERCENTAGE OF
     DATE OF PURCHASE PAYMENT           PURCHASE PAYMENT WITHDRAWN
                1                                   5%
                2                                   5%
                3                                   5%
                4                                   4%
                5                                   3%
                6                                   2%
                7                                   1%
                8+                                  0%

                            CALCULATION OF MVA OPTION

         The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

         The market value adjustment is determined by the formula below, using the following factors:

         (1) A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

         (2) B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

         (3) N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

         (4) The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

         The market value adjustment will equal:

         The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                          [(1+A)/(1+B+0.005)](N/12)--1

         The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

         Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

         We guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

                               PURCHASE UNIT VALUE

         Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

        Gross Investment Rate
   =    (EQUALS)
        The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
   /    (DIVIDED BY)
        The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

        Net Investment Rate
   =    (EQUALS)
        Gross Investment Rate (calculated in Step 1)
   -    (MINUS)
        Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

        Purchase Unit Value for that day.
   =    (EQUALS)
        Purchase Unit Value for immediate preceding day.
   x    (MULTIPLIED BY)
        Net Investment Rate (as calculated in Step 2) plus 1.00.

The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):


ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

        1. Purchase Unit value, beginning of period                                         $   1.800000
        2. Value of Fund share, beginning of period                                         $  21.200000
        3. Change in value of Fund share                                                    $    .500000

        4. Gross investment return (3)/(2)                                                       .023585
        5. Daily separate account fee*                                                           .000025
                                                                                            ------------
           *Mortality and expense risk fee and administration and distribution fee of
           0.90% per annum used for illustrative purposes (assumes that no optional separate account charges are deducted).
        6. Net investment return (4)--(5)                                                        .023560
                                                                                            ------------
        7. Net investment factor 1.000000+(6)                                                   1.023560
                                                                                            ------------
        8. Purchase Unit value, end of period (1)X(7)                                           1.842408
                                                                                            ------------

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS

        1. First Periodic Purchase Payment                                                  $     100.00
        2. Purchase Unit value on effective date of purchase (see Example 3)                $   1.800000
        3. Number of Purchase Units purchased (1)/(2)                                             55.556
        4. Purchase Unit value for valuation date following purchase (see Example 3)        $   1.842408
                                                                                            ------------
        5. Value of Purchase Units in account for valuation date following
           purchase (3)X(4)                                                                 $     102.36
                                                                                            ------------



                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

         The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of A.G. Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

         The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

         The Contracts contain tables indicating the dollar amount of the first Payout Payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%.

         The portion of the first monthly variable Payout Payment derived from a Division of A.G. Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

         In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

         Therefore, the dollar amount of variable Payout Payments after the first will vary with the amount by which the net investment return is greater or less than 3% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

         Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first three payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

         The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

         The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

          1. Payout Unit value, beginning of period                                         $    .980000
          2. Net investment factor for Period (see Example 3)                                   1.023558
          3. Daily adjustment for 3% Assumed Investment Rate                                     .999906
          4. (2)x(3)                                                                            1.023462
          5. Payout Unit value, end of period (1)x(4)                                       $   1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

          1. Number of Purchase Units at Payout Date                                           10,000.00
          2. Purchase Unit value (see Example 3)                                            $   1.800000
          3. Account Value of Contract (1)x(2)                                              $  18,000.00
          4. First monthly Payout Payment per $1,000 of Account Value                       $       5.63
          5. First monthly Payout Payment (3)x(4)/1,000                                     $     101.34
          6. Payout Unit value (see Example 10)                                             $    .980000
          7. Number of Payout Units (5)/(6)                                                      103.408
          8. Assume Payout Unit value for second month equal to                             $    .997000
          9. Second monthly Payout Payment (7)x(8)                                          $     103.10
         10. Assume Payout Unit value for third month equal to                              $    .953000
         11. Third monthly Payout Payment (7)x(10)                                          $      98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

         The Company has qualified the Contracts for sale in 47 states and the District of Columbia.

         The Contracts have been sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the National Association of Securities Dealers (the "NASD"). In some cases the broker-dealers are exempt from registration. The principal underwriter for A.G. Separate Account A is American General Distributors, Inc. ("Distributor"). Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.

         The broker-dealers whose agents sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. The Company may from time to time pay a trail commission to the licensed agents who sell the Contracts. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)

         Pursuant to its underwriting agreement with Distributor and A.G. Separate Account A, the Company reimburses Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2002, 2003, and 2004 were $250,806, $126,724 and $100,629, respectively. The
Distributor retained $0 in Commissions for these same years.


                                     EXPERTS

         The consolidated financial statements of AIG Annuity Insurance
Company as of December 31, 2003 and 2004 and for the three years then ended December 31, 2004 and the financial statements of A.G. Separate Account A as of December 31, 2003 and 2004 and for the two years then ended December 31, 2004, all included in this registration statement have so been included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.


                        COMMENTS ON FINANCIAL STATEMENTS

         The financial statements of AIG Annuity Insurance Company (formerly, American General Annuity Insurance Company) should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

                          AIG ANNUITY INSURANCE COMPANY

               INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                      Number(s)
                                                                      ---------
      Report of Independent Registered Public Accounting Firm             1

      Consolidated Balance Sheet - December 31, 2004 and 2003          2 to 3

      Consolidated Statement of Income and Comprehensive Income
      - Years Ended December 31, 2004, 2003 and 2002                   4 to 5

      Consolidated Statement of Cash Flows - Years Ended
      December 31, 2004, 2003 and 2002                                 6 to 7

      Notes to Consolidated Financial Statements                       8 to 34

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AIG Annuity Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG Annuity Insurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PreicewaterhouseCoopers LLP
Houston, Texas
April 27, 2005

                          AIG ANNUITY INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                                 December 31,   December 31,
                                                                     2004           2003
                                                                 ------------   ------------
                                                                        (In millions)
ASSETS

Investments and cash
    Cash and short-term investments                              $        531   $        142
    Restricted cash                                                        27              -
    Bonds, notes and redeemable preferred stocks
       Available for sale, at fair value
          (amortized cost: December 2004, $46,993;
          December 2003, $40,494)                                      49,135         42,455
       Trading securities, at fair value (cost:
          December 2004, $5; December 2003, $56)                            8             64
    Mortgage loans                                                        764            406
    Policy loans                                                           55             59
    Common and non-redeemable preferred stocks
        Available for sale, at fair value
         (cost: December 2004, $54; December 2003, $1)                     70              3
        Trading securities, at fair value (cost: December
         2004, $2; December 2003, $2)                                       7              4
    Partnerships                                                        1,229          1,079
    Securities lending collateral                                      13,459          5,724
    Aircraft, net of accumulated depreciation
      (December 2004, $52)                                              1,001              -
    Other invested assets                                                  96             88
                                                                 ------------   ------------

    Total investments and cash                                         66,382         50,024
    Variable annuity assets held in separate accounts                     390            400
    Accrued investment income                                             626            553
    Deferred acquisition costs and cost of insurance purchased          1,263          1,113
    Deferred bonus interest                                               465            359
    Income taxes currently receivable                                      14              -
    Receivable from brokers                                                40            165
    Goodwill                                                              811            811
    Other assets                                                           49              9
                                                                 ------------   ------------
    TOTAL ASSETS                                                 $     70,040   $     53,434
                                                                 ============   ============

          See accompanying notes to consolidated financial statements.

                          AIG ANNUITY INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                                 December 31,   December 31,
                                                                     2004           2003
                                                                 ------------   ------------
                                                                        (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities
    Reserves for fixed annuity contracts without life
     contingencies                                               $     45,138   $     37,668
    Reserves for fixed annuity contracts with life
     contingencies                                                      2,632          2,612
    Securities lending payable                                         13,459          5,724
    Notes payable
       To affiliates, net                                                 566              -
       To third parties, net                                              120              -
    Payable to brokers                                                    118            265
    Income taxes currently payable                                          -            152
    Other liabilities                                                     409            381
                                                                 ------------   ------------
    Total reserves, payables and accrued liabilities                   62,442         46,802

Variable annuity liabilities related to separate accounts                 390            400

Deferred income taxes                                                     577            503
                                                                 ------------   ------------
    Total liabilities                                                  63,409         47,705
                                                                 ------------   ------------
Minority interest                                                         131              -

Shareholder's equity
    Common stock                                                            3              3
    Additional paid-in capital                                          4,171          3,985
    Retained earnings                                                   1,579          1,052
    Accumulated other comprehensive income                                747            689
                                                                 ------------   ------------
    Total shareholder's equity                                          6,500          5,729
                                                                 ------------   ------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                   $     70,040   $     53,434
                                                                 ============   ============

          See accompanying notes to consolidated financial statements.

                          AIG ANNUITY INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                  2004           2003           2002
                                                               ----------     ----------     ----------
                                                                            (In millions)
REVENUES

     Investment income                                         $    2,978     $    2,510     $    1,983
     Rental income from aircraft operating leases                      96              -              -
     Premiums and other considerations                                 35             32             50
     Fee income                                                        53             46             26
     Net realized investment losses                                   (90)           (44)          (300)
                                                               ----------     ----------     ----------
     Total revenues                                                 3,072          2,544          1,759
                                                               ----------     ----------     ----------

BENEFITS AND EXPENSES

     Interest credited to fixed annuity contracts
        without life contingencies                                  1,491          1,322          1,186
     Interest credited to fixed annuity contracts with
        life contingencies                                            177            191            189
     Amortization of deferred bonus interest                           77             51             14
     Other insurance policy benefits                                   44             41             56
     Amortization of deferred acquisition costs and
        cost of insurance purchased                                   310            267             25
     Interest on notes payable                                         23              -              -
     Depreciation on aircraft                                          52              -              -
     General and administrative expenses and annual
        commissions, net of deferrals                                  80             53             38
                                                               ----------     ----------     ----------
     Total benefits and expenses                                    2,254          1,925          1,508
                                                               ----------     ----------     ----------
INCOME BEFORE INCOME TAXES, MINORITY INTEREST AND
     CUMULATIVE EFFECT OF ACCOUNTING CHANGE                           818            619            251
Income tax expense                                                    286            215             87
                                                               ----------     ----------     ----------
INCOME BEFORE MINORITY INTEREST AND CUMULATIVE EFFECT
     OF ACCOUNTING CHANGE                                             532            404            164
Minority interest expense                                              (4)             -              -
                                                               ----------     ----------     ----------
INCOME BEFORE CUMULATIVE EFFECT
     OF ACCOUNTING CHANGE                                             528            404            164
Cumulative effect of accounting change, net of tax                     (1)             -              -
                                                               ----------     ----------     ----------
NET INCOME                                                     $      527     $      404     $      164
                                                               ----------     ----------     ----------

          See accompanying notes to consolidated financial statements.

                          AIG ANNUITY INSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                  2004           2003           2002
                                                               ----------     ----------     ----------
                                                                            (In millions)
OTHER COMPREHENSIVE INCOME
      Net unrealized gains on investments arising
         during the current period                             $      155     $      841     $      591
      Reclassification adjustment for net
         realized losses included in net income                        41             97            318
      Net change related to cash flow hedges                           (3)            (2)             -
      Adjustment to deferred acquisition costs                       (104)          (435)          (442)
      Income tax expense                                              (31)          (175)          (163)
                                                               ----------     ----------     ----------
OTHER COMPREHENSIVE INCOME                                             58            326            304
                                                               ----------     ----------     ----------
COMPREHENSIVE INCOME                                           $      585     $      730     $      468
                                                               ==========     ==========     ==========

          See accompanying notes to consolidated financial statements.

                          AIG ANNUITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                      Years Ended December 31,
                                                               ----------------------------------------
                                                                  2004           2003           2002
                                                               ----------     ----------     ----------
                                                                            (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
     Net income                                                $      527     $      404     $      164
     Adjustments to reconcile net
        income to net cash provided by
          operating activities
             Cumulative effect of accounting change, net
              of tax                                                    1              -              -
             Interest credited to fixed annuity contracts
              without life contingencies                            1,491          1,322          1,186
             Amortization of deferred bonus interest                   77             51             14
             Net realized investment losses                            90             44            300
             Equity in income of partnerships and other
              invested assets                                        (147)           (91)             3
             Depreciation on aircraft                                  52              -              -
             Amortization of premium and discount on
              securities                                               26            (10)           (27)
             Minority interest expense                                  4              -              -
             Provision for deferred income taxes                       31            (39)            44
     Changes in:
        Restricted cash                                               (27)             -              -
        Trading securities, at fair value                              53            (68)             -
        Accrued investment income                                     (73)          (109)           (96)
        Deferred acquisition costs                                   (254)          (349)          (531)
        Reserves for fixed annuity contracts with life
         contingencies                                                 20             27             51
        Income taxes currently receivable/ payable                   (166)           149              3
        Other liabilities                                             188            (41)            48
        Other, net                                                    (45)            (6)            (5)
                                                               ----------     ----------     ----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                           1,848          1,284          1,154
                                                               ----------     ----------     ----------
CASH FLOWS FROM INVESTING ACTIVITIES
     Purchases and issuances of:
        Bonds, notes and redeemable preferred stocks              (23,797)       (22,879)       (17,625)
        Mortgage loans                                               (412)          (140)           (97)
        Aircraft                                                   (1,053)             -              -
        Other investments, excluding short-term investments          (202)          (220)           (19)
     Sales of:
        Bonds, notes and redeemable preferred stocks               16,274         11,822          9,426
        Other investments, excluding short-term investments           111             68             21
     Redemptions and maturities of:
        Bonds, notes and redeemable preferred stocks                  939          1,453            572
        Mortgage loans                                                 56             17             55
                                                               ----------     ----------     ----------
NET CASH USED IN INVESTING ACTIVITIES                          $   (8,084)    $   (9,879)    $   (7,667)
                                                               ----------     ----------     ----------

          See accompanying notes to consolidated financial statements.

                          AIG ANNUITY INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                  2004           2003          2002
                                                               ----------     ----------     ----------
                                                                            (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
    Deposits on fixed annuity contracts                        $    9,065       $ 10,037     $    8,734
    Net exchanges from the fixed accounts of variable
       annuity contracts                                                -            (11)           (58)
    Withdrawal payments on fixed annuity contracts                 (2,390)        (1,664)        (1,305)
    Claims and annuity payments on fixed annuity contracts         (1,064)          (774)          (715)
    Proceeds from notes payable                                       759
    Repayment of notes payable                                        (57)             -              -
    Contributions of minority interest holders                        127              -              -
    Capital contributions from Parent                                 185            496            260
                                                               ----------     ----------     ----------
NET CASH PROVIDED BY FINANCING ACTIVITIES                           6,625          8,084          6,916
                                                               ----------     ----------     ----------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS            389           (511)           403
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD                142            653            250
                                                               ----------     ----------     ----------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD               $      531     $      142     $      653
                                                               ==========     ==========     ==========

SUPPLEMENTAL CASH FLOW INFORMATION:

    Income taxes paid                                          $      408     $      106     $       41
                                                               ==========     ==========     ==========
    Interest paid                                              $       39     $        -     $        -
                                                               ==========     ==========     ==========

          See accompanying notes to consolidated financial statements.

                          AIG ANNUITY INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.      NATURE OF OPERATIONS

        AIG Annuity Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of AGC Life Insurance Company (the "Parent"), a Missouri-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is a Texas-domiciled life insurance company principally engaged in the business of writing fixed annuities directed to the market for tax-deferred long-term savings products. The Company develops, markets and issues annuity products through a variety of distribution channels. The Company sells deferred annuities through financial institutions, principally banks and thrifts. The Company also markets deferred annuities to both tax-qualified and non-qualified retirement markets through personal producing general agents (agents or general agents whose contract provides for compensation both from business written personally and by subcontracted agents), affiliated and independent broker-dealers and asset management companies throughout the United States of America.

        The Company's sales of deferred annuity products through financial institutions represent a substantial amount of its total sales from such products. Sales of deferred annuities by the top producing individual financial institution, Wachovia Bank, N.A., comprised approximately 15%, 22% and 22% of annuity deposits collected in 2004, 2003 and 2002, respectively. Sales of deferred annuities through the top five producing individual financial institutions comprised approximately 43%, 47% and 49% of annuity deposits collected in 2004, 2003 and 2002, respectively. Other than the top producing financial institution, no individual financial institution generated more than 10% of the Company's annuity deposits collected in 2004, 2003 or 2002.

        The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts.

                          AIG ANNUITY INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity (see below) in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

        The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions, which affect the amounts reported in the consolidated financial statements and the accompanying notes. These estimates and assumptions are particularly important with respect to investments and deferred acquisition costs. Actual results could differ from those estimates.

        CONSOLIDATION OF VARIABLE INTEREST ENTITY: On January 14, 2004, the Company purchased 61.3% of the non-voting preferred equity issued by Castle 2003-2 Trust ("Castle 2 Trust"), a Delaware special-purpose statutory trust established on November 21, 2003 (see Note 13). The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling commercial jet aircraft. In December 2003, the Financial Accounting Standards Board ("FASB") issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN 46R") (see Recently Issued Accounting Standards below). In accordance with FIN 46R, the accounts of Castle 2 Trust have been included in these consolidated financial statements as of and for the year ended December 31, 2004.

        The impact of the consolidation of Castle 2 Trust on consolidated total assets and total liabilities as of December 31, 2004, and on consolidated net income for the year then ended, was as follows:

                                                          Eliminations
        (In millions)            The        Castle 2       /Minority
                               Company       Trust          interest       Consolidated
                             -----------  ------------    -------------    -------------
        Total assets            $ 69,159      $ 1,129           $ (248)        $ 70,040
        Total liabilities         62,658          808              (57)          63,409
        Net income                   528            9              (10)             527

        INVESTMENTS: Cash and short-term investments include primarily cash and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

        Castle 2 Trust maintains various restricted cash accounts, primarily lessee-funded and aircraft conversion accounts, which are not available for general use. Security deposits from lessees that are required to be

                          AIG ANNUITY INSURANCE COMPANY
        segregated from other funds are deposited into the lessee-funded accounts. The balance in the aircraft conversion account is designated to be used to convert one aircraft from a passenger configuration to a freighter configuration.

        Bonds, notes and redeemable preferred stocks and common stocks available for sale are carried at aggregate fair value, and changes in unrealized gains and losses, net of tax and amortization of deferred acquisition costs and other deferred expenses, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

        Bonds and common stock trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income currently.

        The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience, the Company's ability and intent to hold the investment until recovery and other issuer-specific developments, among other factors. If there is a decline in a security's value, a determination is made as to whether that decline is temporary or other-than-temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other-than-temporary, the Company writes down the investment and records a realized loss in the consolidated statement of income and comprehensive income.

        Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

        Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in investment income, consistent with the equity method of accounting.

        Aircraft owned by Castle 2 Trust are recorded at cost and depreciated on a straight-line basis, generally over estimated useful lives of 25 years from the date of manufacture to a residual value that is 15% of cost. Certain major additions and modifications to aircraft may be capitalized. The estimates are reviewed periodically to ensure continued appropriateness.

        Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying amount (net book value). Undiscounted future cash flows consist of estimates of the net lease inflows expected over the remaining useful life of the aircraft, including projections of future lease rates and relevant costs. Measurement of an impairment loss is based on the amount by which the carrying amount of the aircraft exceeds the fair value of the aircraft. Fair value reflects the underlying economic value of the aircraft, which includes the appraiser's opinion of most likely trading prices that may be

                          AIG ANNUITY INSURANCE COMPANY
        generated by the aircraft under the current market circumstances that are perceived to exist. Fair value assumes that the aircraft is valued for its highest, best use, that the parties to hypothetical sale transaction are willing, able, prudent and knowledgeable, and under no unusual pressure for a prompt sale, and that the transaction would be negotiated in a open and unrestricted market on an arm's length basis, for cash or equivalent consideration, and given an adequate amount of time for effective exposure to prospective buyers.

        Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20% but is not greater than 50%. At December 31, 2004 and 2003, the Company's investments in partially owned companies included its 32% interest in the non-voting preferred equity of Castle 2003-1 Trust ("Castle 1 Trust"; see Note 13). Other invested assets also include assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note 4).

        Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

        DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. The dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

        SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

                          AIG ANNUITY INSURANCE COMPANY

        DERIVATIVE FINANCIAL INSTRUMENTS: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the consolidated balance sheet at fair value.

        Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the consolidated balance sheet.

        Interest rate swap agreements are agreements to exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, fixed-rate payments exchanged for floating-rate payments), based on an underlying principal balance (notional amount). Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one party at each interest payment due date.

        The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. Swap agreements generally have terms of two to ten years. The related amount payable to or receivable from counterparties is included in other liabilities or other invested assets on the consolidated balance sheet.

        Fair value hedges are used to mitigate exposure to changes in the value of specifically identified assets or liabilities. Swap agreements converting fixed-rate payments to floating-rate payments are considered fair value hedges. For fair value hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings.

        Cash flow hedges are used to mitigate the risks of changes in market interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Swap agreements converting floating-rate payments to fixed-rate payments are considered cash flow hedges. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income in shareholder's equity. Any ineffective portion of cash flow hedges is reported in net realized investment gains (losses).

                          AIG ANNUITY INSURANCE COMPANY

        Some of the swap agreements discussed above also include exchanges between foreign currencies and U.S. dollars, and thus serve as foreign currency swaps as well as interest rate swaps.

        All of the Company's interest rate and currency swap agreements entered into during 2004 were accounted for as hedges and there was no significant ineffectiveness associated with these instruments in the year ended December 31, 2004.

        The Company has also entered into a small number of equity-indexed annuity contracts, which contain embedded derivatives associated with guarantees tied to the S&P 500 index. The Company uses S&P 500 indexed call options to offset the increase in its liabilities resulting from the underlying equity-indexed annuity contracts. Changes in the fair value of the embedded derivatives and the call options are included in current earnings.

        The Company buys and sells short futures options on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures options have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

        DEFERRED ACQUISITION COSTS ("DAC") AND OTHER DEFERRED EXPENSES: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

        As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of other comprehensive income and is credited or charged directly to shareholder's equity.

        The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

        The Company currently offers enhanced crediting rates or bonus payments to contract holders ("bonus interest") on certain of its products. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and higher than the contract's expected ongoing crediting rates for periods after the bonus

                          AIG ANNUITY INSURANCE COMPANY
        period. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

        The cost assigned to certain acquired insurance contracts in force at the acquisition date (cost of insurance purchased, or "CIP") is reported within DAC and other deferred expenses on the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0% to 7.90% in 2004, 2003 and 2002. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items. The Company reviews the carrying amount of deferred bonus interest and CIP on at least an annual basis using the same methods used to evaluate DAC.

        AMORTIZATION OF DAC: DAC is amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts the amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future DAC assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. Amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

        VARIABLE ANNUITY ASSETS HELD IN AND LIABILITIES RELATED TO SEPARATE
        ACCOUNTS: The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as variable annuity assets held in separate accounts, with an equivalent liability, in the consolidated balance sheet. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statement of income and comprehensive income.

        GOODWILL: The Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. The Company has performed annual impairment testing and has determined that no impairment provision is necessary as of December 31, 2004.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts without life contingencies are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of

                          AIG ANNUITY INSURANCE COMPANY

        Investments ("SFAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

        Reserves for fixed annuity contracts with life contingencies are generally calculated using the net level premium method and assumptions as to investment yields and mortality. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

        PREMIUMS AND OTHER CONSIDERATIONS: The Company's fixed annuity contracts with life contingencies consist of limited payment contracts. The gross premium received on these contracts is reported as revenue when collected at the issuance of the contract. However, the excess of the gross premium received over the net premium is deferred and recognized in income in relation to the present value of expected future benefit payments.

        Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the consolidated statement of income and comprehensive income, as they are recorded directly upon receipt to reserves for fixed annuity contracts without life contingencies.

        FEE INCOME: Variable annuity fees and surrender charges are recorded as income when earned.

        INCOME TAXES: The Company joins in the filing of a consolidated federal income tax return with the Parent and the Parent's life insurance company subsidiaries. The Company has a written agreement with the Parent setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, the Parent agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2003, the FASB issued Intrepretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"). FIN 46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance.

                          AIG ANNUITY INSURANCE COMPANY

        In December 2003, the FASB issued a Revision to Interpretation No. 46. The provisions of FIN 46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN 46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN 46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. The adoption of FIN 46R did not have a significant impact on the Company's consolidated results of operations or financial condition.

        In April 2003, the Derivatives Implementation Group of the FASB cleared Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those instruments ("DIG B36"). DIG B36 was effective for the Company beginning October 1, 2003. DIG B36 concludes that certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The application of the provisions of DIG B36 did not have a material effect on the Company's consolidated results of operations or financial position.

        In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for guaranteed minimum death benefits related to variable annuity contracts. The Company recorded in the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $0.8 million, net of tax, to reflect the liability as of January 1, 2004.

        SOP 03-1 also requires insurance enterprises to disclose their accounting policy for sales inducements (i.e., bonus interest) provided to contract holders, including the nature of the costs deferred and the method of amortizing these costs. The amounts deferred and amortized, and the unamortized balance of deferred sales inducements, are required disclosures for each period presented (see Note 6). The adoption of SOP 03-1 did not have a material effect on the Company's consolidated results of operations or financial position.

                          AIG ANNUITY INSURANCE COMPANY

3.      INVESTMENTS

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                       Amortized     Estimated
                                                         Cost       Fair Value
                                                       ----------   ----------
                                                           (In millions)
At December 31, 2004:

Securities of the United States Government             $      271   $      273
Securities of foreign governments                             132          147
Corporate bonds and notes                                  29,294       30,931
Mortgage-backed securities                                 11,207       11,394
Other debt securities                                       5,854        6,138
Affiliated securities                                         196          205
Redeemable preferred stocks                                    39           47
                                                       ----------   ----------
    Total                                              $   46,993   $   49,135
                                                       ==========   ==========

                                                       Amortized     Estimated
                                                         Cost       Fair Value
                                                       ----------   ----------
                                                           (In millions)
At December 31, 2003:

Securities of the United States Government             $       52   $       51
Securities of foreign governments                             152          168
Corporate bonds and notes                                  23,628       25,147
Mortgage-backed securities                                 10,761       10,930
Other debt securities                                       5,589        5,841
Affiliated securities                                         253          253
Redeemable preferred stocks                                    59           65
                                                       ----------   ----------
    Total                                              $   40,494   $   42,455
                                                       ==========   ==========

                          AIG ANNUITY INSURANCE COMPANY

3.      INVESTMENTS (Continued)

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2004, follow:

                                                       Amortized     Estimated
                                                         Cost       Fair Value
                                                       ----------   ----------
                                                           (In millions)

Due in one year or less                                $      783   $      807
Due after one year through five years                       6,081        6,481
Due after five years through ten years                     20,867       21,941
Due after ten years                                         8,055        8,513
Mortgage-backed securities                                 11,207       11,393
                                                       ----------   ----------
Total                                                  $   46,993   $   49,135
                                                       ==========   ==========

         Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

         Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                         Gross         Gross
                                                       Unrealized   Unrealized
                                                          Gains       Losses
                                                       ----------   ----------
                                                            (In millions)

At December 31, 2004:

Securities of the United States government             $        2   $        -
Securities of foreign governments                              15            -
Corporate bonds and notes                                   1,725          (88)
Mortgage-backed securities                                    219          (32)
Other debt securities                                         309          (25)
Affiliated securities                                           9            -
Redeemable preferred stocks                                     9           (1)
                                                       ----------   ----------
    Total fixed maturity securities                         2,288         (146)
    Common and non-redeemable preferred stocks                 17           (1)
                                                       ----------   ----------
        Total                                          $    2,305         (147)
                                                       ==========   ==========

At December 31, 2003:

Securities of the United States government             $        1   $       (2)
Securities of foreign governments                              18           (2)
Corporate bonds and notes                                   1,692         (173)
Mortgage-backed securities                                    252          (83)
Other debt securities                                         296          (44)
Redeemable preferred stocks                                     6            -
                                                       ----------   ----------
    Total fixed maturity securities                         2,265         (304)
    Common and non-redeemable preferred stocks                  2            -
                                                       ----------   ----------
        Total                                          $    2,267   $     (304)
                                                       ==========   ==========

                          AIG ANNUITY INSURANCE COMPANY

        The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position, as of December 31, 2004:

(In millions)                        Less than 12 Months             12 Months or More                    Total
                                 ---------------------------    ----------------------------    --------------------------

                                    Fair         Unrealized        Fair         Unrealized        Fair         Unrealized
                                    Value          Losses          Value          Losses          Value          Losses
                                 ----------    -------------    ----------    --------------    ---------    -------------
Corporate bonds and notes        $      661    $         (32)   $      417    $          (56)   $   1,078    $         (88)
Mortgage-backed securities              681              (22)          100               (10)         781              (32)
Other debt securities                    32               (7)          139               (18)         171              (25)
Redeemable preferred stocks               -                -             -                (1)           -               (1)
                                 ----------    -------------    ----------    --------------    ---------    -------------
    Total                        $    1,374    $         (61)   $      656    $          (85)   $   2,030    $        (146)
                                 ==========    =============    ==========    ==============    =========    =============

        The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

        Gross realized investment gains and losses were as follows:

                                                           Years Ended December 31,
                                                  -----------------------------------------
                                                     2004           2003            2002
                                                  ----------     ----------      ----------
                                                               (In millions)
Bonds,  notes and redeemable  preferred
    stocks  available for sale
    Realized gains                                $      240     $      239      $      150
    Realized losses                                     (216)          (141)           (255)
Mortgage loans
    Realized gains                                         5              -               -
Common stocks
    Realized gains                                         1              5               -
    Realized losses                                       (2)             -               -
Partnerships
    Realized gains                                         1              -               -
    Realized losses                                      (11)             -              (5)
Impairment writedowns                                   (105)          (147)           (190)
Net loss on fair value hedges                             (3)             -               -
                                                  ----------     ----------      ----------
Total net realized investment losses              $      (90)    $      (44)     $     (300)
                                                  ==========     ==========      ==========

                          AIG ANNUITY INSURANCE COMPANY

        The sources and related amounts of investment income (losses) were as follows:

                                                          Years Ended December 31,
                                                  -----------------------------------------
                                                     2004           2003            2002
                                                  ----------     ----------      ----------
                                                               (In millions)
Bonds, notes and redeemable preferred
    stocks-non-affiliated                         $    2,768     $    2,373      $    1,947
Bonds, notes and redeemable preferred
    stocks-affiliated                                     10              6               -
Common stock                                               5              1               -
Mortgage loans                                            34             23              22
Partnerships                                             147             93              (1)
Other invested assets                                     22             28              24
Short-term investments                                    24             12              10
Less:  investment expenses                               (32)           (26)            (19)
                                                  ----------     ----------      ----------
    Total investment income                       $    2,978     $    2,510      $    1,983
                                                  ----------     ----------      ----------

        At December 31, 2004, the Company's investments included five investments in single entities that each exceeded 10% of the Company's consolidated shareholder's equity. These investments were in highly-rated mortgage-backed securities, and four of the issuing entities were U.S. government agencies.

        At December 31, 2004, bonds, notes and redeemable preferred stocks included $3.25 billion of bonds that were rated below investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with approximately 18% in communications, 15% in utilities, 14% in consumer cyclical, 13% in consumer non-cyclical and 12% in basic industrial. No other industry concentration constituted more than 10% of these assets.

        At December 31, 2004, mortgage loans were collateralized by properties located in 24 states, with loans totaling approximately 35% of the aggregate carrying value of the portfolio secured by properties located in California and 10% by properties in Illinois. No more than 10% of the portfolio was secured by properties in any other single state.

        At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 29% office, 21% industrial, 18% multifamily residential, 17% retail and 15% manufactured housing and other types.

        At December 31, 2004, the carrying value, which approximates fair value, of bonds, notes and redeemable preferred stocks securities in default as to the payment of principal or interest totaled $82.6 million.

        At December 31, 2004, $7.3 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                          AIG ANNUITY INSURANCE COMPANY

        On January 14, 2004, Castle 2 Trust entered into an asset purchase agreement to purchase 34 commercial jet aircraft having an aggregate cost of $1.05 billion from International Lease Finance Corporation ("ILFC") and its affiliates, all of which are subsidiaries of AIG. At December 31, 2004, all of the 34 aircraft had been novated to Castle 2 Trust and are on lease to 30 different lessees in 24 different countries (see Note 10).

4.      DERIVATIVE FINANCIAL INSTRUMENTS

        Derivative financial instruments related to investment securities did not have a material effect on the Company's investment income or net realized investment losses in any of the three years in the period ended December 31, 2004, and there was no significant ineffectiveness associated with the Company's derivative financial instruments accounted for as hedges in the year ended December 31, 2004. At December 31, 2004, the Company had no net derivative losses to be reclassified into net income within the next twelve months.

        The Company's interest rate and currency swap agreements related to investment securities were as follows:

                                                December 31,   December 31,
                                                    2004           2003
                                                ------------   ------------
                                                      (In millions)
Interest rate swap agreements
   Notional amount                              $        106   $        116
   Fair value                                              -             (1)

Currency swap agreements
   Notional amount                                        35             10
   Fair value                                             (6)             3

        The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's consolidated financial position.

                          AIG ANNUITY INSURANCE COMPANY

        At December 31, 2004, Castle 2 Trust was a party to the following interest rate swap agreements with AIG Financial Products Corp., a subsidiary of AIG:

                                                           December 31,
                                                              2004
                                                          -------------
                                                          (In millions)
Interest rate swap agreements to receive fixed rate
    Notional amount                                       $         641
    Fair value                                                       (6)

Interest rate swap agreements to pay fixed rate
    Notional amount                                                 666
    Fair value                                                        5

        The pay-fixed/receive-floating interest rate swap agreements are designated as fair value hedges of the change in value caused by changes in interest rates of an unrecognized firm commitment of the future payments from the fixed rate leases of aircraft.

        The pay-floating/receive-fixed interest rate swap agreement is designated as a fair value hedge of the change in value of the floating-rate notes payable caused by changes in interest rates.

        Changes in the net fair value of the swaps and the offsetting changes in the fair value of the hedged liability and the unrecognized firm commitment attributable to the hedged risk (change in value caused by a change in interest rates) are recorded in income. The cumulative change in the values of the fixed rate leases and debt caused by the changes in interest rates are reflected in the consolidated balance sheet in other liabilities and notes payable, respectively. During the period from January 14, 2004 to December 31, 2004, Castle 2 Trust recorded the following, which was reported in net realized investment losses in the statement of consolidated income and comprehensive income:

                                                          Period from
                                                        January 14, 2004
                                                         to December 31,
                                                              2004
                                                        ----------------
                                                          (In millions)
Component of swap agreement loss excluded from
   the assessment of hedge effectiveness                $            (20)
Amount of hedge ineffectiveness                                       17
                                                        ----------------
Net gain (loss) recognized in earnings                  $             (3)
                                                        ================

                          AIG ANNUITY INSURANCE COMPANY

5.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

        The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

        CASH, RESTRICTED CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

        BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes and comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

        MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially-determined assumptions, incorporating market interest rates.

        COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities.

                          AIG ANNUITY INSURANCE COMPANY

        The estimated fair value of interest rate swaps are calculated as the present value of the future cash flows expected to be exchanged by the counterparties using a discount rate indicative of the current market for interest rate swaps of similar interest rate risk characteristics. This estimated fair value does not necessarily reflect the market value of the swap agreement at a specific time and should not be relied upon as a measure of the value that would be realized upon termination. The actual value would be affected by market conditions at the time of any swap termination.

        VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

        SECURITIES LENDING COLLATERAL/ SECURITIES LENDING PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

        NOTES PAYABLE: Fair values of Castle 2 Trust's notes payable are based on pricing models or formulas using assumptions about future interest rates, interest volatility and other factors.

        VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

        The estimated fair values of financial instruments at December 31, 2004 and 2003, compared with their respective carrying values, are as follows:

                                                        Carrying       Fair
                                                          Value        Value
                                                       ----------   ----------
                                                           (In millions)
December 31, 2004:

ASSETS
    Cash and short-term investments                    $      531   $      531
    Restricted cash                                            27           27
    Bonds, notes and redeemable preferred stocks           49,143       49,143
    Mortgage loans                                            764          786
    Policy loans                                               55           57
    Common stocks and non-redeemable preferred stocks          77           77
    Partnerships and other invested assets                  1,325        1,325
    Securities lending collateral                          13,459       13,459
    Variable annuity assets held in separate accounts         390          390

LIABILITIES
    Reserves for fixed annuity contracts                   47,770       45,503
    Interest rate and currency swap liabilities                 7            7
    Securities lending payable                             13,459       13,459
    Notes payable                                             686          686
    Variable annuity liabilities related to separate
     accounts                                                 390          390

                          AIG ANNUITY INSURANCE COMPANY

                                                        Carrying       Fair
                                                          Value       Value
                                                       ----------   ----------
                                                            (In millions)
December 31, 2003:

ASSETS
    Cash and short-term investments                    $      142   $      142
    Bonds, notes and redeemable preferred stocks           42,519       42,519
    Mortgage loans                                            406          441
    Policy loans                                               59           61
    Common stocks and non-redeemable preferred stocks           7            7
    Partnerships and other invested assets                  1,167        1,167
    Securities lending collateral                           5,724        5,724
    Variable annuity assets held in separate accounts         400          400

LIABILITIES
    Reserves for fixed annuity contracts                   40,280       38,502
    Interest rate and currency swap liabilities                 3            3
    Securities lending payable                              5,724        5,724
    Variable annuity liabilities related to separate
     accounts
                                                              400          400

6.      DAC, CIP AND DEFERRED BONUS INTEREST

        Activity in DAC, CIP and deferred bonus interest was as follows:

                                                            Deferred
                                             DAC and         bonus
(In millions)                                  CIP          interest         Total
                                            ----------     ----------      ----------
Balance at January 1, 2002                  $    1,109     $      159      $    1,268
Deferrals                                          557            102             659
Amortization related to operations                (172)           (14)           (186)
Amortization related to net realized
   investment (gains) losses                       147              -             147
Effect of net unrealized
   gains on securities                            (442)             -            (442)
                                            ----------     ----------      ----------
Balance at December 31, 2002                     1,199            247           1,446

Deferrals                                          616            163             779
Amortization related to operations                (278)           (51)           (329)
Amortization related to net realized
   investment (gains) losses                        11              -              11
Effect of net unrealized
   gains on securities                            (435)             -            (435)
                                            ----------     ----------      ----------
Balance at December 31, 2003                     1,113            359           1,472

Deferrals                                          564            183             747
Amortization related to operations                (323)           (77)           (400)
Amortization related to net realized
   investment (gains) losses                        13              -              13
Effect of net unrealized
   gains on securities                            (104)             -            (104)
                                            ----------     ----------      ----------
Balance at December 31, 2004                $    1,263     $      465      $    1,728
                                            ==========     ==========      ==========

                          AIG ANNUITY INSURANCE COMPANY

6.      DAC CIP AND DEFERRED BONUS INTEREST (Continued)

        The Company adjusts amortization (an "unlocking") when estimates of current or future gross profits to be realized are revised. In 2004, DAC amortization was decreased by $16.8 million to reflect the effect of favorable surrender experience and increased $14.8 million to reflect improved spread resulting from a decrease in crediting rates. In 2003, DAC and other deferred expense amortization was increased by $10.2 million to reflect lower future investment spreads due to impairment write-downs, partially offset by the effect of favorable surrender experience. In 2002, DAC and other deferred expense amortization was decreased by $18.7 million to reflect changes in interest spread assumptions and changes in the business in force.

        CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $26.1 million, $21.5 million, $18.1 million, $15.3 million and $12.7 million, respectively.

7.      REINSURANCE

        The Company has a closed block of life insurance business. Prior to closing the block of life insurance business, the Company limited its exposure to loss on any single life insurance policy in order to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $0.8 million. The Company's reinsurance arrangements do not relieve the Company from its direct obligations to its insured. Thus, a credit exposure exists with respect to life insurance business ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Assets and liabilities relating to reinsurance contracts are reported gross of the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums, including amounts related to insurance liabilities, are reported as assets.

        Direct and assumed life insurance in force totaled $258.8 million, $282.8 million and $307.5 million at December 31, 2004, 2003 and 2002, respectively, and ceded life insurance in force totaled $89.3 million, $100.3 million, and $112.9 million at December 31, 2004, 2003 and 2002, respectively.

        From October 1995 to April 1998, the Company and American General Life Insurance Company ("AG Life"), an affiliate, were parties to a 50% modified coinsurance agreement in connection with certain fixed annuity contracts with and without life contingencies issued by AG Life. Effective December 31, 2003, the agreement was amended whereby all of the reinsured business was recaptured by AG Life and the agreement was terminated. The arrangement resulted in $0.8 million and $1.2 million of pretax income for the Company in 2003 and 2002, respectively.

        On October 1, 2003, the Company entered into a modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on virtually all general account deferred annuity contracts issued by the Company

                          AIG ANNUITY INSURANCE COMPANY
        with issue dates on or after January 1, 2003. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. Under the agreement, the Company will retain the assets supporting the reserves ceded to ALB. At December 31, 2004 and 2003, these assets and the related reserves totaled approximately $15.77 billion and $7.98 billion, respectively. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The impact of the agreement on the Company's consolidated results of operations for the years ended December 31, 2004 and 2003 was expense of approximately $4.5 million and $3.9 million (after-tax), representing the risk charge associated with the agreement.

        Reinsurance recoveries netted against insurance policy benefits totaled $246.0 million, $35.9 million and $0.3 million in 2004, 2003 and 2002, respectively.

8.      NOTES PAYABLE

        On January 14, 2004, Castle 2 Trust issued five classes of notes payable.

        The repayment terms of each class of notes are such that certain principal amounts are expected to be repaid on dates which are based on certain operating assumptions or refinanced through the issuance of new notes, but in any event are ultimately due for repayment on November 15,2026. Castle 2 Trust has the right to make an optional redemption of any class of the notes. Should Castle 2 Trust choose to exercise an early redemption of any of the notes, it may be required to pay a redemption premium.

        The dates on which principal repayments on the notes will actually occur will depend on the cash flows generated from the portfolio of aircraft, Castle 2 Trust's ability to refinance any or all of the notes and the amount of operating costs incurred in the ordinary course of business.

        The notes are obligations solely of Castle 2 Trust and are not secured by the aircraft. The notes are not guaranteed by any lessee, sellers of aircraft, trustees of Castle 2 Trust, the Company or other beneficial interest holders of Castle 2 Trust, or any other person.

        As of December 31, 2004, the balance of these notes was $686.2 million, including changes in the fair value of the fixed-rate notes of $16.3 million, and the outstanding principal balance was $702.5 million.

        The weighted average interest rate on the notes from January 14, 2004 to December 31, 2004 was 5.8%.

9.      COMMITMENTS AND CONTINGENT LIABILITIES

        At December 31, 2004, The Company had unfunded investment commitments totaling $272.5 million, of which $49.3 million was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining unfunded commitments are related to various funding obligations, including

                          AIG ANNUITY INSURANCE COMPANY

        $108.6 million associated with investments in mortgage loans and $114.6 million in bonds. These have a commitment period that expires within a year.

        The Company and various affiliates are parties to an inter-affiliate credit agreement ("the Credit Agreement"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $50.0 million. Such loans may take the form of variable rate loans that pay interest at the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay interest based on LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term loans. The commitment termination date stated in the Credit Agreement is October 28, 2005, but may be extended by agreement of the parties. The Company receives annual facility fees of 0.04% on its commitment. There were no borrowings outstanding under the Credit Agreement as of December 31, 2004 or 2003.

        The Company's ultimate parent, AIG, pursuant to various filings with the SEC, has reported that its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 could not be filed within the prescribed time period due to management changes, as well as AIG's ongoing internal review of the accounting for certain transactions, which review was commenced in connection with regulatory inquiries announced by AIG and described in Current Reports on Forms 8-K filed with the SEC by AIG, including those filed on February 14, 2005, March 15, 2005 and March 30, 2005. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or results of operations.

        Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

        All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2004 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $24.2 million represents the Company's best estimate of its liability, this estimate may change in the future.

                          AIG ANNUITY INSURANCE COMPANY

10.     LEASES

        The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition. The majority of the leases have terms of five years or less.

        At December 31, 2004, future scheduled minimum lease payments to be received by Castle 2 Trust under operating leases of aircraft for the years ended December 31 are as follows:

                                                (In millions)

                     2005                       $         102
                     2006                                  75
                     2007                                  58
                     2008                                  48
                     2009                                  39
                     Thereafter                            98
                                                -------------
                     Total                      $         420
                                                =============

11.     SHAREHOLDER'S EQUITY

        The Company is authorized to issue 100,000 shares of its $50 par value common stock. At December 31, 2004 and 2003, 50,000 shares were issued and outstanding.

        Changes in shareholder's equity were as follows:

                                                    Years Ended December 31,
                                            -----------------------------------------
                                               2004           2003            2002
                                            ----------     ----------      ----------
                                                         (In millions)
ADDITIONAL PAID-IN CAPITAL
Beginning balances                          $    3,985     $    3,489      $    2,464
 Cash capital contributions from Parent            185            496             260
 Non-cash capital contribution
  from Parent                                        1              -             765
                                            ----------     ----------      ----------
   Ending balances                          $    4,171     $    3,985      $    3,489
                                            ==========     ==========      ==========
RETAINED EARNINGS
Beginning balances                          $    1,052     $      648      $      484
Net income                                         527            404             164
                                            ----------     ----------      ----------
     Ending balances                        $    1,579     $    1,052      $      648
                                            ==========     ==========      ==========
ACCUMULATED OTHER COMPREHENSIVE
   INCOME (LOSS)
Beginning balances                          $      689     $      363      $       59
Other comprehensive income                          58            326             304
                                            ----------     ----------      ----------
   Ending balances                          $      747     $      689      $      363
                                            ==========     ==========      ==========

                          AIG ANNUITY INSURANCE COMPANY

        The components of accumulated other comprehensive income at December 31 were as follows:

                                               2004           2003            2002
                                            ----------     ----------      ----------
                                                         (In millions)
Fixed maturity and equity
  securities available for sale
      Gross unrealized gains                $    2,305     $    2,267      $    1,817
      Gross unrealized losses                     (147)          (304)           (758)
Net unrealized gains on other
 invested assets                                    30             32               -
Adjustment to DAC                               (1,040)          (936)           (501)
Deferred federal income taxes                     (401)          (370)           (195)
                                            ----------     ----------      ----------
    Accumulated other comprehensive
     income                                 $      747     $      689      $      363
                                            ==========     ==========      ==========

        On December 31, 2002, the Parent contributed to the Company a 100% interest in SAI Hedge Fund Holdings, LLC ("SHFH"). SHFH was formed on December 13, 2002. SHFH's assets consist solely of investments in partnerships, which are included in partnerships in the consolidated balance sheet. The amount of the capital contribution represented the equity of SHFH.

        Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends that can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2005 without obtaining prior approval of the Insurance Commissioner is $414.5 million. There were no dividends paid to the Parent in 2004, 2003 or 2002.

        The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and all bonds are carried at amortized cost.

        Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income (loss) for the years ended December 31, 2004, 2003 and 2002 totaled $341.3 million, $378.9 million and $(262.2) million, respectively. The Company's statutory capital and surplus totaled $3.53 billion at December 31, 2004 and $2.95 billion at December 31, 2003.

                          AIG ANNUITY INSURANCE COMPANY

12.     INCOME TAXES

        The components of the provisions for income taxes on pretax income consist of the following:

                                           Net Realized
                                            Investment
                                              Gains
                                             (Losses)      Operations        Total
                                            ----------     ----------      ----------
                                                         (In millions)
YEAR ENDED DECEMBER 31, 2004:

Currently payable                           $      (21)    $      263      $      242
Deferred                                           (10)            54              44
                                            ----------     ----------      ----------
    Total income tax expense (benefit)      $      (31)    $      317      $      286
                                            ==========     ==========      ==========
YEAR ENDED DECEMBER 31, 2003:

Currently payable                           $       (4)    $      259      $      255
Deferred                                           (11)           (29)            (40)
                                            ----------     ----------      ----------
    Total income tax expense (benefit)      $      (15)    $      230      $      215
                                            ==========     ==========      ==========
YEAR ENDED DECEMBER 31, 2002:

Currently payable                           $       11     $       32      $       43
Deferred                                          (116)           160              44
                                            ----------     ----------      ----------
    Total income tax expense (benefit)      $     (105)    $      192      $       87
                                            ==========     ==========      ==========

        Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                    Years Ended December 31,
                                            -----------------------------------------
                                               2004           2003            2002
                                            ----------     ----------      ----------
                                                         (In millions)
Amount computed at statutory rate           $      286     $      217      $       88
Increases (decreases) resulting
    from:
       State income taxes, net of
          federal tax benefit                        5              4               3
       Tax credits                                  (3)            (3)             (3)
       Other, net                                   (2)            (3)             (1)
                                            ----------     ----------      ----------
       Total income tax expense             $      286     $      215      $       87
                                            ----------     ----------      ----------

                          AIG ANNUITY INSURANCE COMPANY

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                             December 31,   December 31,
                                                 2004           2003
                                             ------------   ------------
                                                    (In millions)
DEFERRED TAX LIABILITIES
DAC                                          $        447   $        381
Investments - basis differential                       41              -
Net unrealized gains on investments                   766            687
                                             ------------   ------------
Total deferred tax liabilities                      1,254          1,068
                                             ------------   ------------
DEFERRED TAX ASSETS
Investments - basis differential                        -             (9)
Reserves for annuity contracts                       (648)          (540)
Other                                                 (29)           (16)
                                             ------------   ------------
Total deferred tax assets                            (677)          (565)
                                             ------------   ------------
Liability for deferred income taxes          $        577   $        503
                                             ============   ============

13.     RELATED-PARTY TRANSACTIONS

        Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing, and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $23.3 million, $23.0 million and $25.1 million for the years ended December 31, 2004, 2003 and 2002, respectively.

        Pursuant to an intercompany servicing agreement, the Company provides policy administration services to affiliated entities. Amounts received for such services totaled $14.0 million, $14.8 million and $9.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.

        During the years ended December 31, 2004, 2003 and 2002, the Company paid $15.5 million, $7.9 million and $0.5 million, respectively, to an affiliate of the Company to administer its securities lending program (see Note 2).

        On January 14, 2004, the Company purchased 61.3% of the non-voting preferred equity issued by Castle 2 Trust for $185.0 million. The remaining non-voting preferred equity and 100% of the voting equity of Castle 2 Trust are held by affiliates of the Company. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $185.0 million on January 14, 2004. On January 14, 2004, the Company purchased $60.0 million of fixed

                          AIG ANNUITY INSURANCE COMPANY
        rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. In accordance with FIN 46R, the accounts of Castle 2 Trust have been included in these consolidated financial statements as of and for the year ended December 31, 2004 (see
        Note 2).

        On September 23, 2003, the Company purchased 32% of the non-voting preferred equity issued by Castle 1 Trust, an affiliate, for $85.8 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $218.5 million of fixed rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware special-purpose statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

        As of June 23, 2003, the Company extended credit in the amount of $52.5 million (the "Credit Extension") to Highstar Renewable Fuels LLC ("Highstar"), an indirect, wholly owned subsidiary of AIG. The Credit Extension was evidenced by a note dated June 23, 2003 (the "Note"), which matured on June 30, 2004. The Credit Extension was comprised of the following: (i) a loan in the amount of $37.5 million to Highstar (the "Loan"), (ii) a commitment to make an additional loan to Highstar in an aggregate amount not to exceed $2.5 million (the "Commitment") and
        (iii) a guaranty (the "Guaranty") to a bank which is not affiliated with the Company (the "Bank"). Pursuant to the terms of the Guaranty, the Company guaranteed the obligations of other companies (the "LOC Applicants") to the Bank, which obligations were set forth in reimbursement agreements related to standby letters of credit (the "Letters of Credit") issued by the Bank. Highstar has a non-controlling partial indirect ownership interest in the LOC Applicants.

        The primary beneficiaries of the Letters of Credit are partially owned by the LOC Applicant. If any beneficiary of a Letter of Credit drew against the Letter of Credit, the Company may have been required to pay the Bank an amount equal to the amount of the draws against the Letter of Credit, but not more that the Guaranteed Amount. Pursuant to the terms of the Note, Highstar was obligated to reimburse the Company for any amounts paid by the Company under the Guaranty. Pursuant to the terms of the Guaranty, the Company had a maximum liability of $12.5 million plus cost of enforcement and collection, if any. Interest on the Note, which accrued on the outstanding principal amount of the Note at a rate of 12% per annum, and a commitment fee of $0.5 million, were due at maturity. The Company recognized interest income on the Note of $1.9 million and $2.4 million for the years ended December 31, 2004 and 2003, respectively. The Loan matured and the Commitment expired on June 30, 2004. As of June 30, 2004, the Company had received from Highstar all amounts due under the Note, and Highstar caused the Guaranty to be released by the Bank on that date.

                          AIG ANNUITY INSURANCE COMPANY

14.     EMPLOYEE BENEFIT PLANS

        Substantially all employees of the Company are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                                  Annual Report
                                December 31, 2004

                                    Contents

Report of Independent Registered Public Accounting Firm ...................    1
Statement of Net Assets ...................................................    2
Schedule of Portfolio Investments .........................................   12
Statement of Operations ...................................................   13
Statements of Changes in Net Assets .......................................   23
Notes to Financial Statements .............................................   42

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------
                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Annuity Insurance Company and Contract Owners of A.G. Separate Account A

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of A.G. Separate Account A (the "Separate Account") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 6, 2002, expressed an unqualified opinion thereon.

April 15, 2005

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Net Assets
                                December 31, 2004

                                                   One Group          One Group          One Group          One Group
                                               Investment Trust   Investment Trust   Investment Trust   Investment Trust
                                                  Diversified          Equity            Large Cap           Mid Cap
                                               Equity Portfolio    Index Portfolio   Growth Portfolio    Value Portfolio
                                               ----------------   ----------------   ----------------   ----------------
                                                  Division 1         Division 2         Division 3         Division 4
                                               ----------------   ----------------   ----------------   ----------------
Assets:
   Investments In Shares Of Mutual Funds, At
      Fair Value                                $   19,782,812      $  7,662,426      $   27,347,680     $   21,858,634
                                                --------------      ------------      --------------     --------------
Net Assets                                      $   19,782,812      $  7,662,426      $   27,347,680     $   21,858,634
                                                ==============      ============      ==============     ==============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts
      (Net Of Applicable Contract Loans -
      Partial Withdrawals With Right Of
      Reinvestment)                             $   19,782,812      $  7,662,426      $   27,347,680     $   21,858,634
                                                --------------      ------------      --------------     --------------
Total Contract Owner Reserves                   $   19,782,812      $  7,662,426      $   27,347,680     $   21,858,634
                                                ==============      ============      ==============     ==============

Contracts with Mortality and Expense Risk
   Charge of 1.15%
   Net Assets                                   $   19,782,812      $  7,662,426      $   27,347,680     $   21,858,634
   Accumulation Units Outstanding                2,275,428.990       846,218.021       4,065,968.574      1,317,115.121
   Unit Value of Units Outstanding              $     8.694102      $   9.054908      $     6.725994     $    16.595842
Contracts with Mortality and Expense Risk
   Charge of 1.40%
   Net Assets                                   $           --      $         --      $           --     $           --
   Accumulation Units Outstanding                           --                --                  --                 --
   Unit Value of Units Outstanding              $           --      $         --      $           --     $           --
Contracts with Mortality and Expense Risk
   Charge of 1.45%
   Net Assets                                   $           --      $         --      $           --     $           --
   Accumulation Units Outstanding                           --                --                  --                 --
   Unit Value of Units Outstanding              $           --      $         --      $           --     $           --
Contracts with Mortality and Expense Risk
   Charge of 1.50%
   Net Assets                                   $           --      $         --      $           --     $           --
   Accumulation Units Outstanding                           --                --                  --                 --
   Unit Value of Units Outstanding              $           --      $         --      $           --     $           --

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Net Assets (Continued)
                                December 31, 2004

                                                  One Group           One Group           One Group          One Group
                                               Investment Trust    Investment Trust   Investment Trust   Investment Trust
                                                   Mid Cap            Diversified        Government            Bond
                                               Growth Portfolio   Mid Cap Portfolio    Bond Portfolio        Portfolio
                                               ----------------   -----------------   ----------------   ----------------
                                                  Division 5          Division 6         Division 7         Division 8
                                               ----------------   -----------------   ----------------   ----------------
Assets:
   Investments In Shares Of Mutual Funds, At
      Fair Value                                $   15,010,429       $  4,610,171      $   34,657,114      $   32,294,737
                                                --------------       ------------      --------------      --------------
Net Assets                                      $   15,010,429       $  4,610,171      $   34,657,114      $   32,294,737
                                                ==============       ============      ==============      ==============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts
      (Net Of Applicable Contract Loans -
      Partial Withdrawals With Right Of
      Reinvestment)                             $   15,010,429       $  4,610,171      $   34,657,114      $   32,294,737
                                                --------------       ------------      --------------      --------------
Total Contract Owner Reserves                   $   15,010,429       $  4,610,171      $   34,657,114      $   32,294,737
                                                ==============       ============      ==============      ==============

Contracts with Mortality and Expense Risk
   Charge of 1.15%
   Net Assets                                   $   15,010,429       $  4,610,171      $   34,657,114      $   32,294,737
   Accumulation Units Outstanding               $1,193,925.299        326,596.525       2,535,829.907       2,358,553.011
   Unit Value of Units Outstanding              $    12.572335       $  14.115803      $    13.666971      $    13.692606
Contracts with Mortality and Expense Risk
   Charge of 1.40%
   Net Assets                                   $           --       $         --      $           --      $           --
   Accumulation Units Outstanding                           --                 --                  --                  --
   Unit Value of Units Outstanding              $           --       $         --      $           --      $           --
Contracts with Mortality and Expense Risk
   Charge of 1.45%
   Net Assets                                   $           --       $         --      $           --      $           --
   Accumulation Units Outstanding                           --                 --                  --                  --
   Unit Value of Units Outstanding              $           --       $         --      $           --      $           --
Contracts with Mortality and Expense Risk
   Charge of 1.50%
   Net Assets                                   $           --       $         --      $           --      $           --
   Accumulation Units Outstanding               $           --                 --                  --                  --
   Unit Value of Units Outstanding              $           --       $         --      $           --      $           --

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Net Assets (Continued)
                                December 31, 2004

                                                  One Group                                              Van Kampen
                                               Investment Trust       AIM V.I.         AIM V.I.             LIT
                                                   Balanced       Premier Equity    International         Emerging
                                                   Portfolio           Fund          Growth Fund      Growth Portfolio
                                               ----------------   --------------   --------------   -------------------
                                                  Division 9        Division 20      Division 21    Division 22 and 136
                                               ----------------   --------------   --------------   -------------------
Assets:
   Investments In Shares Of Mutual Funds, At
      Fair Value                                $   11,592,565    $   26,926,846   $   14,003,152      $   24,581,099
                                                --------------    --------------   --------------      --------------
Net Assets                                      $   11,592,565    $   26,926,846   $   14,003,152      $   24,581,099
                                                ==============    ==============   ==============      ==============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts
      (Net Of Applicable Contract Loans -
      Partial Withdrawals With Right Of
      Reinvestment)                             $   11,592,565    $   26,926,846   $   14,003,152      $   24,581,099
                                                --------------    --------------   --------------      --------------
Total Contract Owner Reserves                   $   11,592,565    $   26,926,846   $   14,003,152      $   24,581,099
                                                ==============    ==============   ==============      ==============

Contracts with Mortality and Expense Risk
   Charge of 1.15%
   Net Assets                                   $   11,592,565    $   26,926,846   $   14,003,152      $   11,622,657
   Accumulation Units Outstanding                1,100,359.656     3,576,187.947    1,342,133.850       1,284,859.782
   Unit Value of Units Outstanding              $    10.535251    $     7.529483   $    10.433499          $ 9.045856
Contracts with Mortality and Expense Risk
   Charge of 1.40%
   Net Assets                                   $           --    $           --   $           --      $   11,411,251
   Accumulation Units Outstanding                           --                --               --         600,653.228
   Unit Value of Units Outstanding              $           --    $           --   $           --      $    18.998069
Contracts with Mortality and Expense Risk
   Charge of 1.45%
   Net Assets                                   $           --    $           --   $           --      $      727,446
   Accumulation Units Outstanding                           --                --               --          38,595.446
   Unit Value of Units Outstanding              $           --    $           --   $           --      $    18.847963
Contracts with Mortality and Expense Risk
   Charge of 1.50%
   Net Assets                                   $           --    $           --   $           --      $      819,745
   Accumulation Units Outstanding                           --                --               --          66,413.235
   Unit Value of Units Outstanding              $           --    $           --   $           --      $    12.343092

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Net Assets (Continued)
                                December 31, 2004

                                                                   Templeton
                                                 Franklin          Developing            Oppenheimer        VALIC Company I
                                                 Small Cap     Markets Securities        High Income        Money Market I
                                                   Fund               Fund                Fund /VA             Portfolio
                                               ------------   -------------------   -------------------   -------------------
                                                Division 23   Division 24 and 115   Division 25 and 114   Division 26 and 132
                                               ------------   -------------------   -------------------   -------------------
Assets:
   Investments In Shares Of Mutual Funds,
      At Fair Value                            $  3,591,605       $  3,221,228          $ 14,501,273          $  4,928,384
                                               ------------       ------------          ------------          ------------
Net Assets                                     $  3,591,605       $  3,221,228          $ 14,501,273          $  4,928,384
                                               ============       ============          ============          ============

Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts
      (Net Of Applicable Contract Loans -
      Partial Withdrawals With Right Of
      Reinvestment)                            $  3,591,605       $  3,221,228          $ 14,501,273          $  4,928,384
                                               ------------       ------------          ------------          ------------
Total Contract Owner Reserves                  $  3,591,605       $  3,221,228          $ 14,501,273          $  4,928,384
                                               ============       ============          ============          ============

Contracts with Mortality and Expense Risk
   Charge of 1.15%
   Net Assets                                  $  3,591,605       $  1,594,072          $ 10,694,913          $  1,604,097
   Accumulation Units Outstanding               332,072.680        121,783.177           879,041.059           148,195.965
   Unit Value of Units Outstanding             $  10.815714       $  13.089429          $  12.166568          $  10.824159

Contracts with Mortality and Expense Risk
   Charge of 1.40%
   Net Assets                                  $         --       $  1,224,805          $  3,003,635          $  2,566,758
   Accumulation Units Outstanding                        --         72,654.765           241,911.094           209,418.736
   Unit Value of Units Outstanding             $         --       $  16.857877          $  12.416277          $  12.256583

Contracts with Mortality and Expense Risk
   Charge of 1.45%
   Net Assets                                  $         --       $     57,987          $    103,518          $    147,074
   Accumulation Units Outstanding                        --          3,501.277             8,363.622            12,095.167
   Unit Value of Units Outstanding             $         --       $  16.561767          $  12.377138          $  12.159727

Contracts with Mortality and Expense Risk
   Charge of 1.50%
   Net Assets                                  $         --       $    344,364          $    699,208          $    610,457
   Accumulation Units Outstanding                        --         25,913.698            57,167.990            55,447.043
   Unit Value of Units Outstanding             $         --       $  13.288863          $  12.230761          $  11.009722

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Net Assets (Continued)
                                December 31, 2004

                                                Van Kampen                            Oppenheimer      Oppenheimer
                                                   LIT             Putnam VT          Main Street        Capital
                                                Enterprise       Global Growth      Growth & Income   Appreciation
                                                 Portfolio           Fund               Fund /VA        Fund/ VA
                                               ------------   -------------------   ---------------   ------------
                                                Division 27   Division 29 and 149     Division 111    Division 112
                                               ------------   -------------------   ---------------   ------------
Assets:
   Investments In Shares Of Mutual Funds,
      At Fair Value                            $  1,971,839       $   571,355        $   15,356,012   $ 10,114,740
                                               ------------       -----------        --------------   ------------
Net Assets                                     $  1,971,839       $   571,355        $   15,356,012   $ 10,114,740
                                               ============       ===========        ==============   ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts
      (Net Of Applicable Contract Loans -
      Partial Withdrawals With Right Of
      Reinvestment)                            $  1,971,839       $   571,355        $   15,356,012   $ 10,114,740
                                               ------------       -----------        --------------   ------------
Total Contract Owner Reserves                  $  1,971,839       $   571,355        $   15,356,012   $ 10,114,740
                                               ============       ===========        ==============   ============
Contracts with Mortality and Expense Risk
   Charge of 1.15%
   Net Assets                                  $  1,971,839       $   144,980        $           --   $         --
   Accumulation Units Outstanding               274,782.701        15,787.408                    --             --
   Unit Value of Units Outstanding             $   7.175995       $  9.183258        $           --   $         --

Contracts with Mortality and Expense Risk
   Charge of 1.40%
   Net Assets                                  $         --       $   230,477        $   12,353,558   $  8,106,764
   Accumulation Units Outstanding                        --        33,641.049         1,139,813.759    659,195.066
   Unit Value of Units Outstanding             $         --       $  6.851069        $    10.838225   $  12.297974

Contracts with Mortality and Expense Risk
   Charge of 1.45%
   Net Assets                                  $         --       $    27,764        $      424,480   $    396,586
   Accumulation Units Outstanding                        --         4,060.954            38,047.350     34,578.212
   Unit Value of Units Outstanding             $         --       $  6.836908        $    11.156618   $  11.469244

Contracts with Mortality and Expense Risk
   Charge of 1.50%
   Net Assets                                  $         --       $   168,133        $    2,577,975   $  1,611,384
   Accumulation Units Outstanding                        --        24,644.047           260,463.249    129,264.018
   Unit Value of Units Outstanding             $         --       $  6.822475        $     9.897654   $  12.465838

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Net Assets (Continued)
                                December 31, 2004

                                                Oppenheimer
                                                Main Street      Templeton      AIM V.I. Capital   AIM V.I. Diversified
                                                 Small Cap        Foreign         Appreciation            Income
                                                 Fund/ VA     Securities Fund         Fund                 Fund
                                               ------------   ---------------   ----------------   --------------------
                                               Division 113     Division 116      Division 117          Division 118
                                               ------------   ---------------   ----------------   --------------------
Assets:
   Investments In Shares Of Mutual Funds,
      At Fair Value                            $  5,193,674     $  2,469,730      $  5,881,002         $  3,252,670
                                               ------------     ------------      ------------         ------------
Net Assets                                     $  5,193,674     $  2,469,730      $  5,881,002         $  3,252,670
                                               ============     ============      ============         ============

Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts
      (Net Of Applicable Contract Loans -
      Partial Withdrawals With Right Of
      Reinvestment)                            $  5,193,674     $  2,469,730      $  5,881,002         $  3,252,670
                                               ------------     ------------      ------------         ------------
Total Contract Owner Reserves                  $  5,193,674     $  2,469,730      $  5,881,002         $  3,252,670
                                               ============     ============      ============         ============
Contracts with Mortality and Expense Risk
   Charge of 1.15%
   Net Assets                                  $         --     $         --      $         --         $         --
   Accumulation Units Outstanding                        --               --                --                   --
   Unit Value of Units Outstanding             $         --     $         --      $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 1.40%
   Net Assets                                  $  4,215,274     $  2,003,658      $  4,407,460         $  2,546,825
   Accumulation Units Outstanding               237,948.855      166,086.991       417,539.489          231,712.463
   Unit Value of Units Outstanding             $  17.715042     $  12.063908      $  10.555791         $  10.991318

Contracts with Mortality and Expense Risk
   Charge of 1.45%
   Net Assets                                  $    157,740     $     36,990      $    201,380         $     65,209
   Accumulation Units Outstanding                 8,932.421        3,055.860        21,220.569            5,870.049
   Unit Value of Units Outstanding             $  17.659220     $  12.104494      $   9.489827         $  11.108780

Contracts with Mortality and Expense Risk
   Charge of 1.50%
   Net Assets                                  $    820,659     $    429,082      $  1,272,165         $    640,634
   Accumulation Units Outstanding                51,560.505       37,577.477       136,505.758           58,417.535
   Unit Value of Units Outstanding             $  15.916427     $  11.418591      $   9.319496         $  10.966476

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2004

                                                                                   VALIC Company I   VALIC Company I
                                               VALIC Company I   VALIC Company I    International       Government
                                                 Stock Index     Growth & Income       Equities         Securities
                                                     Fund              Fund              Fund              Fund
                                               ---------------   ---------------   ---------------   ---------------
                                                 Division 133      Division 134      Division 135      Division 138
                                               ---------------   ---------------   ---------------   ---------------
Assets:
   Investments In Shares Of Mutual Funds, At
      Fair Value                                 $ 15,235,927      $ 12,804,760      $  4,107,653      $ 15,966,254
                                                 ------------      ------------      ------------      ------------
Net Assets                                       $ 15,235,927      $ 12,804,760      $  4,107,653      $ 15,966,254
                                                 ============      ============      ============      ============

Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts
      (Net Of Applicable Contract Loans -
      Partial Withdrawals With Right Of
      Reinvestment)                              $ 15,235,927      $ 12,804,760      $  4,107,653      $ 15,966,254
                                                 ------------      ------------      ------------      ------------
Total Contract Owner Reserves                    $ 15,235,927      $ 12,804,760      $  4,107,653      $ 15,966,254
                                                 ============      ============      ============      ============

Contracts with Mortality and Expense Risk
   Charge of 1.15%
   Net Assets                                    $         --      $         --      $         --      $         --
   Accumulation Units Outstanding                          --                --                --                --
   Unit Value of Units Outstanding               $         --      $         --      $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 1.40%
   Net Assets                                    $ 12,919,929      $ 11,162,388      $  3,431,137      $ 13,444,369
   Accumulation Units Outstanding                 739,197.736       778,325.776       310,419.280       890,026.470
   Unit Value of Units Outstanding               $  17.478312      $  14.341537      $  11.053233      $  15.105583

Contracts with Mortality and Expense Risk
   Charge of 1.45%
   Net Assets                                    $    514,186      $    566,434      $    176,353      $    896,063
   Accumulation Units Outstanding                  29,652.764        39,810.526        16,081.986        59,792.507
   Unit Value of Units Outstanding               $  17.340237      $  14.228250      $  10.965865      $  14.986202

Contracts with Mortality and Expense Risk
   Charge of 1.50%
   Net Assets                                    $  1,801,809      $  1,075,937      $    500,164      $  1,625,822
   Accumulation Units Outstanding                 185,141.228       115,303.035        58,944.928       120,922.191
   Unit Value of Units Outstanding               $   9.732081      $   9.331387      $   8.485270      $  13.445195

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2004

                                                                                                             MFS
                                                    OCCAT         Janus Aspen         Janus Aspen        VIT Capital
                                                   Managed       Series Growth   Series International   Opportunities
                                                  Portfolio        Portfolio       Growth Portfolio         Series
                                               --------------   --------------   --------------------   -------------
                                               Division 139      Division 141        Division 142        Division 143
                                               --------------   --------------   --------------------   -------------
Assets:
   Investments In Shares Of Mutual Funds, At
      Fair Value                               $   21,549,355    $  1,182,051         $   725,433        $   761,267
                                               --------------    ------------         -----------        -----------
Net Assets                                     $   21,549,355    $  1,182,051         $   725,433        $   761,267
                                               ==============    ============         ===========        ===========

Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts
      (Net Of Applicable Contract Loans -
      Partial Withdrawals With Right Of
      Reinvestment)                            $   21,549,355    $  1,182,051         $   725,433        $   761,267
                                               --------------    ------------         -----------        -----------
Total Contract Owner Reserves                  $   21,549,355    $  1,182,051         $   725,433        $   761,267
                                               ==============    ============         ===========        ===========

Contracts with Mortality and Expense Risk
   Charge of 1.15%
   Net Assets                                  $           --    $         --         $        --        $        --
   Accumulation Units Outstanding                          --              --                  --                 --
   Unit Value of Units Outstanding             $           --    $         --         $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 1.40%
   Net Assets                                  $   19,204,514    $    781,883         $   597,639        $   653,243
   Accumulation Units Outstanding               1,085,162.653     122,169.832          74,585.066         93,939.885
   Unit Value of Units Outstanding             $    17.697360    $   6.399967         $  8.012850        $  6.953846

Contracts with Mortality and Expense Risk
   Charge of 1.45%
   Net Assets                                  $      867,983    $     38,810         $    16,424        $    23,879
   Accumulation Units Outstanding                  49,436.419       6,076.663           2,053.921          3,441.056
   Unit Value of Units Outstanding             $    17.557565    $   6.386780         $  7.996309        $  6.939458

Contracts with Mortality and Expense Risk
   Charge of 1.50%
   Net Assets                                  $    1,476,860    $    361,358         $   111,372        $    84,140
   Accumulation Units Outstanding                 136,751.453      56,698.818          13,957.361         12,150.400
   Unit Value of Units Outstanding             $    10.799590    $   6.373287         $  7.979415        $  6.924840

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Net Assets (Continued)
                                December 31, 2004

                                               VALIC Company I
                                                   Science       VALIC Company II   VALIC Company II   VALIC Company II
                                                 & Technology        Mid Cap         Strategic Bond     High Yield Bond
                                                     Fund           Value Fund            Fund               Fund
                                               ---------------   ----------------   ----------------   ----------------
                                                 Division 144      Division 145       Division 146       Division 147
                                               ---------------   ----------------   ----------------   ----------------
Assets:
   Investments In Shares Of Mutual Funds, At
      Fair Value                                $    636,806       $  3,271,887        $ 1,560,746        $   624,597
                                                ------------       ------------        -----------        -----------
Net Assets                                      $    636,806       $  3,271,887        $ 1,560,746        $   624,597
                                                ============       ============        ===========        ===========

Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts
      (Net Of Applicable Contract Loans -
      Partial Withdrawals With Right Of
      Reinvestment)                             $    636,806       $  3,271,887        $ 1,560,746        $   624,597
                                                ------------       ------------        -----------        -----------
Total Contract Owner Reserves                   $    636,806       $  3,271,887        $ 1,560,746        $   624,597
                                                ============       ============        ===========        ===========

Contracts with Mortality and Expense Risk
   Charge of 1.15%
   Net Assets                                   $         --       $         --        $        --        $        --
   Accumulation Units Outstanding                         --                 --                 --                 --
   Unit Value of Units Outstanding              $         --       $         --        $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 1.40%
   Net Assets                                   $    488,979       $  2,773,589        $ 1,316,500        $   546,072
   Accumulation Units Outstanding                118,036.849        194,499.481         89,079.891         38,302.483
   Unit Value of Units Outstanding              $   4.142598       $  14.260138        $ 14.778872        $ 14.256836

Contracts with Mortality and Expense Risk
   Charge of 1.45%
   Net Assets                                   $     16,405       $     69,918        $    65,810        $    10,066
   Accumulation Units Outstanding                  3,968.292          4,913.199          4,462.189            707.498
   Unit Value of Units Outstanding              $   4.134040       $  14.230713        $ 14.748373        $ 14.227397

Contracts with Mortality and Expense Risk
   Charge of 1.50%
   Net Assets                                   $    131,422       $    428,379        $   178,436        $    68,459
   Accumulation Units Outstanding                 31,857.638         30,165.982         12,124.247          4,821.937
   Unit Value of Units Outstanding              $   4.125295       $  14.200726        $ 14.717290        $ 14.197404

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2004

                                                 Putnam VT
                                                  Voyager
                                                  Fund II
                                               ------------
                                               Division 148
                                               ------------
Assets:
   Investments In Shares Of Mutual Funds,
      At Fair Value                             $   644,242
                                                -----------
Net Assets                                      $   644,242
                                                ===========
Contract Owner Reserves:
   Reserves For Redeemable Annuity
      Contracts (Net Of Applicable
      Contract Loans - Partial Withdrawals
      With Right Of Reinvestment)               $   644,242
                                                -----------
Total Contract Owner Reserves                   $   644,242
                                                ===========

Contracts with Mortality and Expense Risk
   Charge of 1.15%
   Net Assets                                   $        --
   Accumulation Units Outstanding                        --
   Unit Value of Units Outstanding              $        --

Contracts with Mortality and Expense Risk
   Charge of 1.40%
   Net Assets                                   $   360,443
   Accumulation Units Outstanding                65,499.420
   Unit Value of Units Outstanding              $  5.502991

Contracts with Mortality and Expense Risk
   Charge of 1.45%
   Net Assets                                   $    81,345
   Accumulation Units Outstanding                14,812.715
   Unit Value of Units Outstanding              $  5.491599

Contracts with Mortality and Expense Risk
   Charge of 1.50%
   Net Assets                                   $   202,455
   Accumulation Units Outstanding                36,944.130
   Unit Value of Units Outstanding              $  5.480021

/(1)/ The VALIC Company I Growth Fund was closed as of August 27, 2004.

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                        Schedule of Portfolio Investments
                               December 31, 2004

                                                                                      Net Asset Value    Net Asset
Underlying Fund                                            Division       Shares         Per Share         Value          Cost
--------------------------------------------------------   --------   -------------   ---------------   -----------   -----------
One Group Investment Trust Diversified Equity Portfolio       1       1,311,857.560        $15.08       $19,782,812   $19,279,590
One Group Investment Trust Equity Index Portfolio             2         722,189.067         10.61         7,662,426     6,818,961
One Group Investment Trust Large Cap Growth Portfolio         3       2,046,982.036         13.36        27,347,680    30,362,957
One Group Investment Trust Mid Cap Value Portfolio            4       1,381,708.850         15.82        21,858,634    16,858,884
One Group Investment Trust Mid Cap Growth Portfolio           5         849,486.644         17.67        15,010,429    13,599,817
One Group Investment Trust Diversified Mid Cap Portfolio      6         260,461.638         17.70         4,610,171     3,695,757
One Group Investment Trust Government Bond Portfolio          7       2,979,975.408         11.63        34,657,114    32,991,994
One Group Investment Trust Bond Portfolio                     8       2,820,501.048         11.45        32,294,737    31,261,050
One Group Investment Trust Balanced Portfolio                 9         773,869.493         14.98        11,592,565    11,031,097
AIM V.I. Premier Equity Fund                                  20      1,264,171.174         21.30        26,926,846    30,270,448
AIM V.I. International Growth Fund                            21        708,303.085         19.77        14,003,152    11,470,324
Van Kampen LIT Emerging Growth Portfolio                   22 & 136     944,700.192         26.02        24,581,099    33,697,765
Franklin Small Cap Fund                                       23        184,848.430         19.43         3,591,605     3,095,034
Templeton Developing Markets Securities Fund               24 & 115     371,537.255          8.67         3,221,228     1,999,935
Oppenheimer High Income Fund/VA                            25 & 114   1,647,871.932          8.80        14,501,273    13,641,893
VALIC Company I Money Market I Fund                        26 & 132   4,928,384.000          1.00         4,928,384     4,928,384
Van Kampen LIT Enterprise Portfolio                           27        144,988.162         13.60         1,971,839     2,076,027
Putnam VT Global Growth Fund                               29 & 149      55,796.387         10.24           571,355       478,282
Oppenheimer Main Street Growth & Income Fund/VA              111        736,852.783         20.84        15,356,012    14,916,366
Oppenheimer Capital Appreciation Fund/VA                     112        273,445.255         36.99        10,114,740    10,498,708
Oppenheimer Main Street Small Cap Fund/VA                    113        323,593.396         16.05         5,193,674     3,523,978
Templeton Foreign Securities Fund                            116        172,106.620         14.35         2,469,730     2,199,990
AIM V.I. Capital Appreciation Fund                           117        259,189.158         22.69         5,881,002     7,416,242
AIM V.I. Diversified Income Fund                             118        372,159.039          8.74         3,252,670     3,418,045
VALIC Company I Stock Index Fund                             133        464,935.215         32.77        15,235,927    17,373,532
VALIC Company I Growth & Income Fund                         134        901,743.662         14.20        12,804,760    15,313,487
VALIC Company I International Equities Fund                  135        522,602.163          7.86         4,107,653     4,245,307
VALIC Company I Government Securities Fund                   138      1,583,953.770         10.08        15,966,254    16,253,246
OCCAT Managed Portfolio                                      139        504,314.416         42.73        21,549,355    20,294,471
Janus Aspen Series Growth Portfolio                          141         59,579.183         19.84         1,182,051     1,046,487
Janus Aspen Series International Growth Portfolio            142         26,927.728         26.94           725,433       675,745
MFS VIT Capital Opportunities Series                         143         56,099.263         13.57           761,267       667,337
VALIC Company I Science & Technology Fund                    144         55,762.347         11.42           636,806       596,513
VALIC Company II Mid Cap Value Fund                          145        189,235.801         17.29         3,271,887     2,621,574
VALIC Company II Strategic Bond Fund                         146        142,533.881         10.95         1,560,746     1,421,270
VALIC Company II High Yield Bond Fund                        147         72,291.319          8.64           624,597       555,204
Putnam VT Voyager Fund II                                    148        129,626.157          4.97           644,242       575,291

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                             Statement of Operations
                      For the Year Ended December 31, 2004

                                                   One Group          One Group          One Group          One Group
                                               Investment Trust   Investment Trust   Investment Trust   Investment Trust
                                                  Diversified          Equity            Large Cap           Mid Cap
                                               Equity Portfolio    Index Portfolio   Growth Portfolio    Value Portfolio
                                               ----------------   ----------------   ----------------   ----------------
                                                  Division 1         Division 2         Division 3         Division 4
                                               ----------------   ----------------   ----------------   ----------------
Investment Income:
   Dividends From Mutual Funds                    $  143,476         $  75,227         $    65,225         $  113,251
Expenses:
   Mortality And Expense Risk Charge                 225,446            82,584             311,257            245,756
                                                  ----------         ---------         -----------         ----------
Net Investment Income (Loss)                         (81,970)           (7,357)           (246,032)          (132,505)
                                                  ----------         ---------         -----------         ----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                                   (594,754)         (192,247)         (2,844,761)           761,077
   Realized Gain Distributions From Mutual
      Funds                                               --                --                  --                 --
                                                  ----------         ---------         -----------         ----------
   Net Realized Gains (Losses)                      (594,754)         (192,247)         (2,844,761)           761,077
                                                  ----------         ---------         -----------         ----------
   Net Change in Unrealized Appreciation
      (Depreciation) During The Period             1,754,454           845,814           4,591,070          2,168,212
                                                  ----------         ---------         -----------         ----------
Increase (Decrease) In Net Assets From
   Operations                                     $1,077,730         $ 646,210         $ 1,500,277         $2,796,784
                                                  ==========         =========         ===========         ==========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Operations (Continued)
                      For the Year Ended December 31, 2004

                                                        One Group          One Group          One Group           One Group
                                                    Investment Trust   Investment Trust    Investment Trust   Investment Trust
                                                         Mid Cap          Diversified         Government            Bond
                                                    Growth Portfolio   Mid Cap Portfolio    Bond Portfolio        Portfolio
                                                    ----------------   -----------------   ----------------   ----------------
                                                       Division 5         Division 6          Division 7         Division 8
                                                    ----------------   -----------------   ----------------   ----------------
Investment Income:
   Dividends From Mutual Funds                         $       --           $  8,758          $1,679,592         $1,664,239
Expenses:
   Mortality And Expense Risk Charge                      168,088             50,438             400,916            375,861
                                                       ----------           --------          ----------         ----------
Net Investment Income (Loss)                             (168,088)           (41,680)          1,278,676          1,288,378
                                                       ----------           --------          ----------         ----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                                        (898,915)           (50,916)            314,398            277,274
   Realized Gain Distributions From Mutual Funds               --                 --                  --                 --
                                                       ----------           --------          ----------         ----------
   Net Realized Gains (Losses)                           (898,915)           (50,916)            314,398            277,274
                                                       ----------           --------          ----------         ----------
   Net Change in Unrealized Appreciation
      (Depreciation) During The Period                  2,632,516            635,124            (421,236)          (618,901)
                                                       ----------           --------          ----------         ----------
Increase (Decrease) In Net Assets From Operations      $1,565,513           $542,528          $1,171,838         $  946,751
                                                       ==========           ========          ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Operations (Continued)
                      For the Year Ended December 31, 2004

                                                        One Group                                           Van Kampen
                                                    Investment Trust      AIM V.I.         AIM V.I.             LIT
                                                         Balanced      Premier Equity   International        Emerging
                                                        Portfolio           Fund         Growth Fund     Growth Portfolio
                                                    ----------------   --------------   -------------   -------------------
                                                       Division 9        Division 20     Division 21    Division 22 and 136
                                                    ----------------   --------------   -------------   -------------------
Investment Income:
   Dividends From Mutual Funds                          $ 257,323       $   122,279      $    82,514        $        --
Expenses:
   Mortality And Expense Risk Charge                      132,063           308,978          154,136            328,597
                                                        ---------       -----------      -----------        -----------
Net Investment Income (Loss)                              125,260          (186,699)         (71,622)          (328,597)
                                                        ---------       -----------      -----------        -----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                                        (132,595)       (1,853,901)      (1,197,422)        (3,401,901)
   Realized Gain Distributions From Mutual Funds               --                --               --                 --
                                                        ---------       -----------      -----------        -----------
   Net Realized Gains (Losses)                           (132,595)       (1,853,901)      (1,197,422)        (3,401,901)
                                                        ---------       -----------      -----------        -----------
   Net Change in Unrealized Appreciation
      (Depreciation) During The Period                    511,277         3,195,928        3,997,187          5,015,462
                                                        ---------       -----------      -----------        -----------
Increase (Decrease) In Net Assets From Operations       $ 503,942       $ 1,155,328      $ 2,728,143        $ 1,284,964
                                                        =========       ===========      ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Operations (Continued)
                      For the Year Ended December 31, 2004

                                                                       Templeton
                                                      Franklin         Developing            Oppenheimer        VALIC Company I
                                                     Small Cap     Markets Securities        High Income        Money Market I
                                                        Fund              Fund                 Fund /VA            Portfolio
                                                    -----------   -------------------   -------------------   -------------------
                                                    Division 23   Division 24 and 115   Division 25 and 114   Division 26 and 132
                                                    -----------   -------------------   -------------------   -------------------
Investment Income:
   Dividends From Mutual Funds                       $     --           $ 51,091             $  914,105             $ 44,380
Expenses:
   Mortality And Expense Risk Charge                   39,849             37,430                181,367               78,135
                                                     --------           --------             ----------             --------
Net Investment Income (Loss)                          (39,849)            13,661                732,738              (33,755)
                                                     --------           --------             ----------             --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                                     (79,625)           149,218               (219,190)                  --
   Realized Gain Distributions From Mutual Funds           --                 --                     --                   --
                                                     --------           --------             ----------             --------
   Net Realized Gains (Losses)                        (79,625)           149,218               (219,190)                  --
                                                     --------           --------             ----------             --------
   Net Change in Unrealized Appreciation
      (Depreciation) During The Period                460,958            453,308                555,864                   --
                                                     --------           --------             ----------             --------
Increase (Decrease) In Net Assets From Operations    $341,484           $616,187             $1,069,412             $(33,755)
                                                     ========           ========             ==========             ========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Operations (Continued)
                      For the Year Ended December 31, 2004

                                                     Van Kampen                                                     Oppenheimer
                                                        LIT           VALIC Company I            Putnam VT          Main Street
                                                     Enterprise            Growth              Global Growth      Growth & Income
                                                     Portfolio              Fund                    Fund             Fund /VA
                                                    -----------   -----------------------   -------------------   ---------------
                                                    Division 27   Division 28 and 151 (1)   Division 29 and 149    Division 111
                                                    -----------   -----------------------   -------------------   ---------------
Investment Income:
   Dividends From Mutual Funds                        $  7,578           $     --                 $10,472           $  130,969

Expenses:
   Mortality And Expense Risk Charge                    22,370              3,481                   7,418              226,567
                                                      --------           --------                 -------           ----------
Net Investment Income (Loss)                           (14,792)            (3,481)                  3,054              (95,598)
                                                      --------           --------                 -------           ----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                                      (94,690)           (32,976)                  4,712             (410,796)
   Realized Gain Distributions From Mutual Funds            --                 --                      --                   --
                                                      --------           --------                 -------           ----------
   Net Realized Gains (Losses)                         (94,690)           (32,976)                  4,712             (410,796)
                                                      --------           --------                 -------           ----------
   Net Change in Unrealized Appreciation
      (Depreciation) During The Period                 161,776             35,865                  51,712            1,638,198
                                                      --------           --------                 -------           ----------
Increase (Decrease) In Net Assets From Operations     $ 52,294           $   (592)                $59,478           $1,131,804
                                                      ========           ========                 =======           ==========


   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Operations (Continued)
                      For the Year Ended December 31, 2004

                                                     Oppenheimer    Oppenheimer
                                                       Capital      Main Street      Templeton      AIM V.I. Capital
                                                    Appreciation     Small Cap        Foreign         Appreciation
                                                      Fund/ VA       Fund/ VA     Securities Fund         Fund
                                                    ------------   ------------   ---------------   ----------------
                                                    Division 112   Division 113     Division 116      Division 117
                                                    ------------   ------------   ---------------   ----------------
Investment Income:
   Dividends From Mutual Funds                       $   32,910      $     --        $  24,599          $      --

Expenses:
   Mortality And Expense Risk Charge                    151,370        72,372           34,334             87,760
                                                     ----------      --------        ---------          ---------
Net Investment Income (Loss)                           (118,460)      (72,372)          (9,735)           (87,760)
                                                     ----------      --------        ---------          ---------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                                      (591,362)      140,694         (172,466)          (622,654)
   Realized Gain Distributions From Mutual Funds             --            --               --                 --
                                                     ----------      --------        ---------          ---------
   Net Realized Gains (Losses)                         (591,362)      140,694         (172,466)          (622,654)
                                                     ----------      --------        ---------          ---------
   Net Change in Unrealized Appreciation
      (Depreciation) During The Period                1,217,091       733,316          544,551            990,260
                                                     ----------      --------        ---------          ---------
Increase (Decrease) In Net Assets From Operations    $  507,269      $801,638        $ 362,350          $ 279,846
                                                     ==========      ========        =========          =========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Operations (Continued)
                      For the Year Ended December 31, 2004

                                                                                                               VALIC Company I
                                                    AIM V.I. Diversified   VALIC Company I   VALIC Company I    International
                                                           Income            Stock Index     Growth & Income      Equities
                                                            Fund                Fund               Fund             Fund
                                                    --------------------   ---------------   ---------------------------------
                                                        Division 118         Division 133       Division 134     Division 135
                                                    --------------------   ---------------   ---------------------------------
Investment Income:
   Dividends From Mutual Funds                            $184,082           $  234,986        $   122,565      $   57,392

Expenses:
   Mortality And Expense Risk Charge                        50,242              221,675            188,208          56,881
                                                          --------           ----------        -----------      ----------
Net Investment Income (Loss)                               133,840               13,311            (65,643)            511
                                                          --------           ----------        -----------      ----------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                                          (66,537)            (720,549)        (1,242,129)       (653,922)
   Realized Gain Distributions From Mutual Funds                --              207,507                 --              --
                                                          --------           ----------        -----------      ----------
   Net Realized Gains (Losses)                             (66,537)            (513,042)        (1,242,129)       (653,922)
                                                          --------           ----------        -----------      ----------
   Net Change in Unrealized Appreciation
      (Depreciation) During The Period                      44,249            1,762,765          2,390,620       1,247,766
                                                          --------           ----------        -----------      ----------
Increase (Decrease) In Net Assets From Operations         $111,552           $1,263,034        $ 1,082,848      $  594,355
                                                          ========           ==========        ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Operations (Continued)
                      For the Year Ended December 31, 2004

                                                    VALIC Company I
                                                       Government         OCCAT       Janus Aspen        Janus Aspen
                                                       Securities        Managed     Series Growth   Series International
                                                          Fund          Portfolio      Portfolio       Growth Portfolio
                                                    ---------------   ------------   -------------   --------------------
                                                      Division 138    Division 139    Division 141       Division 142
                                                    ---------------   ------------   -------------   --------------------
Investment Income:
   Dividends From Mutual Funds                          $502,428       $  328,989      $     --            $  5,784
Expenses:
   Mortality And Expense Risk Charge                     256,753          320,858        18,373              11,165
                                                        --------       ----------      --------            --------
Net Investment Income (Loss)                             245,675            8,131       (18,373)             (5,381)
                                                        --------       ----------      --------            --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                                        148,264         (268,430)       51,837             112,292
   Realized Gain Distributions From Mutual Funds              --               --            --                  --
                                                        --------       ----------      --------            --------
   Net Realized Gains (Losses)                           148,264         (268,430)       51,837             112,292
                                                        --------       ----------      --------            --------
   Net Change in Unrealized Appreciation
      (Depreciation) During The Period                   (61,532)       2,148,707         6,039             (55,598)
                                                        --------       ----------      --------            --------
Increase (Decrease) In Net Assets From Operations       $332,407       $1,888,408      $ 39,503            $ 51,313
                                                        ========       ==========      ========            ========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Operations (Continued)
                      For the Year Ended December 31, 2004

                                                         MFS        VALIC Company I
                                                     VIT Capital        Science       VALIC Company II   VALIC Company II
                                                    Opportunities    & Technology         Mid Cap         Strategic Bond
                                                       Series            Fund            Value Fund            Fund
                                                    -------------   ---------------   ----------------   ----------------
                                                     Division 143     Division 144      Division 145       Division 146
                                                    -------------   ---------------   ----------------   ----------------
Investment Income:
   Dividends From Mutual Funds                         $  3,026        $     --           $  4,869           $ 83,481
Expenses:
   Mortality And Expense Risk Charge                     11,775           9,333             43,325             23,832
                                                       --------        --------           --------           --------
Net Investment Income (Loss)                             (8,749)         (9,333)           (38,456)            59,649
                                                       --------        --------           --------           --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                                       (15,447)        (45,151)            62,641             54,367
   Realized Gain Distributions From Mutual Funds             --              --            266,453             34,697
                                                       --------        --------           --------           --------
   Net Realized Gains (Losses)                          (15,447)        (45,151)           329,094             89,064
                                                       --------        --------           --------           --------
   Net Change in Unrealized Appreciation
      (Depreciation) During The Period                   94,705          44,056            124,973            (20,792)
                                                       --------        --------           --------           --------
Increase (Decrease) In Net Assets From Operations      $ 70,509        $(10,428)          $415,611           $127,921
                                                       ========        ========           ========           ========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statement of Operations (Continued)
                      For the Year Ended December 31, 2004

                                                    VALIC Company II     Putnam VT
                                                     High Yield Bond      Voyager
                                                          Fund            Fund II
                                                    ----------------   ------------
                                                      Division 147     Division 148
                                                    ----------------   ------------
Investment Income:
   Dividends From Mutual Funds                          $55,066          $     --
Expenses:
   Mortality And Expense Risk Charge                      9,721            10,472
                                                        -------          --------
Net Investment Income (Loss)                             45,345           (10,472)
                                                        -------          --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                                        18,231              (812)
   Realized Gain Distributions From Mutual Funds         12,591                --
                                                        -------          --------
   Net Realized Gains (Losses)                           30,822              (812)
                                                        -------          --------
   Net Change in Unrealized Appreciation
      (Depreciation) During The Period                    8,078            45,655
                                                        -------          --------
Increase (Decrease) In Net Assets From Operations       $84,245          $ 34,371
                                                        =======          ========

/(1)/ The VALIC Company I Growth Fund was closed as of August 27, 2004.

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                       Statements of Changes in Net Assets

                                                                       One Group                     One Group
                                                                    Investment Trust              Investment Trust
                                                                      Diversified                      Equity
                                                                    Equity Portfolio              Index Portfolio
                                                              ---------------------------   ---------------------------
                                                                       Division 1                    Division 2
                                                              ---------------------------   ---------------------------
                                                                 For The        For The       For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                               $   (81,970)   $   (94,989)    $   (7,357)    $   (5,561)
   Net Realized Gains (Losses) From Securities Transactions      (594,754)      (415,136)      (192,247)      (411,468)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                         1,754,454      4,512,591        845,814      1,911,677
                                                              -----------    -----------     ----------     ----------
Increase (Decrease) In Net Assets From Operations               1,077,730      4,002,466        646,210      1,494,648
                                                              -----------    -----------     ----------     ----------

Principal Transactions:
   Purchase Payments                                              165,278        400,190         11,138         31,866
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (1,644,246)    (1,469,340)      (524,514)      (491,197)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                  (203,714)     1,972,883        342,758        804,928
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   (1,682,682)       903,733       (170,618)       345,597
                                                              -----------    -----------     ----------     ----------
Total Increase (Decrease) In Net Assets                          (604,952)     4,906,199        475,592      1,840,245

Net Assets:
Beginning Of Period                                            20,387,764     15,481,565      7,186,834      5,346,589
                                                              -----------    -----------     ----------     ----------
End Of Period                                                 $19,782,812    $20,387,764     $7,662,426     $7,186,834
                                                              ===========    ===========     ==========     ==========

Changes in Units Outstanding

Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received               19,878         57,122          1,349          4,666
   Decrease For Surrendered Contracts                            (199,734)      (205,904)       (61,698)       (68,302)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  (26,096)       284,571         40,877        114,570
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                      (205,952)       135,789        (19,472)        50,934
   Accumulation Units At Beginning Of Period                    2,481,381      2,345,592        865,689        814,755
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                          2,275,429      2,481,381        846,217        865,689
                                                              ===========    ===========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                       One Group                     One Group
                                                                    Investment Trust              Investment Trust
                                                                       Large Cap                      Mid Cap
                                                                    Growth Portfolio              Value Portfolio
                                                              ---------------------------   ---------------------------
                                                                       Division 3                    Division 4
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                               $  (246,032)   $  (258,830)   $  (132,505)   $  (108,067)
   Net Realized Gains (Losses) From Securities Transactions    (2,844,761)    (2,183,190)       761,077         87,639
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                         4,591,070      8,213,950      2,168,212      5,267,744
                                                              -----------    -----------    -----------    -----------
Increase (Decrease) In Net Assets From Operations               1,500,277      5,771,930      2,796,784      5,247,316
                                                              -----------    -----------    -----------    -----------

Principal Transactions:
   Purchase Payments                                              196,878        530,915        160,874        406,954
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (2,110,616)    (1,987,048)    (1,712,980)    (1,365,304)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                  (179,960)     2,162,109     (1,307,384)     1,728,468
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   (2,093,698)       705,976     (2,859,490)       770,118
                                                              -----------    -----------    -----------    -----------
Total Increase (Decrease) In Net Assets                          (593,421)     6,477,906        (62,706)     6,017,434

Net Assets:
Beginning Of Period                                            27,941,101     21,463,195     21,921,340     15,903,906
                                                              -----------    -----------    -----------    -----------
End Of Period                                                 $27,347,680    $27,941,101    $21,858,634    $21,921,340
                                                              ===========    ===========    ===========    ===========

Changes in Units Outstanding

Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received               30,671         97,739         10,532         34,629
   Decrease For Surrendered Contracts                            (331,036)      (357,349)      (113,112)      (114,129)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  (29,537)       398,336        (87,060)       151,722
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                      (329,902)       138,726       (189,640)        72,222
   Accumulation Units At Beginning Of Period                    4,395,870      4,257,144      1,506,755      1,434,533
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                          4,065,968      4,395,870      1,317,115      1,506,755
                                                              ===========    ===========    ===========    ===========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========    ===========    ===========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========    ===========    ===========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                       One Group                     One Group
                                                                    Investment Trust              Investment Trust
                                                                        Mid Cap                     Diversified
                                                                    Growth Portfolio             Mid Cap Portfolio
                                                              ---------------------------   ---------------------------
                                                                       Division 5                    Division 6
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                               $  (168,088)   $  (151,508)    $  (41,680)    $  (37,509)
   Net Realized Gains (Losses) From Securities Transactions      (898,915)      (724,918)       (50,916)      (156,812)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                         2,632,516      3,943,061        635,124      1,219,899
                                                              -----------    -----------     ----------     ----------
Increase (Decrease) In Net Assets From Operations               1,565,513      3,066,635        542,528      1,025,578
                                                              -----------    -----------     ----------     ----------

Principal Transactions:
   Purchase Payments                                               84,334        264,395         28,106         86,625
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (1,188,989)    (1,101,895)      (300,558)      (290,077)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                  (346,771)       863,557       (126,318)       122,591
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   (1,451,426)        26,057       (398,770)       (80,861)
                                                              -----------    -----------     ----------     ----------
Total Increase (Decrease) In Net Assets                           114,087      3,092,692        143,758        944,717

Net Assets:
Beginning Of Period                                            14,896,342     11,803,650      4,466,413      3,521,696
                                                              -----------    -----------     ----------     ----------
End Of Period                                                 $15,010,429    $14,896,342     $4,610,171     $4,466,413
                                                              ===========    ===========     ==========     ==========

Changes in Units Outstanding

Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                7,292         27,406          2,166          8,432
   Decrease For Surrendered Contracts                            (102,447)      (112,765)       (23,609)       (27,386)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  (29,952)        90,731         (9,836)        12,990
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                      (125,107)         5,372        (31,279)        (5,964)
   Accumulation Units At Beginning Of Period                    1,319,032      1,313,660        357,875        363,839
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                          1,193,925      1,319,032        326,596        357,875
                                                              ===========    ===========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------     ----------     ----------
  Increase (Decrease) In Units Outstanding                             --             --             --             --
  Accumulation Units At Beginning Of Period                            --             --             --             --
                                                              -----------    -----------     ----------     ----------
  Accumulation Units At End Of Period                                  --             --             --             --
                                                              ===========    ===========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------     ----------     ----------
  Accumulation Units At End Of Period                                  --             --             --             --
                                                              ===========    ===========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statement of Changes in Net Assets (Continued)

                                                                       One Group                     One Group
                                                                    Investment Trust              Investment Trust
                                                                       Government                       Bond
                                                                     Bond Portfolio                  Portfolio
                                                              ---------------------------   ---------------------------
                                                                       Division 7                    Division 8
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                               $ 1,278,676    $ 1,189,318    $ 1,288,378    $ 1,546,648
   Net Realized Gains (Losses) From Securities Transactions       314,398        754,868        277,274        605,541
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                          (421,236)    (1,474,554)      (618,901)    (1,297,141)
                                                              -----------    -----------    -----------    -----------
Increase (Decrease) In Net Assets From Operations               1,171,838        469,632        946,751        855,048
                                                              -----------    -----------    -----------    -----------
Principal Transactions:
   Purchase Payments                                              259,327        560,219        247,918        520,985
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (3,236,009)    (3,380,393)    (3,126,459)    (3,312,486)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                 2,457,803      1,073,094      1,833,319      1,341,366
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                     (518,879)    (1,747,080)    (1,045,222)    (1,450,135)
                                                              -----------    -----------    -----------    -----------
Total Increase (Decrease) In Net Assets                           652,959     (1,277,448)       (98,471)      (595,087)

Net Assets:
Beginning Of Period                                            34,004,155     35,281,603     32,393,208     32,988,295
                                                              -----------    -----------    -----------    -----------
End Of Period                                                 $34,657,114    $34,004,155    $32,294,737    $32,393,208
                                                              ===========    ===========    ===========    ===========

Changes in Units Outstanding

Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received               19,387         42,932         18,440         39,850
   Decrease For Surrendered Contracts                            (241,406)      (257,923)      (231,854)      (252,961)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  184,262         81,944        136,758        101,958
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                       (37,757)      (133,047)       (76,656)      (111,153)
   Accumulation Units At Beginning Of Period                    2,573,587      2,706,634      2,435,209      2,546,362
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                          2,535,830      2,573,587      2,358,553      2,435,209
                                                              ===========    ===========    ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========    ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                                             -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========    ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statement of Changes in Net Assets (Continued)

                                                                       One Group
                                                                    Investment Trust                  AIM V.I.
                                                                        Balanced                   Premier Equity
                                                                       Portfolio                        Fund
                                                              ---------------------------   ---------------------------
                                                                       Division 9                   Division 20
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                               $   125,260    $   175,103    $  (186,699)   $  (206,274)
   Net Realized Gains (Losses) From Securities Transactions      (132,595)      (197,803)    (1,853,901)    (1,352,034)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                           511,277      1,574,440      3,195,928      6,901,357
                                                              -----------    -----------    -----------    -----------
Increase (Decrease) In Net Assets From Operations                 503,942      1,551,740      1,155,328      5,343,049
                                                              -----------    -----------    -----------    -----------
Principal Transactions:
   Purchase Payments                                               54,485        254,435        198,349        525,935
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                                (781,135)    (1,029,285)    (2,169,248)    (1,922,485)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                   318,683      1,263,157       (282,495)     2,278,353
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                     (407,967)       488,307     (2,253,394)       881,803
                                                              -----------    -----------    -----------    -----------
Total Increase (Decrease) In Net Assets                            95,975      2,040,047     (1,098,066)     6,224,852

Net Assets:
Beginning Of Period                                            11,496,590      9,456,543     28,024,912     21,800,060
                                                              -----------    -----------    -----------    -----------
End Of Period                                                 $11,592,565    $11,496,590    $26,926,846    $28,024,912
                                                              ===========    ===========    ===========    ===========

Changes in Units Outstanding

Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                5,319         27,641         27,412         85,023
   Decrease For Surrendered Contracts                             (77,175)      (109,869)      (303,100)      (304,742)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   31,687        135,890        (39,712)       368,403
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                       (40,169)        53,662       (315,400)       148,684
   Accumulation Units At Beginning Of Period                    1,140,529      1,086,867      3,891,587      3,742,903
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                          1,100,360      1,140,529      3,576,187      3,891,587
                                                              ===========    ===========    ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========    ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========    ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statement of Changes in Net Assets (Continued)

                                                                                                     Van Kampen
                                                                        AIM V.I.                        LIT
                                                                     International                Emerging Growth
                                                                      Growth Fund                    Portfolio
                                                              ---------------------------   ---------------------------
                                                                      Division 21                Division 22 and 136
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                               $   (71,622)   $   (65,397)   $  (328,597)   $  (324,290)
   Net Realized Gains (Losses) From Securities Transactions    (1,197,422)      (640,705)    (3,401,901)    (3,610,893)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                         3,997,187      3,640,928      5,015,462      9,418,144
                                                              -----------    -----------    -----------    -----------
Increase (Decrease) In Net Assets From Operations               2,728,143      2,934,826      1,284,964      5,482,961
                                                              -----------    -----------    -----------    -----------
Principal Transactions:
   Purchase Payments                                               99,831        245,986        245,523        619,675
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (1,111,241)      (878,420)    (2,465,778)    (2,209,917)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                (1,266,539)     1,092,602       (708,048)       183,290
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   (2,277,949)       460,168     (2,928,303)    (1,406,952)
                                                              -----------    -----------    -----------    -----------
Total Increase (Decrease) In Net Assets                           450,194      3,394,994     (1,643,339)     4,076,009

Net Assets:
Beginning Of Period                                            13,552,958     10,157,964     26,224,438     22,148,429
                                                              -----------    -----------    -----------    -----------
End Of Period                                                 $14,003,152    $13,552,958    $24,581,099    $26,224,438
                                                              ===========    ===========    ===========    ===========

Changes in Units Outstanding

Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received               10,841         35,472          8,407         51,626
   Decrease For Surrendered Contracts                            (122,262)      (124,308)       (92,016)      (101,364)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                 (138,735)       158,568        (42,809)       104,374
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                      (250,156)        69,732       (126,418)        54,636
   Accumulation Units At Beginning Of Period                    1,592,290      1,522,558      1,411,277      1,356,641
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                          1,342,134      1,592,290      1,284,859      1,411,277
                                                              ===========    ===========    ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                   --             --          8,553         13,361
   Decrease For Surrendered Contracts                                  --             --        (80,482)       (70,723)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --        (18,299)       (35,286)
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --        (90,228)       (92,648)
   Accumulation Units At Beginning Of Period                           --             --        690,881        783,529
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --        600,653        690,881
                                                              ===========    ===========    ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   --             --            408            521
   Decrease For Surrendered Contracts                                  --             --         (4,046)        (8,235)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --           (628)          (558)
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --         (4,266)        (8,272)
   Accumulation Units At Beginning Of Period                           --             --         42,861         51,133
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --         38,595         42,861
                                                              ===========    ===========    ===========    ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                   --             --            153            272
   Decrease For Surrendered Contracts                                  --             --        (15,013)       (17,497)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --           (363)        (5,421)
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --        (15,223)       (22,646)
   Accumulation Units At Beginning Of Period                           --             --         81,637        104,283
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --         66,414         81,637
                                                              ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                                                     Templeton
                                                                        Franklin                     Developing
                                                                        Small Cap                Markets Securities
                                                                          Fund                          Fund
                                                              ---------------------------   ---------------------------
                                                                      Division 23               Division 24 and 115
                                                              ---------------------------   ---------------------------
                                                                 For The        For The       For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                                $  (39,849)    $  (35,732)    $   13,661     $   (3,833)
   Net Realized Gains (Losses) From Securities Transactions       (79,625)      (478,666)       149,218         75,869
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                           460,958      1,478,429        453,308        897,510
                                                               ----------     ----------     ----------     ----------
Increase (Decrease) In Net Assets From Operations                 341,484        964,031        616,187        969,546
                                                               ----------     ----------     ----------     ----------

Principal Transactions:
   Purchase Payments                                               13,167         70,423         23,637         23,060
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                                (311,853)      (203,112)      (246,677)      (234,377)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                   (33,701)      (168,872)        79,035        (52,662)
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                     (332,387)      (301,561)      (144,005)      (263,979)
                                                               ----------     ----------     ----------     ----------
Total Increase (Decrease) In Net Assets                             9,097        662,470        472,182        705,567

Net Assets:
Beginning Of Period                                             3,582,508      2,920,038      2,749,046      2,043,479
                                                               ----------     ----------     ----------     ----------
End Of Period                                                  $3,591,605     $3,582,508     $3,221,228     $2,749,046
                                                               ==========     ==========     ==========     ==========

Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                1,349          8,718          1,698          2,567
   Decrease For Surrendered Contracts                             (30,891)       (25,048)        (8,730)        (8,738)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   (3,379)       (22,266)        (1,635)        (2,980)
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                       (32,921)       (38,596)        (8,667)        (9,151)
   Accumulation Units At Beginning Of Period                      364,994        403,590        130,449        139,600
                                                               ----------     ----------     ----------     ----------
   Accumulation Units At End Of Period                            332,073        364,994        121,782        130,449
                                                               ==========     ==========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                   --             --            248            458
   Decrease For Surrendered Contracts                                  --             --         (5,816)       (12,867)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --          5,911         (2,137)
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                            --             --            343        (14,546)
   Accumulation Units At Beginning Of Period                           --             --         72,312         86,858
                                                               ----------     ----------     ----------     ----------
   Accumulation Units At End Of Period                                 --             --         72,655         72,312
                                                               ==========     ==========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   --             --             (3)            (3)
   Decrease For Surrendered Contracts                                  --             --            (53)            (5)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --          1,072           (143)
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                            --             --          1,016           (151)
   Accumulation Units At Beginning Of Period                           --             --          2,485          2,636
                                                               ----------     ----------     ----------     ----------
   Accumulation Units At End Of Period                                 --             --          3,501          2,485
                                                               ==========     ==========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                   --             --              5             18
   Decrease For Surrendered Contracts                                  --             --         (4,864)        (2,195)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --           (575)        (1,367)
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                            --             --         (5,434)        (3,544)
   Accumulation Units At Beginning Of Period                           --             --         31,348         34,892
                                                               ----------     ----------     ----------     ----------
   Accumulation Units At End Of Period                                 --             --         25,914         31,348
                                                               ==========     ==========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                      Oppenheimer                 VALIC Company I
                                                                      High Income                  Money Market I
                                                                       Fund /VA                      Portfolio
                                                              ---------------------------   ---------------------------
                                                                  Division 25 and 114           Division 26 and 132
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                               $   732,738    $   773,407    $   (33,755)   $   (58,632)
   Net Realized Gains (Losses) From Securities Transactions      (219,190)      (358,333)            --             --
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                           555,864      2,272,799             --             --
                                                              -----------    -----------    -----------    -----------
Increase (Decrease) In Net Assets From Operations               1,069,412      2,687,873        (33,755)       (58,632)
                                                              -----------    -----------    -----------    -----------

Principal Transactions:
   Purchase Payments                                               82,959        194,726         45,815      2,108,647
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (1,425,171)    (1,285,160)    (1,628,546)    (2,025,823)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                   201,048        775,909        338,110     (2,717,086)
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   (1,141,164)      (314,525)    (1,244,621)    (2,634,262)
                                                              -----------    -----------    -----------    -----------
Total Increase (Decrease) In Net Assets                           (71,752)     2,373,348     (1,278,376)    (2,692,894)

Net Assets:
Beginning Of Period                                            14,573,025     12,199,677      6,206,760      8,899,654
                                                              -----------    -----------    -----------    -----------
End Of Period                                                 $14,501,273    $14,573,025    $ 4,928,384    $ 6,206,760
                                                              ===========    ===========    ===========    ===========

Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                6,094         18,063             --        188,729
   Decrease For Surrendered Contracts                             (67,234)       (74,409)       (23,371)       (50,015)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   15,441         43,266        (25,942)      (221,842)
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                       (45,699)       (13,080)       (49,313)       (83,128)
   Accumulation Units At Beginning Of Period                      924,740        937,820        197,509        280,637
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                            879,041        924,740        148,196        197,509
                                                              ===========    ===========    ===========    ===========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                  900          1,436          3,390          3,578
   Decrease For Surrendered Contracts                             (33,152)       (35,062)       (76,943)       (94,244)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    1,054         24,783         27,463         18,632
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                       (31,198)        (8,843)       (46,090)       (72,034)
   Accumulation Units At Beginning Of Period                      273,109        281,952        255,508        327,542
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                            241,911        273,109        209,418        255,508
                                                              ===========    ===========    ===========    ===========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   (6)            (5)           159            155
   Decrease For Surrendered Contracts                              (7,512)        (1,082)        (2,244)        (5,453)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   (1,327)         9,363         (8,494)       (14,047)
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                        (8,845)         8,276        (10,579)       (19,345)
   Accumulation Units At Beginning Of Period                       17,208          8,932         22,674         42,019
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                              8,363         17,208         12,095         22,674
                                                              ===========    ===========    ===========    ===========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                  (17)            (8)            48             51
   Decrease For Surrendered Contracts                             (13,669)       (13,498)       (36,518)       (22,148)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    2,990         (4,841)        34,831        (31,911)
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                       (10,696)       (18,347)        (1,639)       (54,008)
   Accumulation Units At Beginning Of Period                       67,864         86,211         57,086        111,094
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                             57,168         67,864         55,447         57,086
                                                              ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                        Van Kampen
                                                                           LIT                     VALIC Company I
                                                                        Enterprise                      Growth
                                                                        Portfolio                        Fund
                                                              ---------------------------   ------------------------------
                                                                       Division 27             Division 28 and 151 /(1)/
                                                              ---------------------------   ------------------------------
                                                                For The         For The      For The Period     For The
                                                               Year Ended     Year Ended    January 1, 2004    Year Ended
                                                              December 31,   December 31,   to December 31,   December 31,
                                                                  2004           2003             2004            2003
                                                              ------------   ------------   ---------------   ------------
Operations:
   Net Investment Income (Loss)                               $   (14,792)   $   (11,384)      $  (3,481)      $  (7,200)
   Net Realized Gains (Losses) From Securities Transactions       (94,690)      (161,379)        (32,976)        (50,757)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                           161,776        550,173          35,865         153,831
                                                              -----------    -----------       ---------       ---------
Increase (Decrease) In Net Assets From Operations                  52,294        377,410            (592)         95,874
                                                              -----------    -----------       ---------       ---------

Principal Transactions:
   Purchase Payments                                                  (28)       168,946             274           6,438
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                                 (54,384)       (63,040)        (25,235)        (77,239)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                   (73,813)        34,139        (484,816)         (3,044)
                                                              -----------    -----------       ---------       ---------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                     (128,225)       140,045        (509,777)        (73,845)
                                                              -----------    -----------       ---------       ---------
Total Increase (Decrease) In Net Assets                           (75,931)       517,455        (510,369)         22,029

Net Assets:
Beginning Of Period                                             2,047,770      1,530,315         510,369         488,340
                                                              -----------    -----------       ---------       ---------
End Of Period                                                 $ 1,971,839    $ 2,047,770       $      --       $ 510,369
                                                              ===========    ===========       =========       =========

Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                   --         26,708              --             821
   Decrease For Surrendered Contracts                              (7,996)       (10,380)             --            (212)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  (10,733)         4,250          (7,416)         (1,422)
                                                              -----------    -----------       ---------       ---------
   Increase (Decrease) In Units Outstanding                       (18,729)        20,578          (7,416)           (813)
   Accumulation Units At Beginning Of Period                      293,513        272,935           7,416           8,229
                                                              -----------    -----------       ---------       ---------
   Accumulation Units At End Of Period                            274,784        293,513              --           7,416
                                                              ===========    ===========       =========       =========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                   --             --             131             506
   Decrease For Surrendered Contracts                                  --             --          (2,443)        (13,290)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --         (65,897)          1,071
                                                              -----------    -----------       ---------       ---------
   Increase (Decrease) In Units Outstanding                            --             --         (68,209)        (11,713)
   Accumulation Units At Beginning Of Period                           --             --          68,209          79,922
                                                              -----------    -----------       ---------       ---------
   Accumulation Units At End Of Period                                 --             --              --          68,209
                                                              ===========    ===========       =========       =========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   --             --              --              --
   Decrease For Surrendered Contracts                                  --             --             (42)           (213)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --          (3,416)           (157)
                                                              -----------    -----------       ---------       ---------
   Increase (Decrease) In Units Outstanding                            --             --          (3,458)           (370)
   Accumulation Units At Beginning Of Period                           --             --           3,458           3,828
                                                              -----------    -----------       ---------       ---------
   Accumulation Units At End Of Period                                 --             --              --           3,458
                                                              ===========    ===========       =========       =========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                   --             --              (5)             34
   Decrease For Surrendered Contracts                                  --             --          (2,544)         (4,308)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --         (17,994)            660
                                                              -----------    -----------       ---------       ---------
   Increase (Decrease) In Units Outstanding                            --             --         (20,543)         (3,614)
   Accumulation Units At Beginning Of Period                           --             --          20,543          24,157
                                                              -----------    -----------       ---------       ---------
   Accumulation Units At End Of Period                                 --             --              --          20,543
                                                              ===========    ===========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                                                     Oppenheimer
                                                                       Putnam VT                     Main Street
                                                                     Global Growth                 Growth & Income
                                                                          Fund                        Fund /VA
                                                              ---------------------------   ---------------------------
                                                                   Division 29 and 149               Division 111
                                                              ---------------------------   ---------------------------
                                                                For The         For The       For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                                 $  3,054       $ (2,263)     $   (95,598)  $   (73,491)
   Net Realized Gains (Losses) From Securities Transactions        4,712        (27,430)        (410,796)     (859,195)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                           51,712        137,889        1,638,198     4,054,125
                                                                --------       --------      -----------   -----------
Increase (Decrease) In Net Assets From Operations                 59,478        108,196        1,131,804     3,121,439
                                                                --------       --------      -----------   -----------
Principal Transactions:
   Purchase Payments                                               2,707          2,795          171,683       192,647
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                                (24,913)       (49,148)      (1,678,612)   (1,526,438)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                   34,803         39,100          261,515       233,900
                                                                --------       --------      -----------   -----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                      12,597         (7,253)      (1,245,414)   (1,099,891)
                                                                --------       --------      -----------   -----------
Total Increase (Decrease) In Net Assets                           72,075        100,943         (113,610)    2,021,548

Net Assets:
Beginning Of Period                                              499,280        398,337       15,469,622    13,448,074
                                                                --------       --------      -----------   -----------
End Of Period                                                   $571,355       $499,280      $15,356,012   $15,469,622
                                                                ========       ========      ===========   ===========

Changes in Units Outstanding

Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                  --             --               --            --
   Decrease For Surrendered Contracts                               (936)           (76)              --            --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   4,724          4,944               --            --
                                                                --------       --------      -----------   -----------
   Increase (Decrease) In Units Outstanding                        3,788          4,868               --            --
   Accumulation Units At Beginning Of Period                      11,999          7,131               --            --
                                                                --------       --------      -----------   -----------
   Accumulation Units At End Of Period                            15,787         11,999               --            --
                                                                ========       ========      ===========   ===========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                 232            444           15,498        20,522
   Decrease For Surrendered Contracts                             (1,289)        (8,720)        (133,113)     (118,877)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  (1,519)           331           24,379        21,843
                                                                --------       --------      -----------   -----------
   Increase (Decrease) In Units Outstanding                       (2,576)        (7,945)         (93,236)      (76,512)
   Accumulation Units At Beginning Of Period                      36,218         44,163        1,233,050     1,309,562
                                                                --------       --------      -----------   -----------
   Accumulation Units At End Of Period                            33,642         36,218        1,139,814     1,233,050
                                                                ========       ========      ===========   ===========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                  (1)            (1)             (20)          (27)
   Decrease For Surrendered Contracts                                 --             --           (9,264)       (5,943)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     (21)           (28)           2,863         1,825
                                                                --------       --------      -----------   -----------
   Increase (Decrease) In Units Outstanding                          (22)           (29)          (6,421)       (4,145)
   Accumulation Units At Beginning Of Period                       4,083          4,112           44,468        48,613
                                                                --------       --------      -----------   -----------
   Accumulation Units At End Of Period                             4,061          4,083           38,047        44,468
                                                                ========       ========      ===========   ===========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                 171            176              924         1,104
   Decrease For Surrendered Contracts                             (1,478)        (1,015)         (24,657)      (55,644)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     523            949           (1,988)       (1,957)
                                                                --------       --------      -----------   -----------
   Increase (Decrease) In Units Outstanding                         (784)           110          (25,721)      (56,497)
   Accumulation Units At Beginning Of Period                      25,428         25,318          286,184       342,681
                                                                --------       --------      -----------   -----------
   Accumulation Units At End Of Period                            24,644         25,428          260,463       286,184
                                                                ========       ========      ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                       Oppenheimer                  Oppenheimer
                                                                         Capital                    Main Street
                                                                       Appreciation                  Small Cap
                                                                         Fund/ VA                    Fund/ VA
                                                              ---------------------------   ---------------------------
                                                                       Division 112                 Division 113
                                                              ---------------------------   ---------------------------
                                                                For The         For The       For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                               $  (118,460)   $  (104,792)    $  (72,372)    $  (60,727)
   Net Realized Gains (Losses) From Securities Transactions      (591,362)    (1,032,189)       140,694       (167,598)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                         1,217,091      3,553,735        733,316      1,681,936
                                                              -----------    -----------     ----------     ----------
Increase (Decrease) In Net Assets From Operations                 507,269      2,416,754        801,638      1,453,611
                                                              -----------    -----------     ----------     ----------
Principal Transactions:
   Purchase Payments                                              132,824        160,227         43,470         43,842
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (1,138,623)      (880,297)      (663,376)      (359,651)
   Amounts Transferred From (To) Other Divisions Or
      The AIGA General Account, Net                                69,119        (56,398)       146,543        (22,442)
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                     (936,680)      (776,468)      (473,363)      (338,251)
                                                              -----------    -----------     ----------     ----------
Total Increase (Decrease) In Net Assets                          (429,411)     1,640,286        328,275      1,115,360

Net Assets:
Beginning Of Period                                            10,544,151      8,903,865      4,865,399      3,750,039
                                                              -----------    -----------     ----------     ----------
End Of Period                                                 $10,114,740    $10,544,151     $5,193,674     $4,865,399
                                                              ===========    ===========     ==========     ==========

Changes in Units Outstanding

Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received               10,462         15,609          2,165          2,729
   Decrease For Surrendered Contracts                             (77,045)       (64,236)       (26,406)       (19,358)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    7,521        (14,435)        10,114         (1,786)
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                       (59,062)       (63,062)       (14,127)       (18,415)
   Accumulation Units At Beginning Of Period                      718,257        781,319        252,075        270,490
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                            659,195        718,257        237,948        252,075
                                                              ===========    ===========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   34             39            150            194
   Decrease For Surrendered Contracts                              (7,942)        (2,274)        (7,634)           (84)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   (1,380)          (594)         1,691            (26)
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                        (9,288)        (2,829)        (5,793)            84
   Accumulation Units At Beginning Of Period                       43,866         46,695         14,726         14,642
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                             34,578         43,866          8,933         14,726
                                                              ===========    ===========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                  293            249            226            361
   Decrease For Surrendered Contracts                             (13,328)       (21,723)        (9,071)       (12,443)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     (440)         5,980         (2,561)        (2,373)
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                       (13,475)       (15,494)       (11,406)       (14,455)
   Accumulation Units At Beginning Of Period                      142,739        158,233         62,967         77,422
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                            129,264        142,739         51,561         62,967
                                                              ===========    ===========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                        Templeton
                                                                         Foreign                  AIM V.I. Capital
                                                                        Securities                  Appreciation
                                                                           Fund                         Fund
                                                              ---------------------------------------------------------
                                                                        Division 116                 Division 117
                                                              ---------------------------------------------------------
                                                                For The         For The       For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ---------------------------------------------------------
Operations:
   Net Investment Income (Loss)                                $   (9,735)    $    4,787     $  (87,760)    $  (84,669)
   Net Realized Gains (Losses) From Securities Transactions      (172,466)      (264,991)      (622,654)      (784,235)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                           544,551        797,732        990,260      2,242,484
                                                               ----------     ----------     ----------     ----------
Increase (Decrease) In Net Assets From Operations                 362,350        537,528        279,846      1,373,580
                                                               ----------     ----------     ----------     ----------
Principal Transactions:
   Purchase Payments                                                7,494          9,381         47,774         59,264
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                                (393,263)      (182,984)      (587,788)      (488,249)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                   208,420          8,743        (13,610)      (127,433)
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                     (177,349)      (164,860)      (553,624)      (556,418)
                                                               ----------     ----------     ----------     ----------
Total Increase (Decrease) In Net Assets                           185,001        372,668       (273,778)       817,162

Net Assets:
Beginning Of Period                                             2,284,729      1,912,061      6,154,780      5,337,618
                                                               ----------     ----------     ----------     ----------
End Of Period                                                  $2,469,730     $2,284,729     $5,881,002     $6,154,780
                                                               ==========     ==========     ==========     ==========

Changes in Units Outstanding

Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                               ----------     ----------     ----------     ----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                               ==========     ==========     ==========     ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                  644            988          3,899          5,730
   Decrease For Surrendered Contracts                             (25,804)       (14,001)       (41,626)       (41,935)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   16,879         (1,406)        (3,517)       (13,884)
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                        (8,281)       (14,419)       (41,244)       (50,089)
   Accumulation Units At Beginning Of Period                      174,369        188,788        458,784        508,873
                                                               ----------     ----------     ----------     ----------
   Accumulation Units At End Of Period                            166,088        174,369        417,540        458,784
                                                               ==========     ==========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   (1)            (1)           191            296
   Decrease For Surrendered Contracts                              (6,663)           (10)        (4,359)          (333)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    1,201          3,897          3,086           (704)
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                        (5,463)         3,886         (1,082)          (741)
   Accumulation Units At Beginning Of Period                        8,519          4,633         22,303         23,044
                                                               ----------     ----------     ----------     ----------
   Accumulation Units At End Of Period                              3,056          8,519         21,221         22,303
                                                               ==========     ==========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                   12             32            337            429
   Decrease For Surrendered Contracts                              (4,601)        (7,626)       (15,069)       (16,091)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    1,624         (2,509)          (558)        (1,310)
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                        (2,965)       (10,103)       (15,290)       (16,972)
   Accumulation Units At Beginning Of Period                       40,543         50,646        151,796        168,768
                                                               ----------     ----------     ----------     ----------
   Accumulation Units At End Of Period                             37,578         40,543        136,506        151,796
                                                               ==========     ==========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                             A.G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                  AIM V.I. Diversified            VALIC Company I
                                                                         Income                     Stock Index
                                                                          Fund                          Fund
                                                              ---------------------------   ---------------------------
                                                                      Division 118                  Division 133
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                                $  133,840     $  166,225    $    13,311    $   (20,182)
   Net Realized Gains (Losses) From Securities Transactions       (66,537)       (66,625)      (513,042)    (1,165,695)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                            44,249        165,804      1,762,765      4,464,209
                                                               ----------     ----------    -----------    -----------
Increase (Decrease) In Net Assets From Operations                 111,552        265,404      1,263,034      3,278,332
                                                               ----------     ----------    -----------    -----------

Principal Transactions:
   Purchase Payments                                               12,641         14,247        111,909        120,788
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                                (596,312)      (425,600)    (1,432,326)    (1,286,680)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                   169,000         91,441        (39,124)      (167,696)
                                                               ----------     ----------    -----------    -----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                     (414,671)      (319,912)    (1,359,541)    (1,333,588)
                                                               ----------     ----------    -----------    -----------
Total Increase (Decrease) In Net Assets                          (303,119)       (54,508)       (96,507)     1,944,744

Net Assets:
Beginning Of Period                                             3,555,789      3,610,297     15,332,434     13,387,690
                                                               ----------     ----------    -----------    -----------
End Of Period                                                  $3,252,670     $3,555,789    $15,235,927    $15,332,434
                                                               ==========     ==========    ===========    ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                               ----------     ----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                               ----------     ----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                               ==========     ==========    ===========    ===========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                1,056          1,323          6,045          8,435
   Decrease For Surrendered Contracts                             (42,519)       (30,631)       (72,229)       (73,346)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   17,064         10,001           (449)       (14,160)
                                                               ----------     ----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                       (24,399)       (19,307)       (66,633)       (79,071)
   Accumulation Units At Beginning Of Period                      256,111        275,418        805,831        884,902
                                                               ----------     ----------    -----------    -----------
   Accumulation Units At End Of Period                            231,712        256,111        739,198        805,831
                                                               ==========     ==========    ===========    ===========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   (8)            (8)           (28)           (38)
   Decrease For Surrendered Contracts                                (868)          (297)        (8,346)        (5,798)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   (2,153)         2,375           (402)           372
                                                               ----------     ----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                        (3,029)         2,070         (8,776)        (5,464)
   Accumulation Units At Beginning Of Period                        8,899          6,829         38,430         43,894
                                                               ----------     ----------    -----------    -----------
   Accumulation Units At End Of Period                              5,870          8,899         29,654         38,430
                                                               ==========     ==========    ===========    ===========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                   (8)           (30)           354            219
   Decrease For Surrendered Contracts                             (12,353)       (10,324)       (13,025)       (25,776)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                      764         (3,729)        (2,895)          (501)
                                                               ----------     ----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                       (11,597)       (14,083)       (15,566)       (26,058)
   Accumulation Units At Beginning Of Period                       70,014         84,097        200,707        226,765
                                                               ----------     ----------    -----------    -----------
   Accumulation Units At End Of Period                             58,417         70,014        185,141        200,707
                                                               ==========     ==========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                             A.G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                    VALIC Company I               VALIC Company I
                                                                    Growth & Income            International Equities
                                                                          Fund                          Fund
                                                              ---------------------------   ---------------------------
                                                                      Division 134                  Division 135
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                               $   (65,643)   $  (101,640)    $      511     $      908
   Net Realized Gains (Losses) From Securities Transactions    (1,242,129)    (2,252,814)      (653,922)      (684,344)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                         2,390,620      4,708,325      1,247,766      1,580,225
                                                              -----------    -----------     ----------     ----------
Increase (Decrease) In Net Assets From Operations               1,082,848      2,353,871        594,355        896,789
                                                              -----------    -----------     ----------     ----------

Principal Transactions:
   Purchase Payments                                              103,775        108,834          8,873         19,357
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (1,634,892)    (1,773,786)      (499,925)      (409,681)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                    41,252       (339,330)        (6,976)       (34,962)
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   (1,489,865)    (2,004,282)      (498,028)      (425,286)
                                                              -----------    -----------     ----------     ----------
Total Increase (Decrease) In Net Assets                          (407,017)       349,589         96,327        471,503

Net Assets:
Beginning Of Period                                            13,211,777     12,862,188      4,011,326      3,539,823
                                                              -----------    -----------     ----------     ----------
End Of Period                                                 $12,804,760    $13,211,777     $4,107,653     $4,011,326
                                                              ===========    ===========     ==========     ==========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                6,941          9,152          1,238          2,576
   Decrease For Surrendered Contracts                             (92,155)      (136,377)       (43,191)       (36,273)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                      131        (26,193)         2,270         (6,656)
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                       (85,083)      (153,418)       (39,683)       (40,353)
   Accumulation Units At Beginning Of Period                      863,408      1,016,826        350,102        390,455
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                            778,325        863,408        310,419        350,102
                                                              ===========    ===========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                  249            314             22             28
   Decrease For Surrendered Contracts                             (17,919)       (10,950)        (2,514)        (5,768)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                      (23)           973           (775)          (390)
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                       (17,693)        (9,663)        (3,267)        (6,130)
   Accumulation Units At Beginning Of Period                       57,504         67,167         19,348         25,478
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                             39,811         57,504         16,081         19,348
                                                              ===========    ===========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                   13             28            (24)           (28)
   Decrease For Surrendered Contracts                             (20,280)       (13,740)        (6,612)       (12,019)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    4,747         (9,750)        (2,632)         2,336
                                                              -----------    -----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                       (15,520)       (23,462)        (9,268)        (9,711)
   Accumulation Units At Beginning Of Period                      130,823        154,285         68,213         77,924
                                                              -----------    -----------     ----------     ----------
   Accumulation Units At End Of Period                            115,303        130,823         58,945         68,213
                                                              ===========    ===========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                             A.G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                    VALIC Company I                    OCCAT
                                                                 Government Securities                Managed
                                                                          Fund                       Portfolio
                                                              ---------------------------   ---------------------------
                                                                      Division 138                  Division 139
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                               $   245,675    $   352,262    $     8,131    $    77,917
   Net Realized Gains (Losses) From Securities Transactions       148,264      2,119,284       (268,430)      (833,719)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                           (61,532)    (2,548,034)     2,148,707      4,667,002
                                                              -----------    -----------    -----------    -----------
Increase (Decrease) In Net Assets From Operations                 332,407        (76,488)     1,888,408      3,911,200
                                                              -----------    -----------    -----------    -----------

Principal Transactions:
   Purchase Payments                                               32,142        119,569        180,668        172,033
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                              (2,739,630)    (3,783,666)    (2,801,863)    (2,273,626)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                  (861,497)    (1,873,671)      (518,594)      (468,625)
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                   (3,568,985)    (5,537,768)    (3,139,789)    (2,570,218)
                                                              -----------    -----------    -----------    -----------
Total Increase (Decrease) In Net Assets                        (3,236,578)    (5,614,256)    (1,251,381)     1,340,982

Net Assets:
Beginning Of Period                                            19,202,832     24,817,088     22,800,736     21,459,754
                                                              -----------    -----------    -----------    -----------
End Of Period                                                 $15,966,254    $19,202,832    $21,549,355    $22,800,736
                                                              ===========    ===========    ===========    ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                              ===========    ===========    ===========    ===========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                1,854          4,808         10,726         11,514
   Decrease For Surrendered Contracts                            (140,107)      (223,307)      (143,156)      (131,060)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  (38,525)      (124,697)       (32,696)       (29,308)
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                      (176,778)      (343,196)      (165,126)      (148,854)
   Accumulation Units At Beginning Of Period                    1,066,805      1,410,001      1,250,289      1,399,143
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                            890,027      1,066,805      1,085,163      1,250,289
                                                              ===========    ===========    ===========    ===========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   31             27             59              1
   Decrease For Surrendered Contracts                             (16,153)        (7,193)       (13,631)        (9,610)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     (994)           233           (580)        (2,482)
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                       (17,116)        (6,933)       (14,152)       (12,091)
   Accumulation Units At Beginning Of Period                       76,909         83,842         63,588         75,679
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                             59,793         76,909         49,436         63,588
                                                              ===========    ===========    ===========    ===========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                  248          3,123            104            109
   Decrease For Surrendered Contracts                             (31,043)       (27,472)       (19,946)       (29,335)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  (20,477)        (2,957)         3,195         (6,380)
                                                              -----------    -----------    -----------    -----------
   Increase (Decrease) In Units Outstanding                       (51,272)       (27,306)       (16,647)       (35,606)
   Accumulation Units At Beginning Of Period                      172,195        199,501        153,399        189,005
                                                              -----------    -----------    -----------    -----------
   Accumulation Units At End Of Period                            120,923        172,195        136,752        153,399
                                                              ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                      Janus Aspen                   Janus Aspen
                                                                          Series                       Series
                                                                         Growth                 International Growth
                                                                       Portfolio                     Portfolio
                                                              ---------------------------   ---------------------------
                                                                       Division 141                 Division 142
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                                $  (18,373)    $  (19,937)     $ (5,381)     $  (3,538)
   Net Realized Gains (Losses) From Securities Transactions        51,837       (129,897)      112,292         43,784
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                             6,039        504,414       (55,598)       138,195
                                                               ----------     ----------      --------      ---------
Increase (Decrease) In Net Assets From Operations                  39,503        354,580        51,313        178,441
                                                               ----------     ----------      --------      ---------

Principal Transactions:
   Purchase Payments                                               15,377         25,360         8,120         13,552
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                                 (92,100)       (94,393)      (41,904)       (30,528)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                  (327,083)       171,902        37,788       (103,595)
                                                               ----------     ----------      --------      ---------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                     (403,806)       102,869         4,004       (120,571)
                                                               ----------     ----------      --------      ---------
Total Increase (Decrease) In Net Assets                          (364,303)       457,449        55,317         57,870

Net Assets:
Beginning Of Period                                             1,546,354      1,088,905       670,116        612,246
                                                               ----------     ----------      --------      ---------
End Of Period                                                  $1,182,051     $1,546,354      $725,433      $ 670,116
                                                               ==========     ==========      ========      =========

Changes in Units Outstanding

Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                   --             --            --             --
   Decrease For Surrendered Contracts                                  --             --            --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --            --             --
                                                               ----------     ----------      --------      ---------
   Increase (Decrease) In Units Outstanding                            --             --            --             --
   Accumulation Units At Beginning Of Period                           --             --            --             --
                                                               ----------     ----------      --------      ---------
   Accumulation Units At End Of Period                                 --             --            --             --
                                                               ==========     ==========      ========      =========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                2,041          4,028           917          2,093
   Decrease For Surrendered Contracts                              (9,305)       (15,734)       (5,006)        (4,458)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                  (42,393)        40,028        (2,974)       (14,950)
                                                               ----------     ----------      --------      ---------
   Increase (Decrease) In Units Outstanding                       (49,657)        28,322        (7,063)       (17,315)
   Accumulation Units At Beginning Of Period                      171,826        143,504        81,647         98,962
                                                               ----------     ----------      --------      ---------
   Accumulation Units At End Of Period                            122,169        171,826        74,584         81,647
                                                               ==========     ==========      ========      =========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   (1)            (1)           --             --
   Decrease For Surrendered Contracts                              (2,452)           (69)       (1,129)            --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                      229            (30)        1,765             --
                                                               ----------     ----------      --------      ---------
   Increase (Decrease) In Units Outstanding                        (2,224)          (100)          636             --
   Accumulation Units At Beginning Of Period                        8,301          8,401         1,419          1,419
                                                               ----------     ----------      --------      ---------
   Accumulation Units At End Of Period                              6,077          8,301         2,055          1,419
                                                               ==========     ==========      ========      =========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                  284            285           166            230
   Decrease For Surrendered Contracts                              (3,617)        (1,895)          (31)        (1,283)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   (8,315)        (4,954)       (1,029)        (2,368)
                                                               ----------     ----------      --------      ---------
   Increase (Decrease) In Units Outstanding                       (11,648)        (6,564)         (894)        (3,421)
   Accumulation Units At Beginning Of Period                       68,346         74,910        14,851         18,272
                                                               ----------     ----------      --------      ---------
   Accumulation Units At End Of Period                             56,698         68,346        13,957         14,851
                                                               ==========     ==========      ========      =========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                                                  VALIC Company I
                                                                    MFS VIT Capital                  Science &
                                                                     Opportunities                   Technology
                                                                         Series                        Fund
                                                              ---------------------------   ---------------------------
                                                                      Division 143                  Division 144
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                                 $  (8,749)     $ (8,292)       $ (9,333)      $ (7,998)
   Net Realized Gains (Losses) From Securities Transactions       (15,447)      (34,435)        (45,151)       (78,855)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                            94,705       191,466          44,056        299,335
                                                                ---------      --------        --------       --------
Increase (Decrease) In Net Assets From Operations                  70,509       148,739         (10,428)       212,482
                                                                ---------      --------        --------       --------

Principal Transactions:
   Purchase Payments                                               19,296        21,094           6,485          5,427
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                                (178,882)      (69,343)        (79,163)       (58,008)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                    65,969       107,828          91,846         18,880
                                                                ---------      --------        --------       --------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                      (93,617)       59,579          19,168        (33,701)
                                                                ---------      --------        --------       --------
Total Increase (Decrease) In Net Assets                           (23,108)      208,318           8,740        178,781

Net Assets:
Beginning Of Period                                               784,375       576,057         628,066        449,285
                                                                ---------      --------        --------       --------
End Of Period                                                   $ 761,267      $784,375        $636,806       $628,066
                                                                =========      ========        ========       ========

Changes in Units Outstanding

Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                   --            --              --             --
   Decrease For Surrendered Contracts                                  --            --              --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --            --              --             --
                                                                ---------      --------        --------       --------
   Increase (Decrease) In Units Outstanding                            --            --              --             --
   Accumulation Units At Beginning Of Period                           --            --              --             --
                                                                ---------      --------        --------       --------
   Accumulation Units At End Of Period                                 --            --              --             --
                                                                =========      ========        ========       ========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                2,223         3,087           1,139          1,533
   Decrease For Surrendered Contracts                             (27,510)       (4,647)        (17,296)       (11,094)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    9,885        16,642          22,057          6,069
                                                                ---------      --------        --------       --------
   Increase (Decrease) In Units Outstanding                       (15,402)       15,082           5,900         (3,492)
   Accumulation Units At Beginning Of Period                      109,343        94,261         112,137        115,629
                                                                ---------      --------        --------       --------
   Accumulation Units At End Of Period                             93,941       109,343         118,037        112,137
                                                                =========      ========        ========       ========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   78            91             128            150
   Decrease For Surrendered Contracts                              (1,088)           --          (1,306)           (92)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                      311           524              --             --
                                                                ---------      --------        --------       --------
   Increase (Decrease) In Units Outstanding                          (699)          615          (1,178)            58
   Accumulation Units At Beginning Of Period                        4,140         3,525           5,146          5,088
                                                                ---------      --------        --------       --------
   Accumulation Units At End Of Period                              3,441         4,140           3,968          5,146
                                                                =========      ========        ========       ========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                  674           737             258            250
   Decrease For Surrendered Contracts                                (178)       (8,575)         (2,134)        (5,971)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       14         1,839             227         (1,130)
                                                                ---------      --------        --------       --------
   Increase (Decrease) In Units Outstanding                           510        (5,999)         (1,649)        (6,851)
   Accumulation Units At Beginning Of Period                       11,640        17,639          33,507         40,358
                                                                ---------      --------        --------       --------
   Accumulation Units At End Of Period                             12,150        11,640          31,858         33,507
                                                                =========      ========        ========       ========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                    VALIC Company II              VALIC Company II
                                                                        Mid Cap                    Strategic Bond
                                                                       Value Fund                       Fund
                                                              ---------------------------   ---------------------------
                                                                      Division 145                  Division 146
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                                $  (38,456)    $  (30,500)    $   59,649     $   77,371
   Net Realized Gains (Losses) From Securities Transactions       329,094        (12,161)        89,064         38,780
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                           124,973        837,794        (20,792)       166,339
                                                               ----------     ----------     ----------     ----------
Increase (Decrease) In Net Assets From Operations                 415,611        795,133        127,921        282,490
                                                               ----------     ----------     ----------     ----------

Principal Transactions:
   Purchase Payments                                               94,017        106,632         20,488         22,607
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                                (244,514)      (172,441)      (221,951)      (314,446)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                   201,327        159,727       (208,529)       232,270
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                       50,830         93,918       (409,992)       (59,569)
                                                               ----------     ----------     ----------     ----------
Total Increase (Decrease) In Net Assets                           466,441        889,051       (282,071)       222,921

Net Assets:
Beginning Of Period                                             2,805,446      1,916,395      1,842,817      1,619,896
                                                               ----------     ----------     ----------     ----------
End Of Period                                                  $3,271,887     $2,805,446     $1,560,746     $1,842,817
                                                               ==========     ==========     ==========     ==========

Changes in Units Outstanding

Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                   --             --             --             --
   Decrease For Surrendered Contracts                                  --             --             --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --             --             --
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                            --             --             --             --
   Accumulation Units At Beginning Of Period                           --             --             --             --
                                                               ----------     ----------     ----------     ----------
   Accumulation Units At End Of Period                                 --             --             --             --
                                                               ==========     ==========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                6,696          9,689          1,174          1,341
   Decrease For Surrendered Contracts                             (12,045)       (13,379)        (9,326)       (22,719)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                   14,331         12,745        (13,584)        17,746
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                         8,982          9,055        (21,736)        (3,632)
   Accumulation Units At Beginning Of Period                      185,518        176,463        110,815        114,447
                                                               ----------     ----------     ----------     ----------
   Accumulation Units At End Of Period                            194,500        185,518         89,079        110,815
                                                               ==========     ==========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   41             53             33             36
   Decrease For Surrendered Contracts                                (875)            --         (1,546)            --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    1,541             59             81          1,091
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                           707            112         (1,432)         1,127
   Accumulation Units At Beginning Of Period                        4,207          4,095          5,894          4,767
                                                               ----------     ----------     ----------     ----------
   Accumulation Units At End Of Period                              4,914          4,207          4,462          5,894
                                                               ==========     ==========     ==========     ==========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                  486            711            236            387
   Decrease For Surrendered Contracts                              (6,110)        (3,919)        (5,254)        (2,751)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                     (120)         1,837         (2,214)            83
                                                               ----------     ----------     ----------     ----------
   Increase (Decrease) In Units Outstanding                        (5,744)        (1,371)        (7,232)        (2,281)
   Accumulation Units At Beginning Of Period                       35,909         37,280         19,357         21,638
                                                               ----------     ----------     ----------     ----------
   Accumulation Units At End Of Period                             30,165         35,909         12,125         19,357
                                                               ==========     ==========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                    VALIC Company II                Putnam VT
                                                                     High Yield Bond                 Voyager
                                                                          Fund                       Fund II
                                                              ---------------------------   ---------------------------
                                                                      Division 147                 Division 148
                                                              ---------------------------   ---------------------------
                                                                 For The        For The        For The        For The
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2004           2003           2004           2003
                                                              ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                                 $  45,345      $  42,218     $ (10,472)      $(10,309)
   Net Realized Gains (Losses) From Securities Transactions        30,822         (2,624)         (812)       (56,471)
   Net Change in Unrealized Appreciation (Depreciation)
      During The Period                                             8,078         98,733        45,655        234,244
                                                                ---------      ---------     ---------       --------
Increase (Decrease) In Net Assets From Operations                  84,245        138,327        34,371        167,464
                                                                ---------      ---------     ---------       --------
Principal Transactions:
   Purchase Payments                                                5,096          7,974        13,686         24,354
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals                                                (153,635)      (124,850)     (111,668)       (83,119)
   Amounts Transferred From (To) Other Divisions Or The
      AIGA General Account, Net                                    60,674        207,924       (17,105)         4,007
                                                                ---------      ---------     ---------       --------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                      (87,865)        91,048      (115,087)       (54,758)
                                                                ---------      ---------     ---------       --------
Total Increase (Decrease) In Net Assets                            (3,620)       229,375       (80,716)       112,706

Net Assets:
Beginning Of Period                                               628,217        398,842       724,958        612,252
                                                                ---------      ---------     ---------       --------
End Of Period                                                   $ 624,597      $ 628,217     $ 644,242       $724,958
                                                                =========      =========     =========       ========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                   --             --            --             --
   Decrease For Surrendered Contracts                                  --             --            --             --
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --             --            --             --
                                                                ---------      ---------     ---------       --------
   Increase (Decrease) In Units Outstanding                            --             --            --             --
   Accumulation Units At Beginning Of Period                           --             --            --             --
                                                                ---------      ---------     ---------       --------
   Accumulation Units At End Of Period                                 --             --            --             --
                                                                =========      =========     =========       ========

Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                  364            668         2,104          4,216
   Decrease For Surrendered Contracts                             (10,683)        (9,088)      (16,767)       (15,568)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    3,418         18,665        (4,570)          (576)
                                                                ---------      ---------     ---------       --------
   Increase (Decrease) In Units Outstanding                        (6,901)        10,245       (19,233)       (11,928)
   Accumulation Units At Beginning Of Period                       45,204         34,959        84,733         96,661
                                                                ---------      ---------     ---------       --------
   Accumulation Units At End Of Period                             38,303         45,204        65,500         84,733
                                                                =========      =========     =========       ========

Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                   (1)            (2)           98            111
   Decrease For Surrendered Contracts                                (819)           (33)           --            (48)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                       --           (102)          827           (358)
                                                                ---------      ---------     ---------       --------
   Increase (Decrease) In Units Outstanding                          (820)          (137)          925           (295)
   Accumulation Units At Beginning Of Period                        1,528          1,665        13,887         14,182
                                                                ---------      ---------     ---------       --------
   Accumulation Units At End Of Period                                708          1,528        14,812         13,887
                                                                =========      =========     =========       ========

Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                   11             20           223          1,000
   Decrease For Surrendered Contracts                                 (66)        (1,702)       (4,966)        (3,673)
   Increase (Decrease) For Transfers - From (To) Other
      Divisions Or The AIGA General Account, Net                    1,245            961           422          1,076
                                                                ---------      ---------     ---------       --------
   Increase (Decrease) In Units Outstanding                         1,190           (721)       (4,321)        (1,597)
   Accumulation Units At Beginning Of Period                        3,631          4,352        41,266         42,863
                                                                ---------      ---------     ---------       --------
   Accumulation Units At End Of Period                              4,821          3,631        36,945         41,266
                                                                =========      =========     =========       ========

/(1)/ The VALIC Company I Growth Fund was closed as of August 27, 2004.

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       Of
                   American General Annuity Insurance Company
                          Notes to Financial Statements

1. Organization

A.G. Separate Account A (the "Separate Account") is a segregated investment account that was established by AIG Annuity Insurance Company (the "Company") to fund variable annuity insurance contracts issued by the Company. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account consists of the following variable annuity products: Elite Plus Bonus Variable Annuity and the One Multi Manager Variable Annuity. Effective February 22, 2002, the Company is no longer selling the Elite Plus Bonus Variable Annuity product. Effective March 31, 2003, the Company is no longer selling the One-Multi Manager Variable Annuity product.

The distributor of the Separate Account contracts is American General Distributors, Inc., a wholly owned subsidiary of the Company; however, the Company pays all commissions. No underwriting fees are paid in connection with the distribution of the contracts. The Variable Annuity Life Insurance Company ("VALIC"), an affiliate of the Company, serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to VALIC Company I and II Series. AIG Global Investment Corp. ("AIGGIC") and SunAmerica Asset Management Corp. ("SAAMCO"), each an affiliate of the Company, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

The Separate Account is divided into thirty-eight sub-accounts or "divisions". Seven of the divisions invest in one portfolio of the VALIC Company I Series and three of the divisions invest in one portfolio of the VALIC Company II Series.

Effective June 30, 2003, the VALIC Company I Opportunities Fund changed its name to the VALIC Company I Growth Fund. Effective August 27, 2004, the VALIC Company I Growth Fund was closed.

As of December 31, 2004, the Funds available to contract owners through the various divisions are as follows:

Oppenheimer Variable Account Funds
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer High Income Fund/VA

Templeton Variable Products Series - Class 2
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund
     Franklin Small Cap Fund

AIM Variable Insurance Funds, Inc.
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Premier Equity Fund
     AIM V.I. International Growth Fund

Van Kampen Life Investment Trust ("LIT")
     Van Kampen LIT Emerging Growth Portfolio
     Van Kampen LIT Enterprise Portfolio

VALIC Company I
     VALIC Company I Stock Index Fund
     VALIC Company I Growth & Income Fund
     VALIC Company I International Equities Fund
     VALIC Company I Government Securities Fund
     VALIC Company I Science & Technology Fund
     VALIC Company I Money Market I Fund

                            A. G. Separate Account A
                                       Of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

1. Organization (Continued)

VALIC Company II
     VALIC Company II Mid Cap Value Fund
     VALIC Company II High Yield Bond Fund
     VALIC Company II Strategic Bond Fund

One Group Investment Trust
     One Group Investment Trust Diversified Equity Portfolio One Group Investment Trust Equity Index Portfolio
     One Group Investment Trust Large Cap Growth Portfolio One Group Investment Trust Mid Cap Value Portfolio
     One Group Investment Trust Mid Cap Growth Portfolio
     One Group Investment Trust Diversified Mid Cap Portfolio One Group Investment Trust Government Bond Portfolio
     One Group Investment Trust Bond Portfolio
     One Group Investment Trust Balanced Portfolio

OCC Accumulation Trust ("OCCAT")
     OCCAT Managed Portfolio

Janus Aspen Series Service Shares
     Janus Aspen Series Growth Portfolio
     Janus Aspen Series International Growth Portfolio

MFS Variable Insurance Trust ("MFS VIT")
     MFS VIT Capital Opportunities Series

Putnam Variable Trust - Class IB ("Putnam VT")
     Putnam VT Voyager Fund II
     Putnam VT Global Growth Fund

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

In addition to the thirty-eight divisions above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account.

Contract owners should refer to the ElitePlus Bonus Variable Annuity prospectus and The One-Multi Manager Variable Annuity prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statement of changes in net assets.

2. Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. Certain items have been reclassified to conform to the current period's presentation. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Investment Valuation: Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

2. Summary of Significant Accounting Policies (Continued)

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are valued at the net asset values of such Funds, which value their investment securities at fair value, on the trade date. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. At December 31, 2003, the Separate Account did not have contracts in the annuity payout phase; therefore, no future policy benefit reserves were required.

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for administration and mortality and expense risk charges. The Company offers both standard and enhanced contracts, which have different administration and mortality and expense risk charges.

Federal Income Taxes: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. Charges and Deductions

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

Administrative and Mortality and Expense Risk Charge: Deductions for the administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to the Company.

The annual rate for administrative expenses is 0.15% and the annual rate for the mortality and expense risks is 1.25% for the ElitePlus Bonus product, and 0.15% and 1.00%, respectively, for The One Multi-Manager Annuity product. These charges are guaranteed and cannot be increased by the Company. The administrative fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing. The mortality and expense risk charges are to compensate the Company for assuming mortality and expense risks under the contract. The mortality risk that the Company assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, the Company assumes the obligation to pay during the purchase period a death benefit. The expense risk is the Company's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be.

The ElitePlus Bonus product also has optional death benefit charges of 0.05% and 0.10% for the optional Enhanced Death Benefit and the optional Annual Step-Up Death Benefit, respectively. For the years ended December 31, 2004 and 2003, deductions for the optional Death Benefit charges were $21,593 and $22,218, respectively, and mortality and expense risk charges were $4,858,132 and $4634,135, respectively.

Account Maintenance Charge: On the contract anniversary, the Company assesses an annual maintenance charge of $30 per contract during the accumulation period for the maintenance of the ElitePlus Bonus product contracts. The maintenance charges are not an expense of the Separate Account but rather are paid by redemption of units outstanding and are not assessed if the contract value on the contract anniversary equals or exceeds $40,000 for the ElitePlus Bonus product. Maintenance charges totaled $79,460 and $89,848 for the years ended December 31, 2004 and 2003, respectively.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

3.  Charges and Deductions (Continued)

Surrender Charge: A surrender charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. For the years ended December 31, 2004 and 2003, surrender charges totaled $895,048 and $1,280,351, respectively, and are included as a component of surrenders and withdrawals on the statement of changes in net assets. The surrender charges are paid by redemption of units outstanding.

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the aaccount value when annuity payments are to begin.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2004 consist of the following:

                                                                          Cost of       Proceeds from
                     Underlying Fund                       Division   Shares Acquired    Shares Sold
--------------------------------------------------------   --------   ---------------   -------------
One Group Investment Trust Diversified Equity Portfolio        1         $  536,150       $2,300,803
One Group Investment Trust Equity Index Portfolio              2            656,599          834,576
One Group Investment Trust Large Cap Growth Portfolio          3            421,538        2,761,268
One Group Investment Trust Mid Cap Value Portfolio             4            781,670        3,773,666
One Group Investment Trust Mid Cap Growth Portfolio            5            166,776        1,786,290
One Group Investment Trust Diversified Mid Cap Portfolio       6            100,270          540,720
One Group Investment Trust Government Bond Portfolio           7          3,831,023        3,071,228
One Group Investment Trust Bond Portfolio                      8          3,299,875        3,056,719
One Group Investment Trust Balanced Portfolio                  9            743,595        1,026,303
AIM V.I. Premier Equity Fund                                  20            377,864        2,817,956
AIM V.I. International Growth Fund                            21            176,572        2,526,144
Van Kampen LIT Emerging Growth Portfolio                   22 & 136         363,215        3,620,116
Franklin Small Cap Fund                                       23            121,653          493,889
Templeton Developing Markets Securities Fund               24 & 115         419,495          549,839
Oppenheimer High Income Fund/VA                            25 & 114       1,419,700        1,828,127
VALIC Company I Money Market I Fund                        26 & 132       4,462,989        5,741,367
Van Kampen LIT Enterprise Portfolio                           27             18,925          161,943
VALIC Company I Growth Fund (1)                            28 & 151          13,517          526,775
Putnam VT Global Growth Fund                               29 & 149          78,337           62,686
Oppenheimer Main Street Growth & Income Fund/VA               111           625,017        1,966,029
Oppenheimer Capital Appreciation Fund/VA                      112           345,761        1,400,902
Oppenheimer Main Street Small Cap Fund/VA                     113           387,032          932,769
Templeton Foreign Securities Fund                             116           292,838          479,923
AIM V.I. Capital Appreciation Fund                            117           139,795          781,180
AIM V.I. Diversified Income Fund                              118           458,600          739,433
VALIC Company I Stock Index Fund                              133           660,820        1,799,543
VALIC Company I Growth & Income Fund                          134           410,946        1,966,455
VALIC Company I International Equities Fund                   135           340,774          838,291
VALIC Company I Government Securities Fund                    138           706,408        4,029,719
OCCAT Managed Portfolio                                       139           623,871        3,755,529
Janus Aspen Series Growth Portfolio                           141            61,942          484,121
Janus Aspen Series International Growth Portfolio             142         1,892,224        1,893,603
MFS VIT Capital Opportunities Series                          143            98,842          201,209
VALIC Company I Science & Technology Fund                     144           179,529          169,694
VALIC Company II Mid Cap Value Fund                           145           588,223          309,397
VALIC Company II Strategic Bond Fund                          146           252,472          568,119
VALIC Company II High Yield Bond Fund                         147           176,143          206,072
Putnam VT Voyager Fund II                                     148            56,030          181,591

/(1)/ The VALIC Company I Growth Fund was closed as of August 27, 2004.

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

5. Financial Highlights

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the three years in the period ended December 31, 2004, follows:

                  At December 31                            For the year ended December 31
       ------------------------------------   ----------------------------------------------------------
                 Unit Fair Value       Net      Average    Investment                   Total Return
        Units       Lowest to        Assets   Net Assets     Income      Expense          Lowest to
       (000s)        Highest         (000s)     (000s)      Ratio /1/   Ratio /2/        Highest /3/
       ------   -----------------   -------   ----------   ----------   ---------   --------------------
One Group Investment Trust Diversified Equity Portfolio, Division 1
2004    2,275   $ 8.69              $19,783     $19,491       0.74%       1.16%       5.82%
2003    2,481     8.22               20,388      17,604       0.62%       1.16%      24.48%
2002    2,346     6.60               15,482      15,946       0.00%       1.15%     -24.65%
2001    1,779     8.76               15,582      12,032       0.51%       1.16%     -11.65%

One Group Investment Trust Equity Index Portfolio, Division 2
2004      846   $ 9.05              $ 7,662     $ 7,142       1.05%       1.16%      9.07%
2003      866     8.30                7,187       6,113       1.06%       1.16%      26.51%
2002      815     6.56                5,347       5,764       0.00%       1.16%     -23.37%
2001      711     8.56                6,089       5,527       0.90%       1.16%     -13.35%

One Group Investment Trust Large Cap Growth Portfolio, Division 3
2004    4,066   $  6.73             $27,348     $26,911       0.24%       1.16%       5.82%
2003    4,396      6.36              27,941      24,512       0.10%       1.16%      26.07%
2002    4,257      5.04              21,463      22,738       0.00%       1.16%     -29.30%
2001    3,319      7.13              23,667      19,140       0.00%       1.16%     -21.20%

One Group Investment Trust Mid Cap Value, Division 4
2004    1,317   $ 16.60             $21,859     $21,249       0.53%       1.16%      14.07%
2003    1,507     14.55              21,921      18,111       0.56%       1.16%      31.23%
2002    1,435     11.09              15,904      17,247       0.00%       1.16%     -13.85%
2001    1,264     12.87              16,269      13,177       0.68%       1.16%       3.59%

One Group Investment Trust Mid Cap Growth Portfolio, Division 5
2004    1,194   $ 12.57             $15,010     $14,534       0.00%       1.16%      11.32%
2003    1,319     11.29              14,896      13,107       0.00%       1.16%      25.69%
2002    1,314      8.99              11,804      13,259       0.00%       1.15%     -21.05%
2001    1,212     11.38              13,794      11,280       0.00%       1.16%     -11.69%

One Group Investment Trust Diversified Mid Cap Portfolio, Division 6
2004      327   $ 14.12             $ 4,610     $ 4,361       0.20%       1.16%      13.10%
2003      358     12.48               4,466       3,908       0.20%       1.16%      28.94%
2002      364      9.68               3,522       3,811       0.00%       1.15%     -18.75%
2001      309     11.91               3,683       2,936       0.24%       1.16%      -5.14%

One Group Investment Trust Government Bond Portfolio, Division 7
2004    2,536   $  3.67             $34,657     $34,666       4.85%       1.16%       3.44%
2003    2,574      3.21              34,004      34,210       4.63%       1.16%       1.36%
2002    2,707      3.04              35,282      30,216       0.01%       1.16%      10.97%
2001    1,918      1.75              22,530      16,547       6.12%       1.16%       5.81%

One Group Investment Trust Bond Portfolio, Division 8
2004    2,359   $ 13.69             $32,295     $32,498       5.12%       1.16%       2.94%
2003    2,435     13.30              32,393      32,485       5.92%       1.16%       2.68%
2002    2,546     12.96              32,988      28,926       0.02%       1.15%       8.72%
2001    1,923     11.92              22,909      16,717       6.86%       1.16%       7.69%

One Group Investment Trust Balanced Portfolio, Division 9
2004    1,100   $ 10.54             $11,593     $11,419       2.25%       1.16%       4.52%
2003    1,141     10.08              11,497      10,330       2.85%       1.16%      15.85%
2002    1,087      8.70               9,457       9,573       0.01%       1.16%     -12.70%
2001      894      9.97               8,910       7,042       2.73%       1.16%      -4.68%

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

5.  Financial Highlights (Continued)

                  At December 31                            For the year ended December 31
       ------------------------------------   -----------------------------------------------------------
                 Unit Fair Value       Net      Average    Investment                     Total Return
        Units       Lowest to        Assets   Net Assets     Income        Expense          Lowest to
       (000s)        Highest         (000s)     (000s)     Ratio /(1)/   Ratio /(2)/      Highest /(3)/
       ------   -----------------   -------   ----------   -----------   -----------   ------------------
AIM V.I. Premier Equity Fund, Division 20
2004    3,576   $  7.53             $26,927     $26,712        0.46%        1.16%        4.56%
2003    3,892      7.20              28,025      24,527        0.31%        1.16%       23.64%
2002    3,743      5.82              21,800      23,563        0.37%        1.16%      -31.06%
2001    2,986      8.45              25,226      20,685        0.16%        1.16%      -13.58%

AIM V.I. International Growth Fund, Division 21
2004    1,342   $ 10.43             $14,003     $13,328        0.62%        1.16%       22.58%
2003    1,592      8.51              13,553      11,249        0.57%        1.16%       27.58%
2002    1,523      6.67              10,158      10,680        0.62%        1.16%      -16.65%
2001    1,248      8.00               9,991       8,208        0.40%        1.16%      -24.42%

Van Kampen LIT Emerging Growth Portfolio, Division 22 & 136
2004    1,991   $  9.05 to $19.00   $24,581     $24,586          --         1.34%        5.54% to 5.80%
2003    2,227      8.55 to  18.00    26,224      24,010          --         1.35%       25.44% to 25.88%
2002    2,296      6.79 to  14.34    22,148      27,712        0.35%        1.37%      -33.50% to -33.26%
2001    2,136     10.18 to  21.54    32,872      34,557        0.10%        1.40%      -32.53% to -32.29%

Franklin Small Cap Fund, Division 23
2004      332   $ 10.82             $ 3,592     $ 3,446          --         1.16%       10.19%
2003      365      9.82               3,583       3,091          --         1.16%       35.67%
2002      404      7.23               2,920       3,577        0.25%        1.15%      -29.50%
2001      413     10.26               4,243       3,452        0.38%        1.16%      -16.23%

Templeton Developing Markets Securities Fund, Division 24 & 115
2004      224   $ 13.09 to $16.86   $ 3,221     $ 2,821        1.81%        1.33%       22.97% to 23.28%
2003      237     10.62 to  13.71     2,749       2,268        1.16%        1.33%       50.70% to 51.23%
2002      264      7.02 to   9.09     2,043       2,414        1.53%        1.33%       -1.64% to -1.30%
2001      299      7.11 to   9.23     2,340       2,183        0.82%        1.33%       -9.47% to -9.15%

Oppenheimer High Income Fund/VA, Division 25 & 114
2004    1,186   $ 12.17 to $12.42   $14,501     $14,601        6.26%        1.24%        7.44% to 7.71%
2003    1,283     11.30 to  11.56    14,573      13,353        7.04%        1.25%       22.10% to 22.53%
2002    1,315      9.22 to   9.46    12,200      12,129       10.26%        1.25%       -3.86% to -3.52%
2001    1,203      9.55 to   9.82    11,591       9,729        8.71%        1.26%        0.43% to 0.79%

VALIC Company I Money Market Fund, Division 26 & 132
2004      425   $ 10.82 to $12.26   $ 4,928     $ 5,732        0.77%        1.36%       -0.61% to -0.35%
2003      533     10.86 to  12.33     6,207       7,783        0.61%        1.36%       -0.91% to -0.56%
2002      761     10.92 to  12.43     8,900       8,456        1.24%        1.36%       -0.27% to 0.08%
2001      643     10.91 to  12.45     7,629       6,094        3.45%        1.38%        2.12% to 2.49%

Van Kampen LIT Enterprise Portfolio, Division 27
2004      275   $  7.18             $ 1,972     $ 1,934        0.39%        1.16%        2.86%
2003      294      6.98               2,048       1,697        0.48%        1.16%       24.43%
2002      273      5.61               1,530       1,882        0.48%        1.17%      -30.14%
2001      285      8.03               2,286       1,960        0.20%        1.17%      -21.34%

VALIC Company I Growth Fund, Division 28 & 151 /(4)/
2004       --   $    -- to $   --   $    --     $   313          --         1.67%       -8.08% to -7.86%
2003      100      4.96 to   7.04       510         494          --         1.46%       21.53% to 21.96%
2002      116      4.08 to   5.77       488         541          --         1.48%      -31.05% to -30.81%
2001       83      5.92 to   8.34       509         212          --         1.42%      -31.52% to -31.45%

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

5.  Financial Highlights (Continued)

                  At December 31                            For the year ended December 31
       ------------------------------------   ----------------------------------------------------------
                 Unit Fair Value       Net      Average     Investment                    Total Return
        Units       Lowest to        Assets   Net Assets      Income       Expense         Lowest to
       (000s)        Highest         (000s)     (000s)     Ratio /(1)/   Ratio /(2)/      Highest /(3)/
       ------   -----------------   -------   ----------   -----------   -----------   ------------------
Putnam VT Global Growth Fund, Division 29 & 149
2004       78   $  6.82 to $ 9.18   $   571     $   523        2.00%        1.42%       11.97% to 12.37%
2003       78      6.09 to   8.17       499         436        0.93%        1.45%       27.30% to 27.75%
2002       81      4.79 to   6.40       398         409        0.00%        1.47%      -23.56% to -23.29%
2001       60      6.26 to   8.34       377         161        7.45%        1.24%      -30.83% to -30.76%

Oppenheimer Main Street Growth & Income Fund/VA, Division 111
2004    1,438   $  9.90 to $11.16   $15,356     $15,219        0.86%        1.49%        7.87% to 7.93%
2003    1,564      9.18 to  10.34    15,470      13,879        0.97%        1.50%       24.82% to 24.95%
2002    1,701      7.36 to   8.04    13,448      16,338        0.77%        1.50%      -20.02% to -19.94%
2001    1,846     10.35 to  10.04    18,272      16,750        0.52%        1.47%      -11.51% to -11.43%

Oppenheimer Capital Appreciation Fund/VA, Division 112
2004      823   $ 11.47 to $12.47   $10,115     $10,122        0.33%        1.50%        5.33% to 5.39%
2003      905     10.88 to  11.84    10,544       9,419        0.39%        1.51%       28.98% to 29.11%
2002      986      8.43 to   9.18     8,904      10,808        0.61%        1.50%      -27.96% to -27.88%
2001    1,024     12.74 to  12.53    12,821      11,387        0.58%        1.48%      -13.90% to -13.81%

Oppenheimer Main Street Small Cap Fund/VA, Division 113
2004      298   $ 15.92 to $17.72   $ 5,194     $ 4,884        0.00%        1.48%       17.63% to 17.38%
2003      330     13.53 to  15.04     4,865       4,068        0.00%        1.49%       42.20% to 42.34%
2002      363      9.52 to  10.57     3,750       4,310        0.00%        1.48%      -17.01% to -16.93%
2001      375     11.47 to  12.72     4,665       4,134        0.00%        1.48%       -1.86% to -1.77%

Templeton Foreign Securities Fund, Division 116
2004      207   $ 11.42 to $12.10   $ 2,470     $ 2,332        1.05%        1.47%       16.75% to 16.81%
2003      224      9.78 to  10.36     2,285       1,967        1.72%        1.48%       30.23% to 30.36%
2002      244      7.51 to   7.92     1,912       2,348        1.62%        1.49%      -19.78% to -19.70%
2001      269      9.36 to   9.91     2,625       2,776        3.03%        1.48%      -17.26% to -17.18%

AIM V.I. Capital Appreication Fund, Division 117
2004      576   $  9.32 to $10.56   $ 5,881     $ 5,849        0.00%        1.50%        5.02% to 5.13%
2003      633      8.87 to  10.04     6,155       5,603        0.00%        1.51%       27.58% to 27.71%
2002      701      6.96 to   7.86     5,338       6,545        0.00%        1.51%      -25.49% to -25.42%
2001      763      9.33 to  10.54     7,812       8,034        0.00%        1.48%      -24.44% to -24.36%

AIM V.I. Diversified Income Fund, Division 118
2004      296   $ 10.97 to $11.11   $ 3,253     $ 3,426        5.37%        1.47%        3.46% to 3.51%
2003      336     10.60 to  10.73     3,556       3,600        6.09%        1.47%        7.60% to 7.71%
2002      366      9.85 to   9.97     3,610       4,166        6.77%        1.46%        0.77% to 0.87%
2001      445      9.77 to   9.89     4,348       3,692        7.99%        1.46%        2.03% to 2.13%

VALIC Company I Stock Index, Division 133
2004      954   $  9.73 to $17.48   $15,236     $14,948        1.57%        1.48%        8.85% to 8.96%
2003    1,045      8.94 to  16.04    15,332      13,856        1.35%        1.49%       26.28% to 26.41%
2002    1,156      7.08 to  12.69    13,388      16,312        1.15%        1.49%      -23.60% to -23.52%
2001    1,253      9.27 to  16.59    19,229      19,209        0.97%        1.48%      -13.53% to -13.44%

VALIC Company I Growth & Income Fund, Division 134
2004      935   $  9.33 to $14.34   $12,805     $12,714        0.96%        1.48%        9.06% to 9.17%
2003    1,052      8.56 to  13.14    13,212      12,440        0.67%        1.49%       20.82% to 20.94%
2002    1,238      7.08 to  10.86    12,862      15,893        0.68%        1.48%      -22.70% to -22.62%
2001    1,434      9.16 to  14.04    19,193      20,588        0.68%        1.48%      -11.43% to -11.34%

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

5.  Financial Highlights (Continued)

                 At December 31                              For the year ended December 31
       ------------------------------------   ------------------------------------------------------------
                 Unit Fair Value      Net       Average      Investment                    Total Return
       Units        Lowest to        Assets    Net Assets      Income       Expense          Lowest to
       (000s)        Highest         (000s)      (000s)     Ratio /(1)/   Ratio /(2)/      Highest/(3)/
-------------   -----------------   -------   -----------   -----------   -----------   ------------------
VALIC Company I International Equities Fund, Division 135
2004      385   $ 8.49 to $11.05    $ 4,108     $ 3,879        1.48%         1.47%       16.09% to 16.21%
2003      438     7.31 to   9.51      4,011       3,549        1.50%         1.47%       27.70% to 27.82%
2002      494     5.72 to   7.44      3,540       4,137        0.34%         1.47%      -20.01% to -19.93%
2001      495     7.16 to   9.29      4,465       4,691        2.26%         1.47%      -23.15% to -23.07%

VALIC Company I Government Securities Fund, Division 138
2004    1,071   $13.45 to $15.11    $15,966     $17,619        2.85%         1.46%        1.89% to 1.99%
2003    1,318    13.20 to  14.81     19,203      21,916        3.07%         1.46%       -0.37% to -0.27%
2002    1,693    13.24 to  14.85     24,817      23,829        4.08%         1.45%       10.36% to 10.47%
2001    1,711    12.00 to  13.44     22,738      21,575        5.07%         1.45%        5.17% to 5.28%

OCCAT Managed Portfolio, Division 139
2004    1,271   $10.80 to $17.70    $21,549     $21,797        1.51%         1.47%        9.10% to 9.22%
2003    1,468     9.90 to  16.20     22,801      21,389        1.84%         1.48%       19.93% to 20.05%
2002    1,664     8.25 to  13.50     21,460      25,862        2.03%         1.48%      -18.13% to -18.05%
2001    1,884    10.08 to  16.47     29,952      30,160        2.27%         1.47%       -6.34% to -6.25%

Janus Aspen Series Growth Portfolio, Division 141
2004      185   $ 6.37 to $6.40     $ 1,182     $ 1,196        0.00%         1.54%        2.64% to 2.74%
2003      249     6.21 to  6.23       1,546       1,294        0.00%         1.54%       29.52% to 29.65%
2002      227     4.79 to  4.80       1,089       1,245        0.00%         1.53%      -27.82% to -27.75%
2001      184     6.64 to  6.65       1,224         685        0.29%         1.46%      -26.03% to -25.96%

Janus Aspen Series International Growth Portfolio, Division 142
2004       90   $ 7.98 to $8.01     $   725     $   742        0.78%         1.50%       16.90% to 17.03%
2003       98     6.83 to  6.85         670         634        0.96%         1.52%       32.52% to 32.65%
2002      119     5.15 to  5.16         612         704        0.71%         1.56%      -26.87% to -26.80%
2001       96     7.04 to  7.05         675         331        0.91%         1.51%      -24.59% to -24.51%

MFS VIT Capital Opportunities Series, Division 143
2004      109   $ 6.92 to $6.95     $   761     $   780        0.39%         1.51%       10.77% to 10.89%
2003      125     6.25 to  6.27         784         635        0.23%         1.53%       25.48% to 25.61%
2002      115     4.98 to  4.99         576         631        0.00%         1.58%      -30.75% to -30.68%
2001       82     7.19 to  7.20         587         283        0.00%         1.41%      -24.64% to -24.56%

VALIC Company I Science & Technology Fund, Division 144
2004      154   $ 4.13 to $4.14     $   637     $   630        0.00%         1.48%       -0.72% to -0.62%
2003      151     4.16 to  4.17         628         533        0.00%         1.50%       49.21% to 49.35%
2002      161     2.78 to  2.79         449         507        0.00%         1.58%      -41.11% to -41.05%
2001      120     4.73 to  4.73         567         291        0.00%         1.37%      -42.07% to -42.01%

VALIC Company II Mid Cap Value Fund, Division 145
2004      230   $14.20 to $14.26    $ 3,272     $ 2,954        0.16%         1.47%       14.51% to 14.61%
2003      226    12.40 to  12.44      2,805       2,205        0.09%         1.48%       41.21% to 41.35%
2002      218     8.78 to   8.80      1,916       1,956        0.26%         1.48%      -15.25% to -15.17%
2001      166    10.36 to  10.37      1,725         755        0.79%         1.46%       -3.32% to -3.22%

VALIC Company II Strategic Bond Fund, Division 146
2004      106   $14.72 to $14.78    $ 1,561     $ 1,629        5.12%         1.46%        8.95% to 9.07%
2003      136    13.51 to  13.55      1,843       1,740        5.91%         1.47%       17.66% to 17.78%
2002      141    11.48 to  11.50      1,620       1,362        6.98%         1.47%        5.01% to 5.11%
2001       89    10.93 to  10.95        974         399        8.52%         1.50%        8.89% to 9.00%

                            A. G. Separate Account A
                                       of
                          AIG Annuity Insurance Company

                    Notes to Financial Statements (Continued)

5.  Financial Highlights (Continued)

                 At December 31                                 For the year ended December 31
       ------------------------------------   ------------------------------------------------------------
                 Unit Fair Value      Net       Average      Investment                    Total Return
       Units        Lowest to        Assets   Net Assets       Income       Expense          Lowest to
       (000s)        Highest         (000s)     (000s)      Ratio /(1)/   Ratio /(2)/      Highest/(3)/
-------------   -----------------   -------   -----------   -----------    ----------   ------------------
VALIC Company II High Yield Bond Fund, Division 147
2004       43   $14.20 to $14.26    $   625     $   654        8.42%         1.49%       14.14% to 14.26%
2003       50    12.44 to  12.48        628         561        9.02%         1.50%       28.03% to 28.16%
2002       41     9.72 to   9.74        399         347       10.09%         1.44%       -3.29% to -3.20%
2001       28    10.05 to  10.06        280         169       10.65%         1.18%        4.41% to 4.52%

Putnam VT Voyager Fund II, Division 148
2004      117   $ 5.48 to $ 5.50    $   644     $   665          --          1.57%        6.40% to 5.85%
2003      140     5.17 to   5.19        725         654          --          1.58%       30.02% to 30.15%
2002      154     3.98 to   3.99        612         679          --          1.62%      -30.64% to -30.57%
2001      123     5.73 to   5.74        708         406          --          1.48%      -31.83% to -31.76%

/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in \which the division invests.

/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of administrative and mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/(3)/ These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

/(4)/ The VALIC Company I Growth Fund was closed as of August 27, 2004. The amount for Average Assets is an average for the first eight months of the year. The Total Return Ratio is calculated as of August 27, 2004.